SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 33	☒

(File No. 33-62457)

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 93	☒

(File No. 811-04298)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource Variable Life Separate Account

Name of Depositor:

RIVERSOURCE LIFE INSURANCE COMPANY

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

70100 Ameriprise Financial Center

Minneapolis, MN 55474

(800) 862-7919

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A: PROSPECTUS

Prospectus
May 1, 2016
RiverSource®
Succession Select® Variable Life Insurance
AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) Website address: riversource.com/lifeinsurance RiverSource Variable Life Separate Account
This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).
The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured’s death. You may direct your net premiums or transfers to:
•	A fixed account to which we credit interest.
•	Subaccounts that invest in underlying funds.
Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.
This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.
RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
Please note that your investments in a policy and its underlying funds:
•	Are NOT deposits or obligations of a bank or financial institution;
•	Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and
•	Are subject to risks including loss of the amount you invested and the policy ending without value.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RiverSource Succession Select® Variable Life Insurance — Prospectus    1

2    RiverSource Succession Select® Variable Life Insurance — Prospectus

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy or surrender the policy.
Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Expense Charge	When you pay premium.	5% of each premium payment.

Surrender Charge(a)	When you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 policy years.	Rate per $1,000 of the initial specified amount:
Minimum: $2.35 — Female, Standard, Age 15; Male, Standard Nonsmoker, Age 90.
Maximum: $35.77 — Female, Standard Nonsmoker, Age 70; Male, Standard Nonsmoker, Age 70.
Representative Insured: $18.6949 — Female, preferred Nonsmoker, Age 55; Male, Standard Nonsmoker, Age 55.
For 2001 CSO policies:
Rate per $1,000 of the initial specified amount:
Minimum: $2.35 — Female, Standard, Age 15; Male, Standard Nontobacco, Age 90.
Maximum: $35.63 — Female, Standard Nontobacco, Age 70; Male, Standard Nontobacco, Age 70.
Representative Insureds: $18.70 — Female, preferred Nontobacco, Age 55; Male, Standard Nontobacco, Age 55.

Partial Surrender Charge	When you surrender part of the value of your policy.	The lesser of:
• $25; or
• 2% of the amount surrendered.

Transfer Charge	We reserve the right to charge a fee for more than 5 transfers by mail or telephone per policy year.	Maximum: Up to $25 per transfer in excess of 5. Current: No charge.

Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds	When you take a loan or surrender and proceeds are sent by express mail or electronic fund transfer.	• $25 — United States.
• $35 — International.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown in the section entitled "Two Ways to Request a Transfer, Loan or Surrender".

RiverSource Succession Select® Variable Life Insurance — Prospectus    3

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.
Charges Other than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance Charge(a)	Monthly.	Monthly rate per $1,000 of net amount at risk:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $83.3325 — Male, Smoker, Age 85; Male, Smoker, Age 90: Duration 15.
Representative Insureds: $.004437 — Male, Standard Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of net amount at risk:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $31.50235 — Male, Tobacco, Age 85; Male, Tobacco, Age 90: Duration 15.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55, Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Fee	Monthly.	Maximum: $20 per month for first 10 policy years; and $7.50 per month for policy years 11+.
Current: $20 per month for the first 10 policy years.

Administrative Charge(a)	Monthly.	Monthly rate per $1,000 of initial specified amount:
Guaranteed:
Years 1-10 $.07.
Years 11+ $.02.
		Current:	Youngest Insured’s Age Per $1,000 of initial specified amount per month
			15-39	40-59	60+
		Years 1-10	$.04	$.05	$.06
		Years 11+	$.00	$.00	$.00
Representative Insureds: Male, Standard Nonsmoker, Age 55; Female, Preferred, Nonsmoker, Age 55.
Years 1-10 $.07.
Years 11+ $.02.

Mortality and Expense Risk Charge	Daily.	Guaranteed:
• .90% of the average daily net asset value of the subaccounts for all policy years.
Current:
• .90% of the average daily net asset value of the subaccounts for policy years 1-10; and
• .45% of the average daily net asset value of the subaccounts for policy years 11+.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.

4    RiverSource Succession Select® Variable Life Insurance — Prospectus

Charges Other than Fund Operating Expenses (continued)
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Interest Rate on Loans	Charged daily and due at the end of the policy year.	Guaranteed: 6% per year.
Current:
• 6% for policy years 1-10;
• 4% for policy years 11+.

Four-Year Term Insurance Rider (FYT)(a),(b)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Guaranteed: $18.51107 — Male, Smoker, Age 90; Male, Smoker, Age 85: Duration 4.
Representative Insureds: $.00437 — Male, Standard Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55: Duration 1.
For 2001 CSO policies:
Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $0.00001 — Female, Standard, Age 15; Female, Standard, Age 15: Duration 1.
Maximum: $13.30531 — Male, Tobacco, Age 90; Male, Tobacco, Age 85: Duration 4.
Representative Insureds: $.00239 — Male, Standard Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55: Duration 1.

Policy Split Option Rider (PSO)	Monthly.	Monthly rate is $.06 per $1,000 of the current base policy specified amount plus the STR specified amount.

Survivor Term Rider (STR)(a),(c)	Monthly.	Monthly rate per $1,000 of the cost of insurance amount:
Minimum: $.00006 — Female, Standard Nonsmoker, Age 15; Female, Standard Nonsmoker, Age 15: Duration 1.
Maximum: $83.3325 — Male, Smoker, Age 75; Male, Smoker, Age 75: Duration 25.
Representative Insureds: $.00437 — Male, Standard Nonsmoker, Age 55; Female, Standard Nonsmoker, Age 55: Duration 1.

(a)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown in the section entitled “Two Ways to Request a Transfer, Loan or Surrender”.
(b)	This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c)	The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.

RiverSource Succession Select® Variable Life Insurance — Prospectus    5

Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2015, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Minimum and maximum total annual operating expenses for the funds(a)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.46	7.24
(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and Statement of Additional Information (SAI).
Total annual operating expenses for each fund*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.13	—	1.08	—	1.08
AB VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85	—	0.85
AB VPS International Value Portfolio (Class B)	0.75	0.25	0.10	—	1.10	—	1.10
AB VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.07	—	1.07	—	1.07
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.40	—	1.35	0.05	1.30 (1)
American Century VP International, Class I	1.31	—	0.02	—	1.33	0.31	1.02 (2)
American Century VP Value, Class I	0.97	—	—	—	0.97	0.18	0.79 (3)
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.25	—	1.12	0.13	0.99 (4)
Calvert VP SRI Balanced Portfolio – Class I	0.53	—	0.17	—	0.70	—	0.70 (5)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.70	0.13	0.11	—	0.94	0.02	0.92 (6)
Columbia Variable Portfolio – Disciplined Core Fund (Class 3)***	0.65	0.13	0.08	—	0.86	—	0.86
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.63	0.13	0.09	—	0.85	—	0.85
Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.18	0.13	0.18	—	1.49	—	1.49 (7)(8)
Columbia Variable Portfolio – Global Bond Fund (Class 3)	0.65	0.13	0.12	—	0.90	0.08	0.82 (9)
Columbia Variable Portfolio – Government Money Market Fund (Class 3)***	0.39	0.13	0.10	—	0.62	0.04	0.58 (10)
Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.65	0.13	0.12	—	0.90	0.01	0.89 (11)
Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.65	0.13	0.08	—	0.86	—	0.86

6    RiverSource Succession Select® Variable Life Insurance — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)	0.47	0.13	0.07	—	0.67	—	0.67
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.71	0.13	0.08	—	0.92	0.03	0.89 (7)(11)
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)	0.20	0.13	0.13	—	0.46	—	0.46
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.47	0.25	0.07	—	0.79	—	0.79
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.23	0.25	0.08	0.45	1.01	—	1.01
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.23	0.25	0.04	0.50	1.02	—	1.02
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.03	0.58	1.06	—	1.06
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.20	0.25	0.02	0.54	1.01	—	1.01
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)	0.82	0.13	0.13	—	1.08	0.19	0.89 (11)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)	0.82	0.13	0.11	—	1.06	—	1.06
Columbia Variable Portfolio – Select International Equity Fund (Class 3)	0.87	0.13	0.13	—	1.13	0.10	1.03 (7)(12)
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.74	0.13	0.07	—	0.94	—	0.94
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.87	0.13	0.12	—	1.12	0.08	1.04 (13)
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.42	0.13	0.08	—	0.63	—	0.63
Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.34	—	1.09	0.04	1.05 (14)
Deutsche Alternative Asset Allocation VIP, Class B	0.31	0.25	0.27	1.12	1.95	0.24	1.71 (15)
Eaton Vance VT Floating-Rate Income Fund	0.58	0.25	0.35	—	1.18	—	1.18
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Growth & Income Portfolio Service Class	0.45	0.10	0.11	0.02	0.68	—	0.68
Fidelity ® VIP Mid Cap Portfolio Service Class	0.55	0.10	0.08	—	0.73	—	0.73
Fidelity ® VIP Overseas Portfolio Service Class	0.67	0.10	0.13	—	0.90	—	0.90
FTVIPT Franklin Global Real Estate VIP Fund – Class 2	1.05	0.25	0.06	—	1.36	—	1.36
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.01	—	0.71	—	0.71
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.69	0.25	0.04	—	0.98	—	0.98
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.62	0.25	0.03	0.01	0.91	0.01	0.90 (16)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.06	—	0.77	—	0.77

RiverSource Succession Select® Variable Life Insurance — Prospectus    7

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.07	—	0.87	0.03	0.84 (17)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	2.96	0.82	4.33	2.89	1.44 (18)
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares	0.75	—	0.24	—	0.99	0.18	0.81 (19)
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares	0.62	—	0.09	—	0.71	0.07	0.64 (20)
Invesco V.I. American Franchise Fund, Series I Shares	0.67	—	0.29	—	0.96	—	0.96
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.09	1.49	0.44	1.05 (21)
Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.27	—	1.08	0.05	1.03 (22)
Invesco V.I. Core Equity Fund, Series I Shares	0.61	—	0.29	0.01	0.91	0.01	0.90 (23)
Invesco V.I. Diversified Dividend Fund, Series I Shares	0.49	—	0.22	0.01	0.72	0.01	0.71 (23)
Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.30	0.01	1.27	0.01	1.26 (23)
Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.32	—	1.07	—	1.07
Invesco V.I. Technology Fund, Series I Shares	0.75	—	0.40	—	1.15	—	1.15
Ivy Funds VIP Asset Strategy	0.68	0.25	0.06	—	0.99	—	0.99
Janus Aspen Series Enterprise Portfolio: Service Shares	0.64	0.25	0.10	—	0.99	—	0.99
Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.17	—	1.06	—	1.06 (24)
Janus Aspen Series Janus Portfolio: Service Shares	0.66	0.25	0.11	—	1.02	—	1.02
Janus Aspen Series Overseas Portfolio: Service Shares	0.44	0.25	0.13	—	0.82	—	0.82
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.21	—	1.31	0.26	1.05 (25)
MFS ® Massachusetts Investors Growth Stock Portfolio – Service Class	0.75	0.25	0.04	—	1.04	—	1.04
MFS ® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21	0.02	1.19 (26)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.25	0.54	—	1.64	0.24	1.40 (27)
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (28)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	5.25	0.04	7.24	3.98	3.26 (29)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.59	0.25	0.15	0.03	1.02	0.03	0.99 (30)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.12	—	1.05	—	1.05

8    RiverSource Succession Select® Variable Life Insurance — Prospectus

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.83	1.51	0.16	1.35 (31)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	0.01	—	0.76	—	0.76
Putnam VT Global Health Care Fund – Class IB Shares	0.62	0.25	0.13	—	1.00	—	1.00
Putnam VT High Yield Fund – Class IB Shares	0.56	0.25	0.14	—	0.95	—	0.95
Putnam VT International Equity Fund – Class IB Shares	0.69	0.25	0.15	—	1.09	—	1.09
Putnam VT Multi-Cap Growth Fund – Class IA Shares	0.55	—	0.11	—	0.66	—	0.66
Royce Capital Fund – Micro-Cap Portfolio, Investment Class	1.25	—	0.07	—	1.32	—	1.32
Third Avenue Value Portfolio	0.90	—	0.32	—	1.22	—	1.22
VanEck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.46	—	2.46	1.01	1.45 (32)
Variable Portfolio – Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.78	1.07	—	1.07 (33)(34)
Variable Portfolio – Aggressive Portfolio (Class 4)	0.03	0.25	0.01	0.78	1.07	—	1.07 (33)(34)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.51	0.13	0.13	—	0.77	—	0.77 (7)(8)
Variable Portfolio – Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.59	0.88	—	0.88 (33)(34)
Variable Portfolio – Conservative Portfolio (Class 4)	0.03	0.25	0.01	0.59	0.88	—	0.88 (33)(34)
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3)***	0.70	0.13	0.07	0.03	0.93	—	0.93 (35)
Variable Portfolio – Moderate Portfolio (Class 2)	0.03	0.25	0.01	0.70	0.99	—	0.99 (33)(34)
Variable Portfolio – Moderate Portfolio (Class 4)	0.03	0.25	0.01	0.70	0.99	—	0.99 (33)(34)
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	0.03	0.25	0.01	0.74	1.03	—	1.03 (33)(34)
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	0.03	0.25	0.01	0.74	1.03	—	1.03 (33)(34)
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	0.03	0.25	0.01	0.64	0.93	—	0.93 (33)(34)
Variable Portfolio – Moderately Conservative Portfolio (Class 4)	0.03	0.25	0.01	0.64	0.93	—	0.93 (33)(34)
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	0.03	0.25	3.59	0.67	4.54	3.63	0.91 (36)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	0.02	0.25	3.12	0.65	4.04	3.00	1.04 (36)
Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.99	0.13	0.08	—	1.20	0.14	1.06 (37)
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3)***	0.83	0.13	0.08	—	1.04	0.06	0.98 (38)
Wanger International	0.92	—	0.19	—	1.11	—	1.11
Wanger USA	0.86	—	0.14	0.01	1.01	—	1.01

RiverSource Succession Select® Variable Life Insurance — Prospectus    9

Total annual operating expenses for each fund* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Wells Fargo VT International Equity Fund – Class 2***	0.80	0.25	0.15	—	1.20	0.26	0.94 (39)
Wells Fargo VT Opportunity Fund – Class 2***	0.70	0.25	0.14	—	1.09	0.09	1.00 (39)
Wells Fargo VT Small Cap Growth Fund – Class 2***	0.80	0.25	0.13	—	1.18	—	1.18
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2017. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(3)	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund's management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
(4)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2017. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2017. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(5)	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
(6)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.915%.
(7)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.
(8)	Management fee rate has been restated to reflect current fees based on current asset levels.
(9)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.815%.
(10)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.575%.
(11)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.885%.
(12)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.025%.
(13)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.035%.
(14)	Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through May 1, 2017. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year

10    RiverSource Succession Select® Variable Life Insurance — Prospectus

during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before May 1, 2017.
(15)	Through April 30, 2017, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.59% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.12%). These agreements may only be terminated with the consent of the fund's Board.
(16)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for at least the next 12 month period.
(17)	The Investment Adviser has agreed to (i) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.054% of the Fund’s average daily net assets and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(18)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(19)	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.094% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
(20)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
(21)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.04% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2017 and June 30, 2017, respectively. The fee waiver agreements cannot be terminated during their terms.
(22)	Invesco has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2017. The fee waiver agreement cannot be terminated during its term.
(23)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2017. The fee waiver agreement cannot be terminated during its term.
(24)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2017. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(25)	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(26)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.19% of the fund’s average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2017.
(27)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

RiverSource Succession Select® Variable Life Insurance — Prospectus    11

(28)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(29)	Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2019 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(30)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.
(31)	PIMCO has contractually agreed, through May 1, 2017, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(32)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class S of the Fund's average daily net assets per year until May 1, 2017. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(33)	Other expenses for Class 2 and Class 4 shares have been restated to reflect current transfer agency fees paid by the Fund. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(34)	Management fees have been restated to reflect current management fee rates, which reflects a shareholder-approved fee change.
(35)	Management fees have been restated to reflect current management fee rates.
(36)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.91% for Variable Portfolio – Multi-Manager Diversified Income Fund and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund.
(37)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.055%.
(38)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or beyond usual expenses) until April 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.975%.
(39)	The Adviser has committed through April 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

12    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Benefits and Risks
This summary describes the policy’s important benefits and risks. The sections in the prospectus following this summary discuss the policy’s benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the “Key Terms” section.
Policy Benefits
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Death Benefit	We will pay a benefit to the beneficiary of the policy when both insureds have died. Before the youngest insured’s attained insurance age 100, your policy’s death benefit on the last surviving insured’s death can never be less than the specified amount unless you change that amount or your policy has outstanding indebtedness.	The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose either of the following death benefit options:
Option 1 (level amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the specified amount; or
• a percentage of the policy value.
Option 2 (variable amount): If death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
• the policy value plus the specified amount; or
• a percentage of the policy value.
You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Internal Revenue Code of 1986, as amended (Code).
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
• the policy value on the death benefit valuation date; or
• the policy value at the youngest insured’s attained insurance age 100.

Minimum Initial Guarantee Period and Death Benefit Guarantees (DBG)* * In Maryland, referred to as No Lapse Guarantee (NLG) and in Illinois, referred to as Coverage Protection (CP).	Your policy will not lapse (end without value) if the minimum initial premium period or any of the DBG options are in effect, even if the cash surrender value is less than the amount needed to pay the monthly deduction.	Minimum Initial Premium Period: A period of time during the early years of the policy when you may choose to pay the minimum initial premium as long as the policy value minus indebtedness equals or exceeds the monthly deduction.
Death Benefit Guarantees: Each policy has the following two DBG options which remain in effect if you meet certain premium requirements and indebtedness does not exceed the policy value minus surrender charges:
• Death Benefit Guarantee To Age 85 (DBG-85) guarantees the policy will not lapse before the youngest insured’s attained insurance age 85 (or 15 policy years, if later).
• Death Benefit Guarantee To Age 100 (DBG-100) guarantees the policy will not lapse before the youngest insured’s attained insurance age 100.
The DBG-85 and DBG-100 are not available in Massachusetts, New Jersey and Texas.

RiverSource Succession Select® Variable Life Insurance — Prospectus    13

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Flexible Premiums	You choose when to pay premiums and how much premium to pay.	When you apply for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured’s attained insurance age 100. We may refuse premiums in order to comply with the Code. Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and the length of time your policy will remain in force as well as affect whether the DBG remains in effect.

Policy Value Credits	You may receive a credit to your policy value beginning in the second policy year.	If you have met certain premium requirements, we currently credit the policy value on a pro rata basis with an amount equal on an annual basis to .15% of the policy value. We reserve the right to change the credit percentage. No minimum credit is guaranteed. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semi-annual or annual basis as we determine.

Right to Examine Your Policy (“Free Look”)	You may return your policy for any reason and receive a full refund of all premiums paid.	You may mail or deliver the policy to our service center or to your sales representative with a written request for cancellation by the 20th day. On the date your request is postmarked or received, the policy will immediately be considered void from the start.
Under our current administrative practice, your request to cancel the policy under the “Free Look” provision will be honored if received at our service center within 30 days from the latest of the following dates:
• The date we mail the policy from our service center.
• The policy date (only if the policy is issued in force).
• The date your sales representative delivers the policy to you as evidenced by our policy delivery receipt, which you must sign and date.
We reserve the right to change or discontinue this administrative practice at any time.

Exchange Right	For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts.	Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. This exchange does not require our underwriting approval. We do not issue a new policy. State restrictions may apply.

14    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Benefits (continued)
POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS
Investment Choices	You may direct your net premiums or transfer your policy’s value to:
	• The Variable Account which consists of subaccounts, each of which invests in a fund with a particular investment objective; or	• Under the Variable Account your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.
	• The Fixed Account which is our general investment account.	• The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 4%

Surrenders	You may cancel the policy while it is in force and receive its cash surrender value or take a partial surrender out of your policy.	The cash surrender value is the policy value minus indebtedness minus any applicable surrender charges. Partial surrenders are available within certain limits for a fee.

Loans	You may borrow against your policy’s cash surrender value.	Your policy secures the loan.

Transfers	You may transfer your policy’s value.	You may transfer policy value from one subaccount to another or between subaccounts and the fixed account. You can also arrange for automated transfers among the fixed account and subaccounts. Certain restrictions may apply.

Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider. These riders may not be available in all states.	Available riders you may add:
• Four-Year Term Insurance Rider (FYT): FYT provides a specified amount of term insurance. The FYT death benefit is paid if both insureds die during the first four policy years.
• Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. (See “Federal Taxes.”)

RiverSource Succession Select® Variable Life Insurance — Prospectus    15

Policy Risks
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Investment Risk	You direct your net premiums or transfer your policy’s value to a subaccount that drops in value.	• You can lose cash values due to adverse investment experience. There is no minimum guaranteed cash value under the subaccounts of the variable account.
• Your death benefit under Option 2 may be lower due to adverse investment experience.
• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.

	You transfer your policy’s value between subaccounts.	• The value of the subaccount from which you transferred could increase.
• The value of the subaccount to which you transferred could decrease.

Risk of Limited Policy Values in Early Years	The policy is not suitable as a short-term investment.	• If you are unable to afford the premiums needed to keep the policy in force, your policy could lapse with no value.

	Your policy has little or no cash surrender value in the early policy years.	• Surrender charges apply to this policy for the first 15 policy years. Surrender charges can significantly reduce policy value. Poor investment performance can also significantly reduce policy values. During early policy years the cash surrender value may be less than the premiums you pay for the policy.

	Your ability to take partial surrenders is limited.	• You cannot take partial surrenders during the first policy year.

Lapse Risk	You do not pay the premiums needed to maintain coverage.	• We will not pay a death benefit if your policy lapses.
• Also, the lapse may have adverse tax consequences. (See “Tax Risk.”)

	Your policy may lapse due to surrender charges.	• Surrender charges affect the surrender value, which is a measure we use to determine whether your policy will enter a grace period (and possibly lapse, which may have adverse tax consequences, see “Tax Risk”). A partial surrender will reduce the policy value and the death benefit, and may terminate any of the DBG options. Additionally, for Option 1 policies, a partial surrender will reduce the specified amount.

	You take a loan against your policy.	• Taking a loan increases the risk of:
— policy lapse (which may have adverse tax consequences, see “Tax Risk”);
— a permanent reduction of policy value;
— reducing the death benefit.
• Taking a loan may also terminate the DBG.

	Your policy can lapse due to poor investment performance.	• Your policy could lapse due to adverse investment experience if neither the minimum initial premium period nor any of the DBG options are in effect and you do not pay the premiums needed to maintain coverage.
• The lapse may have adverse tax consequences (See “Tax Risk”).

16    RiverSource Succession Select® Variable Life Insurance — Prospectus

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Exchange/Replacement Risk	You exchange or replace another policy to buy this one.	• You may pay surrender charges on the old policy
• The new policy has surrender charges, which may extend beyond those in the old policy.
• You may be subject to new incontestability and suicide periods on the new policy.
• You may be in a higher insurance risk rating category in the new policy which may increase the cost of the policy.
• If a partial surrender is taken prior to the exchange, you may have adverse tax consequences.
• Also, the exchange may have adverse tax consequences. (See “Tax Risk.”)

	You use cash values or dividends from another policy to buy this one, without fully surrendering the other policy.	• If you borrow from another policy to buy this one, the loan reduces the death benefit on the other policy. If you fail to repay the loan and accrued interest, you could lose the other coverage and you may be subject to income tax if the policy lapses or is surrendered with a loan against it. You may have adverse tax consequences. (See “Tax Risk.”)
• If you surrender cash value from another policy to buy this one, you could lose coverage on the other policy. Also, the surrender may be subject to income tax. You may have adverse tax consequences. (See “Tax Risk.”)

Tax Risk	A policy may be classified as a “modified endowment contract” (MEC) for federal income tax purposes when issued. If a policy is not a MEC when issued, certain changes you make to the policy may cause it to become a MEC.	• Any taxable earnings come out first on surrenders or loans from a MEC policy or an assignment or pledge of a MEC policy. Investment in the policy comes out second. Federal income tax on these earnings will apply. State and local income taxes may also apply. If you are under age 59½, a 10% penalty tax may also apply to these earnings.

	If you exchange or replace another policy to buy this one.	• If you replace the old policy and it is not part of an exchange under Section 1035 of the Code, there may be adverse tax consequences if the total policy value (before reductions for outstanding loans, if any) exceeds your investment in the old policy.
• If you replace the old policy as part of an exchange under Section 1035 of the Code and there is a loan on the old policy, there may be adverse tax consequences if the total policy value (before reductions for the outstanding loan) exceeds your investment in the old policy.
• The new policy may be or may become a MEC even if the old policy was not a MEC. See discussion under “Modified Endowment Contracts”.
• The exchange may require a portion of the cash value of the old policy to be distributed in order to qualify the new policy as a life insurance policy for federal tax purposes.

RiverSource Succession Select® Variable Life Insurance — Prospectus    17

Policy Risks (continued)
POLICY RISK	WHAT IT MEANS	WHAT CAN HAPPEN
Tax Risk (continued)	If your policy lapses or is fully surrendered with an outstanding policy loan, you may experience a significant tax cost.	You will be taxed on any earnings in the policy. Generally, a contract has earnings to the extent the cash value plus any outstanding loans exceeds the investment in the contract.
• For non-MEC policies, it could be the case that a policy with a relatively small existing cash value could have significant as yet untaxed earnings that will be taxed upon lapse or surrender of the policy.
• For MEC policies, earnings are the remaining earnings (any earnings that have not been previously taxed) in the policy, which could be a significant amount depending on the policy.

	You may buy this policy to provide assets that will be available to support your promise to pay benefits under a nonqualified tax-deferred retirement plan.	• Like other general business assets, the policy is subject to the general creditors of the company and may be used to pay any expenses of the company. Thus, the policy might not be available to support a business’ obligation to make payments under a nonqualified deferred compensation plan. Please consult with your tax advisor regarding potential Code Section 409A implications.

	You may buy this policy to fund a qualified tax-deferred retirement plan.	• The policy will not provide any necessary or additional tax deferral if it is used to fund a qualified tax-deferred retirement plan. See discussion under “Qualified Tax-deferred retirement plans” for additional tax considerations.

	The investments in the subaccount are not adequately diversified.	• If a policy fails to qualify as a life insurance policy because it is not adequately diversified, the policyholder must include in gross income the “income on the contract” (as defined in Section 7702(g) of the Code).

Congress may change how a life insurance policy is taxed at any time. The interpretation of current tax law is subject to change by the Internal Revenue Service (IRS) or the courts at any time.	• You could lose any or all of the specific federal income tax attributes and benefits of a life insurance policy including tax-deferred accrual of cash values and income tax free death benefits.
• For non-MEC policies you could lose your ability to take non-taxable distributions or loans from the policy.
• Typically, changes of this type are prospective only, but some or all of the attributes could be affected.

	The IRS may determine that you are the owner of the fund shares held by our Variable Account.	• You may be taxed on the income of each subaccount to the extent of your interest in the subaccount.

Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

18    RiverSource Succession Select® Variable Life Insurance — Prospectus

Fund Risks
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund’s prospectus. Please refer to the prospectuses for the funds for more information. The investment advisers cannot guarantee that the funds will meet their investment objectives.

RiverSource Succession Select® Variable Life Insurance — Prospectus    19

Loads, Fees and Charges
Policy charges primarily compensate us for:
•	providing the insurance benefits of the policy;
•	issuing the policy;
•	administering the policy;
•	assuming certain risks in connection with the policy; and
•	distributing the policy.
We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.
Premium Expense Charge
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents’ commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under “Surrender Charge” below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.
Monthly Deduction
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:
1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the administrative charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.
We explain each of the four components below.
You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.
We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:
•	you do not specify the accounts from which the monthly deduction is to be taken; or
•	the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.
If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See “Death Benefit Guarantee to Age 100,” “Minimum Initial Premium Period;” also “Grace Period,” “Reinstatement.”)
Components of the monthly deduction:
1.	Cost of insurance: the cost providing the death benefit under your policy.
The cost of insurance for a policy month is calculated as: [a x (b – c)]
where:
“a”	is the monthly cost of insurance rate based on each insured’s insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.
We set the rates based on our expectations of mortality, future investment earnings, persistency and expenses. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in

20    RiverSource Succession Select® Variable Life Insurance — Prospectus

your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.
“b”	is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).
“c”	is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.
2.	Policy fee: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.
3.	Administrative charge: The monthly charge varies depending on the youngest insured’s insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy’s initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy’s initial specified amount for the first ten years and $.02 per $1,000 of the policy’s initial specified amount thereafter.
4.	Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See “Fee Tables — Charges Other than Fund Operating Expenses.”)
Note for Montana residents: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.
Surrender Charge
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.
The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.
The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds’ insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.
The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.
Lapse or surrender at beginning of year	Maximum surrender charge
1	$18,694.85
2	18,694.85
3	18,694.85
4	18,694.85
5	18,694.85
6	18,538.98
7	16,669.49
8	14,800.09
9	12,930.59
10	11,061.10
11	9,191.60
12	7,322.11
13	5,452.62
14	3,583.12
15	1,713.63
16	0.00

RiverSource Succession Select® Variable Life Insurance — Prospectus    21

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55 qualifying for preferred nontobacco rates. We assume the specified amount to be $1,000,000.
Lapse or surrender at beginning of year	Maximum surrender charge:
1	$18,694.05
2	18,694.05
3	18,694.05
4	18,694.05
5	18,694.05
6	18,538.10
7	16,668.43
8	14,798.76
9	12,929.97
10	11,060.30
11	9,190.63
12	7,320.96
13	5,452.17
14	3,582.50
15	1,712.83
16	0.00
The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured’s issue age multiplied by a rate based on the oldest insured’s issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for preferred nonsmoker rates; the youngest insured’s rate is $21.0979 and the oldest insured’s rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.
From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.
Partial Surrender Charge
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.
Mortality and Expense Risk Charge
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first ten policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:
•	Mortality risk — the risk that the cost of insurance charge will be insufficient to meet actual claims.
•	Expense risk — the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.
Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.
Transfer Charge
We reserve the right to assess a fee for each transfer in excess of five transfers per policy year made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.
Annual Operating Expenses of the Funds
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund’s prospectus.

22    RiverSource Succession Select® Variable Life Insurance — Prospectus

Effect of Loads, Fees and Charges
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:
•	cost of insurance charges;
•	administrative charges;
•	surrender charges;
•	cost of optional insurance benefits;
•	policy fees;
•	mortality and expense risk charges; and
•	annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.
In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.
Other Information on Charges
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.
RiverSource Life
We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
The Variable Account and the Funds
The variable account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.
The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.
•	Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

RiverSource Succession Select® Variable Life Insurance — Prospectus    23

•	Funds available under the policy: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation that a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your policy could result in negative net performance.
•	Risks and conflicts of interest with certain funds advised by Columbia Management: We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several fund of funds, including managed volatility funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and volatility management risk with the managed volatility funds: These funds invest in other registered mutual funds. In addition, managed volatility funds employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the policies and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk when markets are declining and market volatility is high. A successful strategy may result in less gain in your policy value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Although an investment in the managed volatility funds may mitigate declines in your policy value due to declining equity markets, the funds’ investment strategies may also curb or decrease your policy value during periods of positive performance by the equity markets. There is no guarantee that any of the funds’ strategies will be successful. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the managed volatility funds, it provides no investment advice to you as whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are listed in the table below.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

24    RiverSource Succession Select® Variable Life Insurance — Prospectus

Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contracts would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:
•	Compensating, training and educating sales representatives who sell the policies.
•	Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.
•	Providing sub-transfer agency and shareholder servicing to policy owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the policies.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The sources of revenue we receive from these affiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•
Assets of the fund’s adviser, subadviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “Distribution and/or Service 12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

RiverSource Succession Select® Variable Life Insurance — Prospectus    25

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS International Value Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP International, Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value, Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Calvert VP SRI Balanced Portfolio - Class I	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert Investment Management, Inc.
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio - Large Core Quantitative Fund (Class 3))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 3)	Seeks high a level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

26    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Global Bond Fund (Class 3)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio - Cash Management Fund (Class 3))	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 3)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 3)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance — Prospectus    27

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Select International Equity Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Credit Suisse Trust - Commodity Return Strategy Portfolio	The portfolio is designed to achieve positive total return relative to the performance of the Bloomberg Commodity Index Total Return ("BCOM Index").	Credit Suisse Asset Management, LLC
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Eaton Vance VT Floating-Rate Income Fund	Seeks high level of current income.	Eaton Vance Management
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either "growth" stocks or "value" stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

28    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Global Real Estate VIP Fund - Class 2	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund, Series II Shares	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund, Series I Shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.

RiverSource Succession Select® Variable Life Insurance — Prospectus    29

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. International Growth Fund, Series II Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Technology Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Massachusetts Investors Growth Stock Portfolio - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® New Discovery Series - Service Class	Seeks capital appreciation.	MFS ® Investment Management
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

30    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Putnam VT Global Health Care Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT High Yield Fund - Class IB Shares	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager
Putnam VT International Equity Fund - Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, advisor; The Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager
Putnam VT Multi-Cap Growth Fund - Class IA Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, advisor; Putnam Investments Limited, sub-manager
Royce Capital Fund - Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 3)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC

RiverSource Succession Select® Variable Life Insurance — Prospectus    31

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio - Sit Dividend Growth Fund (Class 3))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 4)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Small Cap Value Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.
Variable Portfolio - Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio - Victory Established Value Fund (Class 3))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.
Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC
Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

32    RiverSource Succession Select® Variable Life Insurance — Prospectus

Investing In	Investment Objective and Policies	Investment Adviser
Wells Fargo VT International Equity Fund - Class 2 (previously Wells Fargo Advantage VT International Equity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Opportunity Fund - Class 2 (previously Wells Fargo Advantage VT Opportunity Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund - Class 2)	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number in the section entitled "Two Ways to Request a Transfer, Loan or Surrender".
Relationship Between Funds and Subaccounts
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See “Transfers Between the Fixed Account and Subaccounts.”)
In the event of any such substitution or change, we may amend the policy and take whatever action is necessary and appropriate without your consent or approval. We will not make any substitution or change without receiving the required prior approval of the SEC or state insurance departments.
Voting Rights
As a policy owner with investments in the subaccounts, you may vote on important fund matters.  We calculate votes separately for each subaccount.  We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which you are entitled.

RiverSource Succession Select® Variable Life Insurance — Prospectus    33

We are the legal owner of all fund shares and therefore hold all voting rights.  However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from policy owners.  We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions.  As a result of this proportional voting, in cases when a small number of policy owners vote, their votes will have a greater impact and may even control the outcome.
The Fixed Account
You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in “Transfers Between the Fixed Account and Subaccounts”). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Placing policy value in the fixed account does not entitle you to share in the fixed account’s investment experience, nor does it expose you to the account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% on may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our profits, revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.
Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Purchasing Your Policy
Application
Your sales representative will help you complete an application and send it along with your initial premium payment to our service center. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:
•	select a specified amount of insurance;
•	select a death benefit option;
•	designate a beneficiary; and
•	state how premiums are to be allocated among the fixed account and/or the subaccounts.
Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.
Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.
Risk classification: The risk classification is based on the insured’s health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See “Loads, Fees and Charges.”)

34    RiverSource Succession Select® Variable Life Insurance — Prospectus

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.
Incontestability: We will have two years from the effective date of your policy or from reinstatement of your policy (see “Keeping the Policy in Force — Reinstatement”) to contest the truth of statements or representations in your application. After the policy has been in force during the insured’s lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.
Householding and Delivery of Certain Documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.
Premiums
Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premiums.
You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.
The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.
You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.
Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.
Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.
No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured’s attained insurance age 100.
Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.
We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under “Policy Value.” Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.
Additional premiums: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our service center before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our service center at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

RiverSource Succession Select® Variable Life Insurance — Prospectus    35

Limitations on Use of the Policy
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner’s access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.
Policy Value
The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:
Fixed Account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:
•	the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus
•	interest credited; minus
•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus
•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.
Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.
Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:
The number of accumulation units you own may fluctuate due to:
•	additional net premiums allocated to the subaccounts;
•	transfers into or out of the subaccounts;
•	partial surrenders and partial surrender fees;
•	surrender charges; and/or
•	monthly deductions.
Accumulation unit values will fluctuate due to:
•	changes in underlying fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and
•	mortality and expense risk charges.

36    RiverSource Succession Select® Variable Life Insurance — Prospectus

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.
Transactions include:
•	premium payments;
•	loan requests and repayments;
•	surrender requests; and
•	transfers.
We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our service center before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our service center at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Policy Value Credits
If you have met certain premium requirements, we may periodically apply a credit to your policy value as early as policy year two while the policy is in force.
The policy value credit will be applied, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	$500,000
Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.
The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.
Keeping the Policy in Force
Minimum Initial Premium Period
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under “Policy Data,” if:
1.	on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and
2.	the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under “Policy Data,” times the number of months since the policy date, including the current month.
The minimum initial period is five years.
Death Benefit Guarantees
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

RiverSource Succession Select® Variable Life Insurance — Prospectus    37

Death benefit guarantee to age 85: If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.
The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	the DBG-85 premiums due since the policy date.
The DBG-85 premium is shown in the policy.
If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.
Death benefit guarantee to age 100: If you wish to have a guarantee that the policy will remain in force until the youngest insured’s attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured’s attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:
•	the sum of premiums paid; minus
•	partial surrenders; minus
•	outstanding indebtedness; equals or exceeds
•	the DBG-100 premiums due since the policy date.
The DBG-100 premium is shown in the policy.
If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.
Please note: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG. In Illinois, all references in this prospectus to DBG are deleted and replaced with CP.
Grace Period
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.
We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.
If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See “Federal Taxes.”) If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.
Reinstatement
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:
•	a written request;
•	evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

38    RiverSource Succession Select® Variable Life Insurance — Prospectus

•	payment of a premium that will keep the policy in force for at least three months (one month in Virginia);
•	payment of the monthly deductions that were not collected during the grace period; and
•	payment or reinstatement of any indebtedness.
The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see “Proceeds Payable upon Death”) will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.
We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.
Exchange Right
For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.
A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.
A transfer for this purpose has no effect on the policy’s death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.
Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.
Proceeds Payable Upon Death
We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.
Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the specified amount; or
•	the applicable percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.
Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the youngest insured’s attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:
•	the policy value plus the specified amount; or
•	the applicable percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Example	Option 1	Option 2
Specified amount	$1,000,000	$1,000,000
Policy value	$ 50,000	$ 50,000
Death benefit	$1,000,000	$1,050,000
Policy value increases to	$ 80,000	$ 80,000
Death benefit	$1,000,000	$1,080,000
Policy value decreases to	$ 30,000	$ 30,000
Death benefit	$1,000,000	$1,030,000
If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum

RiverSource Succession Select® Variable Life Insurance — Prospectus    39

extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.
Under both Option 1 and Option 2, if death is on or after the youngest insured’s attained insurance age 100, the death benefit amount will be the greater of:
•	the policy value on the death benefit valuation date; or
•	the policy value at the youngest insured’s attained insurance age 100.
How We Handle Policies Under Unclaimed Property Laws
Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date (actual or deemed by statute) or the date the death benefit is due and payable. Your policy’s deemed maturity date is the date the youngest insured’s attained insurance age equals 100. If we determine that the death benefit has become payable, we will do a thorough search to locate all beneficiaries. If we are unable to locate a beneficiary, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. There is also a presumption of abandonment that requires escheatment when a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner. If your beneficiary steps forward to claim escheated policy proceeds (with the proper documentation), the state is obligated to pay any such proceeds it is holding. To prevent escheatment, it is important that you keep your beneficiary designations up to date, including complete names, current addresses and phone numbers as well as taxpayer identification numbers. Updates to your beneficiary designations should be sent to our Service Center.
Change in Death Benefit Option
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.
If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.
If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.
An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:
•	Monthly deduction (because the cost of insurance charges depends upon the specified amount).
•	Minimum monthly premium.
•	Charges for certain optional insurance benefits.
The surrender charge will not be affected.
Changes in Specified Amount
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.
Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.
Decreases: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.
•	In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 6 -10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.
•	In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.
•	In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.
•	The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

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If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.
A decrease in specified amount will affect your costs as follows:
•	Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.
•	Charges for certain optional insurance benefits may decrease.
•	The surrender charge will not change.
No surrender charge is imposed when you request a decrease in the specified amount.
Misstatement of Age or Sex
If an insured’s age or sex has been misstated, the proceeds payable upon the last surviving insured’s death will be:
•	the policy value on the date of death; plus
•	the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus
•	the amount of any outstanding indebtedness on the date of death.
Suicide
If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable by us will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.
Beneficiary
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.
Transfers Between the Fixed Account and Subaccounts
You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.
Restrictions on Transfers
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the policy. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the policy, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

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•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying fund from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or an asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your policy, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your policy and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your policy transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of policy value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost

42    RiverSource Succession Select® Variable Life Insurance — Prospectus

averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, and the risks that market timing pose to that fund and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
Fixed Account Transfer Policies
•	You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.
•	If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.
•	If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.
•	We will not accept requests for transfers from the fixed account at any other time.
•	If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy’s right to exchange provision. (See “Exchange Right.”)
Minimum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	For mail and telephone transfers — $250 or the entire subaccount balance, whichever is less.
•	For automated transfers — $50.
From the fixed account to a subaccount:
•	For mail and telephone transfers — $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.
•	For automated transfers — $50.
Maximum Transfer Amounts
From a subaccount to another subaccount or the fixed account:
•	None.
From the fixed account to a subaccount:
•	Entire fixed account balance minus any outstanding indebtedness.
Maximum Number of Transfers Per Year
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.
Automated Transfers
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.
Automated transfer policies
•	Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

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•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.
•	You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.
•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.
•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.
•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.
•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.
•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)
•	You may make automated transfers by choosing a schedule we provide.

44    RiverSource Succession Select® Variable Life Insurance — Prospectus

Automated Dollar-Cost Averaging
You can use automated transfers to take advantage of dollar-cost averaging — investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.
How dollar-cost averaging works
By investing an equal number of dollars each month…		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$ 100	$ 20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low…		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.
You may make dollar-cost averaging transfers by choosing a schedule we provide.
Asset Rebalancing
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.
Policy Loans
You may borrow against your policy by written or telephone request. (See “Two Ways to Request a Transfer, Loan or Surrender” for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our service center (for exceptions — see “Deferral of Payments,” under “Payment of Policy Proceeds”). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

RiverSource Succession Select® Variable Life Insurance — Prospectus    45

Minimum Loan Amounts
Generally, the minimum you can borrow from your policy is $500. State variations may apply. Please see your policy for further details.
Maximum Loan Amounts
•	In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.
•	In all other states, 90% of the policy value minus surrender charges.
•	For phone requests, the maximum loan amount is $100,000.
The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.
Allocation of Loans to Accounts
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Repayments
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.
Overdue Interest
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro-rata basis. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.
Effect of Policy Loans
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.
A loan may impact payment of the policy value credit.
Policy Surrenders
You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See “Two Ways to Request a Transfer, Loan or Surrender” for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our service center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our service center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions — see “Deferral of Payments” under “Payment of Policy Loans, Surrenders and Death Benefit Proceeds”). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.
Total Surrenders
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See “Loads, Fees and Charges.”)

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Partial Surrenders
After the first policy year, you may take any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under “Loads, Fees and Charges.” Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.
Effects of partial surrenders
•	A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See “Fee Tables” and “Loads, Fees and Charges.”)
•	A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.
•	A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.
•	If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.
Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See “Decreases,” under “Proceeds Payable upon Death.”)
•	If Option 2 is in effect, a partial surrender does not affect the specified amount.
Two Ways to Request a Transfer, Loan or Surrender
You can request a transfer, loan or surrender by mail or by phone. You will be required to provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender. Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.
1 1 By mail
To request a transfer, loan or surrender by mail, please call us at the number below or contact your Financial Advisor to obtain the required request form. Mail the complete request form to:
Regular mail:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Express mail:
RiverSource Life Insurance Company
70200 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By phone
1-800-862-7919
•	We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
•	We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.
•	We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

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dELIVERY OPTIONS FOR LOAN OR SURRENDER PROCEEDS
1 1 By regular or express mail
•	payable to you;
•	mailed to your address of record.
NOTE: We will charge you a fee if you request express mail delivery. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank account;
•	pre-authorization required.
NOTE: We will charge you a fee if you request electronic fund transfer. (See “Fees for Express Mail and Electronic Fund Transfers of Loan or Surrender Proceeds”.)
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the policy owner or to an address other than the address of record. These requirements will be designed to ensure policy owner instructions are genuine and to prevent fraud.
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your policy, your privacy, your ability to conduct transactions on your policy, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your policy, or our other business partners will avoid losses affecting your policy due to any successful cyber-attacks or information security breaches.
Payment of Policy Loans, Surrenders and Death Benefit Proceeds
•	We will pay proceeds when:
•	you surrender the policy; or
•	the last surviving insured dies; or
•	the youngest insured attains insurance age 100.
We pay death benefit proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year on death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).
Payment Options
During the insured’s lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

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Option A — Interest Payments: We will pay interest on any proceeds placed under this option at a rate 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.
Option B — Payments for a specified period: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.
Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.
Deferral of Payments
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefit proceeds in excess of the specified amount if:
•	the payment includes a premium payment check that has not cleared;
•	the NYSE is closed, except for normal holiday and weekend closings;
•	trading on the NYSE is restricted, according to SEC rules;
•	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
•	the SEC permits us to delay payments for the protection of security holders.
We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.
Federal Taxes
The following is a general discussion of the policy’s federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.
You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for federal and state income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.
The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.
Income tax reporting and withholding: If any amounts are (or are deemed to be) taxable distributions to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to federal withholding pursuant to the Code. (See “Taxation of Policy Proceeds.”) Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.
Diversification and investor control: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets based on IRS rules. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts’ assets.

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RiverSource Life’s Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.
Taxation of Policy Proceeds
Death benefit proceeds: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured’s attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.
Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are taxable and may be reported to the IRS and a state, if applicable.
Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary’s investment in the policy and will not be taxed. The beneficiary’s investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings may be reported to the IRS and a state, if applicable.
Pre-death proceeds (See the following table.): Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, or payment options may be subject to federal (or state, if applicable) income tax as ordinary income to the extent of any earnings in the contract. Depending on the situation, these rules may also apply to policy loans and an assignment of the policy as collateral. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% IRS penalty tax if the policy is a modified endowment contract and you are younger than age 59½. (See “Penalty tax” under “Modified Endowment Contracts.”)
Source of Proceeds	Taxable Portion of Pre-death Proceeds
Non-Modified Endowment Contracts:	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon surrender of the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earnings may be part of the policy cash value or part of loans previously taken. It could be the case that a policy with a relatively small existing cash surrender value could have significant earnings that will be taxed upon lapse of the policy.
Partial Surrenders:	Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.
Policy loans and assignments and pledges:	None. (2)

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Source of Proceeds	Taxable Portion of Pre-death Proceeds
Modified Endowment Contracts:(3)	Taxable portion of pre-death proceeds:
Full surrender:	You will be taxed on the amount received, plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of full surrender — these earnings may be part of the policy cash value or part of loans previously taken. Please note, for modified endowment contracts, it is likely that any earnings taken in previous policy loans were taxable and would be included in the investment in the policy.
Lapse:	You will be taxed on any indebtedness minus your investment in the policy.(1) You will be taxed on any earnings in the policy at the time of lapse — these earning may be part of the policy cash value or part of loans previously taken.
Partial Surrenders:	You will be taxed on the lesser of:
• the amount received; or
• policy value minus your investment in the policy.(1)
Policy loans and assignments and pledges:	You will be taxed on the lesser of:
• the amount of the loan/assignment; or
• policy value minus your investment in the policy.(1)

Payment Options: Pre-death proceeds (applicable to non-modified endowment contracts and modified endowment contracts):	Option A: Treated as a full surrender; earnings are taxed and may be subject to an additional 10% penalty tax for modified endowment contracts. Interest is taxed (but not subject to an additional 10% IRS penalty tax).
Options B and C: A portion of each payment is taxed and a portion is considered a return on investment in the policy(1) and not taxed. Any indebtedness at the time the option is elected is treated as a partial surrender and earnings are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed (and may be subject to an additional 10% penalty tax for modified endowment contracts).

(1)	Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2)	However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to “full surrender” or “lapse” under “Source of Proceeds” in the “Non-Modified Endowment Contracts” section shown above for the explanation of tax treatment.
(3)	Any taxable portion of pre-death proceeds may be subject to a 10% IRS penalty tax (exceptions apply — see “Penalty tax” under “Modified Endowment Contracts.”)

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Modified Endowment Contracts
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy exceed certain limits.
If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.
We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification, sex and age of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.
If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:
•	ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or
•	ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.
You do not have to choose either of these options. If you do not choose one of these options, your policy will remain a modified endowment contract for the life of the policy. (See “Modified Endowment Contracts” in the table under “Taxation of Policy Proceeds.”)
Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect since the issuance of the policy. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.
Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, because the IRS presumes that you took a distribution in anticipation of that event.
Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.
Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:
•	the distribution occurs on or after the date that the owner attains age 59½;
•	the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or
•	the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner’s beneficiary.
(See “Taxation of Policy Proceeds” “Pre-death proceeds” and accompanying table.)
Other Tax Considerations
Policy Split Option Rider (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear

52    RiverSource Succession Select® Variable Life Insurance — Prospectus

whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.
Interest paid on policy loans: Generally, no deduction is allowed for interest paid or accrued on any indebtedness with respect to life insurance policies. However, a deduction is allowed under Section 264(e) of the Code for interest (subject to certain interest rate limitations) on policy loans of a business with respect to certain key person insurance. The aggregate amount of indebtedness that can be borrowed on that key individual (who must be an officer or 20-percent owner of the business) may not exceed $50,000. The amount of key persons is limited to a maximum of 20 with respect to any controlled group of companies. A business that falls within the exception of Section 264(e) and is allowed a deduction for interest with respect to key-person insurance up to $50,000 nonetheless must also not fall within the either of the prohibitions of Sections 264(a)(2) (with respect to certain single premium policies), and (a)(3) (indebtedness incurred or continued to purchase or carry a life insurance contract pursuant to a plan of purchase which contemplates the systematic borrowing of part or all of the increases in the cash value).
Policy changes: Changing ownership, exchanging or assigning the policy may have income, gift and/or estate tax consequences, depending on the circumstances.
1035 exchanges: See “Exchange/Replacement Risk” under “Policy Risk” for potential risks associated with 1035 exchanges. Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Currently, partial exchanges of life insurance policies are not allowed by the company because there is no guidance from the IRS.
Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. All of these laws are subject to change.
Qualified Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the participant of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) any limitation on the amount of life insurance that is allowed to be purchased within a qualified plan in order for a plan to maintain its qualified status, and (iv) the tax treatment of the policy should the policy be distributed from a qualified plan to a participant in the qualified plan. The policy will not provide any necessary or additional tax deferral if it is used to fund a tax-deferred retirement plan.
On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy’s cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.
Employer-owned life insurance: The Pension Protection Act (PPA) of 2006 amended Section 101 of the Code by adding a new Section 101(j) that addresses the tax treatment of “employer-owned life insurance” (EOLI). Unless one of four specified conditions is met and the notice and consent requirements are met, any death benefits in excess of the premiums paid are taxed. In general, an EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or certain related persons). Additionally, an applicable policyholder owning 1 or more employer-owned life insurance contracts is required to file a Form 8925 with the IRS. The applicable policyholder is required to keep records necessary to determine whether the requirements of the reporting rule and the income inclusion rule are met.

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The four specified conditions are:
•	The insured was an employee at any time during the 12-month period before the insured’s death;
•	The insured is, at the time the contract is issued a director, a highly compensated employee as defined by reference to the qualified plan rules in Section 414(q) or one of the 35% most highly compensated individuals within the meaning of self-insured health plans;
•	The death benefits are paid to a member of the family of the insured, any individual who is the designated beneficiary of the insured under the contract (other than the employer), a trust established for the benefit of any such member of the family or designated beneficiary, or the estate of the insured; or
•	The amount is used to purchase an equity (or capital or profits) interest in the employer from a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary, or the estate of the insured.
The notice and consent requirements are met if, before the issuance of the policy, the employee:
•	Is notified in writing that the applicable policyholder intends to insure the employee’s life and of the maximum face amount for which the employee could be insured at the time the contract was issued;
•	Provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment; and
•	Is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the employee.
Split Dollar Arrangements
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.
A typical split-dollar life insurance agreement is an arrangement under which two parties agree to share the costs and benefits of a permanent life insurance contract which provides both a death benefit and cash values. The arrangement divides or “splits” between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. The typical split dollar arrangement is between an employer and an employee, but the arrangement may be used in other relationships, such as between a corporation-shareholder, a parent and a child, or a donor and a charity.
Traditionally, there have been two types of split dollar arrangements. In the “endorsement” system, the employer owns the policy and is responsible for the payment of the annual premiums. The employee is then required to reimburse the employer for his or her share, if any, of the premiums. The “collateral assignment system” is described as a system in which the employee in form owns the policy and pays the entire premium. The employer in form makes annual loans (sometimes without interest or below the fair rate of interest), to the employee of amounts equal to the yearly increases in the cash surrender value, but not exceeding the annual premiums. The employee executes an assignment of the policy to the employer as collateral security for the loans. The loans are generally payable at the termination of employment or the death of the employee. In a reverse split dollar plan, the payor of the premiums retains the life insurance protection and another party owns the rights to the cash value of the policy.
The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.
Under a special rule, any arrangement between an owner and a non-owner of a life insurance contract is treated as a split-dollar life insurance arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into in connection with the performance of services and is not part of a group-term life insurance plan described in Section 79, the employer or service recipient pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the employee or service provider or is any person whom the employee or service provider would reasonably be expected to designate as the beneficiary; or (2) the employee or service provider has any interest in the policy cash value of the life insurance contract. For example, in a compensatory context in which the employer owns the contract, the employee must include in gross income the value of any interest in the cash surrender value of the contract provided to the employee during a taxable year.

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Another special rule provides that an arrangement is a split-dollar arrangement (regardless of whether the criteria set forth above are satisfied) if the arrangement is entered into between a corporation and another person in that person’s capacity as a shareholder in the corporation; the corporation pays, directly or indirectly, all or any portion of the premiums; and either (1) the beneficiary of all or any portion of the death benefit is designated by the shareholder or is any person whom the shareholder would reasonably be expected to designate as the beneficiary; or (2) the shareholder has any interest in the policy cash value of the life insurance contract.
Mutually Exclusive Regimes
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.
•	Economic Benefit Split Dollar: As a general rule for split-dollar life insurance arrangements that are taxed under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. Also, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.
The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend distribution, a gift, or a transfer having a different tax character. Further, depending on the relationship between or among a non-owner and one or more other persons (including a non-owner or non-owners), the economic benefits may be treated as provided from the owner to the non-owner and as separately provided from the non-owner to such other person or persons (for example, as a payment of compensation from an employer to an employee and as a gift from the employee to the employee’s child).
•	Loan (Collateral Assignment) Split Dollar: Under loan regime, the non-owner of the life insurance contract is treated as loaning premium payments to the owner of the contract. Except for specified arrangements, the loan regime applies to any split-dollar loan. A payment made pursuant to a split-dollar life insurance arrangement is a split-dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principles of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy’s death benefit proceeds or its cash surrender value, or both. A borrower generally may not deduct any interest on a split-dollar. If the split-dollar loan provides for sufficient interest, then the loan generally is subject to the general rules for debt instruments.
If a split-dollar loan is a below-market loan, then, in general, the loan is recharacterized as a loan with interest at the applicable Federal rate (AFR), coupled with an imputed transfer by the lender to the borrower. The timing, amount, and characterization of the imputed transfers between the lender and borrower of the loan will depend upon the relationship between the lender and the borrower (for example, the imputed transfer is generally characterized as a compensation payment if the lender is the borrower’s employer), and whether the loan is a demand loan or a term loan.
EOLI Requirements May Apply
A contract that is subject to a split dollar arrangement is an employer-owned life insurance contract if the contract is owned by a person engaged in a trade or business and is otherwise described in Section 101(j) of the Code. However, the general rule of Section 101(j) does not apply to the extent any amount received by reason of the death of the insured is paid to a family member of the insured, an individual who is a designated beneficiary, a trust established for the benefit of a family member or designated beneficiary. Notice 2008-42 provides guidance regarding the application of Sections 101(j) to life insurance contracts that are subject to split-dollar life insurance arrangements.
Taxation — Determined by Policy ownership
The regulations provide rules for determining the owner and the non-owner of the life insurance contract. The general rule is that the owner is the person named as the policy owner. If two or more persons are designated as the policy owners, the first-named person generally is treated as the owner of the entire contract. If two or more persons are named as the policy owners and each such person has at all times, all the incidents of ownership with respect to an

RiverSource Succession Select® Variable Life Insurance — Prospectus    55

undivided interest in the contract, however, those persons are treated as owners of separate contracts. The general rule that the person named as the policy owner is treated as the owner of the life insurance contract is subject to two exceptions involving situations in which the only benefit available under the split-dollar life insurance arrangement is the value of current life insurance protection (that is, non-equity arrangements).
The regulations add attribution rules to determine the owner of a policy. Under these rules, if a split-dollar life insurance arrangement is entered into in connection with the performance of services, the employer or service recipient is treated as the owner of the life insurance contract if the owner under the split-dollar life insurance arrangement is: (a) a trust described in Section 402(b); (b) A grantor trust that is treated as owned by either the employer or the service recipient; (c) a welfare benefit fund within the meaning of Section 419(e)(1); or (d) certain related parties.
If you are considering a split dollar arrangement, you should consult your legal and tax advisor.
Section 409A
The Section 409A regulations explain that a split-dollar life insurance arrangement may provide for deferred compensation, as determined through application of the general rules defining deferred compensation and a nonqualified deferred compensation plan. Notice 2007-34 was issued concurrently with the regulations under Section 409A to provide guidance regarding the application of Section 409A to split-dollar life insurance arrangements. The Notice confirms that many split-dollar arrangements are not subject to Section 409A and provides that certain modifications of these arrangements necessary to comply with, or avoid application of, Section 409A will not be treated as material modifications under the split dollar rules. The Notice further clarifies that a split-dollar arrangement generally provides for deferred compensation if the service provider has a legally binding right during a taxable year to compensation that is payable to or on behalf of the provider in a later year. In addition, the regulations under Section 409A provide additional categories of plans for purposes of the aggregation rules, including a separate category for split-dollar arrangements.
Distribution of the Policy
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Policy
•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the policy.
•	The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.
Payments to the Selling Firms
•	We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.
•	We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.
•	In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
—	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
—	marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

56    RiverSource Succession Select® Variable Life Insurance — Prospectus

—	providing services to policy owners; and
—	funding other events sponsored by a selling firm that may encourage the selling firm’s sales representatives to sell the policy.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.
Sources of Payments to Selling Firms
•	We pay the commissions and other compensation described above from our assets.
•	Our assets may include:
—	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see “Fee Tables”);
—	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);
—	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and
—	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
•	You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:
—	fees and expenses we collect from policy owners, including surrender charges; and
—	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.
Payments to Sales Representatives
•	The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.
•	To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results

RiverSource Succession Select® Variable Life Insurance — Prospectus    57

of operations or liquidity. However, it is possible that the outcome of any such current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

58    RiverSource Succession Select® Variable Life Insurance — Prospectus

Key Terms
These terms can help you understand details about your policy.
Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured’s death.
Attained insurance age: The insured’s insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.
Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.
Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.
Code: The Internal Revenue Code of 1986, as amended.
Death benefit guarantee to age 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).
Death benefit guarantee to age 85 (DBG-85) premium: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured’s sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.
Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured’s attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).
Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured’s sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.
Death benefit valuation date: The date of the last surviving insured’s death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured’s death.
Duration: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.
Fixed account: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life’s assets other than those held in any separate account.
Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.
Funds: Mutual funds or portfolios, each with a different investment objective. (See “The Variable Account and the Funds.”) Each of the subaccounts of the variable account invests in a specific one of these funds.
Good order: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.
Insurance age: Each insured’s age based upon his or her last birthday on the date of the application.
Insureds: The persons whose lives are insured by the policy.
Lapse: The policy ends without value and no death benefit is paid.
Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.
Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

RiverSource Succession Select® Variable Life Insurance — Prospectus    59

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.
Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.
Net premium: The premium paid minus the premium expense charge.
Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus “you” and “your” refer to the owner.
Policy anniversary: The same day and month as the policy date each year the policy remains in force.
Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.
Policy value: The sum of the fixed account value plus the variable account value.
Prior policies: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.
Proceeds: The amount payable under the policy as follows:
•	Upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured’s death, minus any indebtedness.
•	Upon the death of the last surviving insured on or after the youngest insured’s attained insurance age 100, proceeds will be the greater of:
— the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured’s death.
— the policy value at the youngest insured’s attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.
•	On surrender of the policy, the proceeds will be the cash surrender value.
Risk classification: A group of insureds that RiverSource Life expects will have similar mortality experience.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.
Service Center: Our department that processes all transaction and service requests for the policies. We consider all transaction and service requests received when they arrive in good order at the service center. Any transaction or service requests sent or directed to any location other than our service center may end up delayed or not processed. Our service center address and telephone number are listed on the first page of the prospectus.
Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured’s attained insurance age 100. We show the initial specified amount in your policy.
Subaccounts: One or more of the investment divisions of the variable account, each of which invests in a particular fund.
Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.
Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the time it closes. At the NYSE close, the next valuation date begins.
Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.
Variable account: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.
Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.
2001 CSO policies: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statement date.

60    RiverSource Succession Select® Variable Life Insurance — Prospectus

Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.
You may review and copy information about the Registrant, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549.
Investment Company Act File #811-4298
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, Inc.
© 2008-2016 RiverSource Life Insurance Company. All rights reserved.
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
S-6202 CA (5/16)

PART B: STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE SUCCESSION SELECT® VARIABLE LIFE INSURANCE (SUCCESSION SELECT)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE (VUL)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE INSURANCE III (VUL III)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV (VUL IV)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE IV – ESTATE SERIES (VUL IV – ES)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 (VUL 5)

RIVERSOURCE® VARIABLE UNIVERSAL LIFE 5 – ESTATE SERIES (VUL 5 – ES)

May 1, 2016

Issued by:	RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Telephone: 1-800-862-7919

(Home Office)

Website address: riversource.com/lifeinsurance

RiverSource Variable Life Separate Account

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

This SAI contains financial information for all the subaccounts of RiverSource Variable Life Separate Account. Not all subaccounts of RiverSource Variable Life Separate Account apply to your specific contract.

S-6333 CA (5/16)

2	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Information about RiverSource Life

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota’s Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	3

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2015 was $425,969,636, in 2014 was $408,133,645 and in 2013 was $408,527,238. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

The Variable Account

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account’s management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this statement of additional information also invest in subaccounts of the variable account.

4	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Additional Information about the Operation of the Policies

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT, VUL, VUL III, VUL IV, VUL IV – ES, VUL 5 AND VUL 5 – ES

SUCCESSION SELECT

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

VUL

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
5	$18.32

10	10.06

15	7.34

20	6.00

25	5.22

30	4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	5

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment
Before 1920	0	1945-1949	6

1920-1924	1	1950-1959	7

1925-1929	2	1960-1969	8

1930-1934	3	1970-1979	9

1935-1939	4	1980-1989	10

1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female
50	$4.22	$3.89	$4.17	$3.86	$4.08	$3.82

55	4.62	4.22	4.53	4.18	4.39	4.11

60	5.14	4.66	4.96	4.57	5.71	4.44

65	5.81	5.22	5.46	5.05	5.02	4.79

70	6.61	5.96	5.96	5.60	5.27	5.12

75	7.49	6.89	6.38	6.14	5.42	5.35

VUL III

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee’s nearest birthday) minus an adjustment as follows:

Calendar Year of Payee’s Birth	Adjustment	Calendar Year of Payee’s Birth	Adjustment
Before 1920	0	1945-1949	6

1920-1924	1	1950-1959	7

1925-1929	2	1960-1969	8

1930-1934	3	1970-1979	9

1935-1939	4	1980-1989	10

1940-1944	5	After 1989	11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

6	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Option C Table

	Life Income per $1,000 with Payments Guaranteed for
	10 Years		15 Years		20 Years
Adjusted Age Payee	Male	Female	Male	Female	Male	Female
50	$4.22	$3.89	$4.17	$3.86	$4.08	$3.82

55	4.62	4.22	4.53	4.18	4.39	4.11

60	5.14	4.66	4.96	4.57	5.71	4.44

65	5.81	5.22	5.46	5.05	5.02	4.79

70	6.61	5.96	5.96	5.60	5.27	5.12

75	7.49	6.89	6.38	6.14	5.42	5.35

VUL IV/VUL IV — ES

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	$9.61

15	6.87

20	5.51

25	4.71

30	4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	$5.11	$4.55	$5.01	$4.51	$4.84	$4.43

	2020	5.03	4.49	4.94	4.45	4.78	4.39

	2025	4.95	4.43	4.87	4.40	4.73	4.34

	2030	4.88	4.38	4.81	4.35	4.68	4.30

	2035	4.81	4.33	4.75	4.30	4.63	4.25

70	2015	5.92	5.19	5.70	5.10	5.36	4.94

	2020	5.81	5.10	5.61	5.03	5.30	4.88

	2025	5.71	5.03	5.53	4.96	5.24	4.83

	2030	5.61	4.95	5.45	4.89	5.18	4.77

	2035	5.52	4.89	5.37	4.83	5.13	4.72

75	2015	6.99	6.10	6.52	5.89	5.90	5.54

	2020	6.84	5.99	6.42	5.79	5.84	5.47

	2025	6.71	5.88	6.32	5.71	5.78	5.41

	2030	6.58	5.78	6.23	5.62	5.73	5.35

	2035	6.46	5.68	6.14	5.54	5.67	5.30

85	2015	10.22	9.19	8.36	7.93	6.70	6.59

	2020	10.00	8.98	8.27	7.83	6.68	6.57

	2025	9.79	8.78	8.19	7.74	6.67	6.54

	2030	9.60	8.59	8.11	7.64	6.65	6.52

	2035	9.41	8.42	8.03	7.55	6.63	6.49

The table above is based on the “1983 Individual Annuitant Mortality Table A” at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	7

VUL 5/VUL 5 — ES

Option B — Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

Payment Period (Years)	Monthly Payment per $1,000 Placed Under Option B
10	9.18

15	6.42

20	5.04

25	4.22

30	3.68

We will furnish monthly amounts for other payment periods at your request, without charge.

Option C — Lifetime income: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

		Life Income per $1,000 with Payments Guaranteed for
Age Payee	Beginning in Year	5 Years		10 Years		15 Years
		Male	Female	Male	Female	Male	Female
65	2015	4.54	4.10	4.46	4.06	4.31	3.99

	2025	4.39	3.97	4.32	3.94	4.19	3.88

	2035	4.25	3.86	4.19	3.84	4.08	3.79

75	2015	6.41	5.77	5.99	5.53	5.39	5.14

	2025	6.13	5.52	5.78	5.33	5.27	5.01

	2035	5.88	5.30	5.59	5.15	5.16	4.88

85	2015	9.63	9.02	7.85	7.61	6.22	6.16

	2025	9.20	8.56	7.68	7.40	6.18	6.10

	2035	8.81	8.16	7.50	7.20	6.14	6.05

The table above is based on the “Annuity 2000 Mortality Table” with 100% Projection Scale G at 2.00% annual effective interest rate. Settlement rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates upon request.

8	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2015 and December 31, 2014 and for each of the three years in the period ended December 31, 2015 and the financial statements of each of the divisions of RiverSource Variable Life Separate Account as of December 31, 2015 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2014 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

10	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,329	3,944	2,699	18,449
Receivable for share redemptions	197	13,715	32,863	6,292	1,655
Total assets	640,790	23,207,247	44,531,959	9,761,418	3,647,396

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	189	11,910	23,924	5,025	1,655
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	8	1,805	8,939	1,267	—
Payable for investments purchased	—	4,329	3,944	2,699	18,449
Total liabilities	197	18,044	36,807	8,991	20,104
Net assets applicable to Variable Life contracts in accumulation period	640,519	23,189,203	44,495,152	9,752,427	3,627,204
Net assets applicable to seed money	74	—	—	—	88
Total net assets	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292
(1) Investment shares	56,942	778,684	3,318,058	204,154	510,886
(2) Investments, at cost	$669,185	$19,552,234	$48,295,392	$8,520,922	$5,520,594

Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$13,792,575	$8,653,733	$54,179,321	$26,725,917	$6,575,190
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,026	265	—	1,890	3,569
Receivable for share redemptions	6,825	4,745	47,071	13,817	3,336
Total assets	13,801,426	8,658,743	54,226,392	26,741,624	6,582,095

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,825	4,572	27,559	13,817	3,267
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	173	19,512	—	69
Payable for investments purchased	2,026	265	—	1,890	3,569
Total liabilities	8,851	5,010	47,071	15,707	6,905
Net assets applicable to Variable Life contracts in accumulation period	13,792,575	8,653,733	54,179,321	26,725,917	6,575,118
Net assets applicable to seed money	—	—	—	—	72
Total net assets	$13,792,575	$8,653,733	$54,179,321	$26,725,917	$6,575,190
(1) Investment shares	1,376,504	865,373	6,121,957	3,016,469	504,232
(2) Investments, at cost	$11,426,646	$8,195,529	$39,006,384	$23,939,385	$7,284,431

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	11

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$7,490,251	$163,708,256	$1,435,075	$48,319,822	$48,770
Dividends receivable	—	—	—	13	—
Accounts receivable from RiverSource Life for contract purchase payments	128	4,832	—	8,071	1
Receivable for share redemptions	3,993	110,678	25,700	26,150	—
Total assets	7,494,372	163,823,766	1,460,775	48,354,056	48,771

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,967	108,301	—	25,744	—
Minimum death benefit guarantee risk charge	—	1,017	—	64	—
Contract terminations	26	1,360	25,699	342	—
Payable for investments purchased	128	4,832	—	8,071	1
Total liabilities	4,121	115,510	25,699	34,221	1
Net assets applicable to Variable Life contracts in accumulation period	7,490,251	163,708,251	1,433,001	48,319,831	48,769
Net assets applicable to seed money	—	5	2,075	4	1
Total net assets	$7,490,251	$163,708,256	$1,435,076	$48,319,835	$48,770
(1) Investment shares	3,754,512	7,437,903	1,435,075	48,319,822	8,740
(2) Investments, at cost	$7,240,410	$110,361,597	$1,435,075	$48,316,983	$66,349

Dec. 31, 2015 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$709,175	$52,815	$12,611	$1,066,881	$195,127,358
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,606	—	—	2,951	—
Receivable for share redemptions	—	—	—	—	153,361
Total assets	711,781	52,815	12,611	1,069,832	195,280,719

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	106,650
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	46,711
Payable for investments purchased	2,606	—	—	2,951	—
Total liabilities	2,606	—	—	2,951	153,361
Net assets applicable to Variable Life contracts in accumulation period	709,174	52,814	12,610	1,066,880	195,127,355
Net assets applicable to seed money	1	1	1	1	3
Total net assets	$709,175	$52,815	$12,611	$1,066,881	$195,127,358
(1) Investment shares	42,902	5,395	1,326	55,654	10,104,990
(2) Investments, at cost	$691,271	$53,443	$12,807	$1,019,528	$141,148,478

See accompanying notes to financial statements.

12	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$84,687	$993,720	$37,404,007	$178,344	$24,190,792
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	62	23,370	4,704	80	10,729
Receivable for share redemptions	—	—	40,901	—	12,838
Total assets	84,749	1,017,090	37,449,612	178,424	24,214,359

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	20,532	—	12,838
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	20,369	—	—
Payable for investments purchased	62	23,370	4,704	80	10,729
Total liabilities	62	23,370	45,605	80	23,567
Net assets applicable to Variable Life contracts in accumulation period	84,686	993,719	37,404,004	178,343	24,190,789
Net assets applicable to seed money	1	1	3	1	3
Total net assets	$84,687	$993,720	$37,404,007	$178,344	$24,190,792
(1) Investment shares	9,667	73,446	2,754,345	20,313	2,739,614
(2) Investments, at cost	$90,680	$1,140,520	$41,218,515	$213,506	$30,213,414

Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$764,774	$56,675,820	$7,468,426	$15,025,889	$362,318
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	135	8,712	3,958	548	130
Receivable for share redemptions	—	93,845	6,888	15,451	—
Total assets	764,909	56,778,377	7,479,272	15,041,888	362,448

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	30,394	4,368	8,663	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	63,451	2,520	6,788	—
Payable for investments purchased	135	8,712	3,958	548	130
Total liabilities	135	102,557	10,846	15,999	130
Net assets applicable to Variable Life contracts in accumulation period	764,773	56,675,817	7,468,422	15,025,886	362,317
Net assets applicable to seed money	1	3	4	3	1
Total net assets	$764,774	$56,675,820	$7,468,426	$15,025,889	$362,318
(1) Investment shares	119,310	8,786,949	931,225	1,855,048	36,123
(2) Investments, at cost	$836,353	$59,826,175	$8,490,277	$17,442,145	$371,798

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	13

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$98,135,271	$145,808	$1,330,135	$56,942,823	$65,862,615
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,715	234	544	4,204	2,587
Receivable for share redemptions	115,093	—	—	46,341	158,288
Total assets	98,257,079	146,042	1,330,679	56,993,368	66,023,490

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	55,015	—	—	30,164	33,631
Minimum death benefit guarantee risk charge	156	—	—	—	—
Contract terminations	59,922	—	—	16,177	124,657
Payable for investments purchased	6,715	234	544	4,204	2,587
Total liabilities	121,808	234	544	50,545	160,875
Net assets applicable to Variable Life contracts in accumulation period	98,135,267	145,807	1,330,134	56,942,820	65,862,611
Net assets applicable to seed money	4	1	1	3	4
Total net assets	$98,135,271	$145,808	$1,330,135	$56,942,823	$65,862,615
(1) Investment shares	9,735,642	8,308	104,488	4,434,799	4,330,218
(2) Investments, at cost	$102,851,553	$149,521	$1,215,760	$36,122,802	$46,724,391

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$1,081,500	$283,877,316	$1,840,699	$633,152	$3,244,613
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	376	1,021	1,478	—	—
Receivable for share redemptions	—	205,821	919	356	2,055
Total assets	1,081,876	284,084,158	1,843,096	633,508	3,246,668

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	177,691	906	356	2,055
Minimum death benefit guarantee risk charge	—	335	—	—	—
Contract terminations	—	27,795	13	—	—
Payable for investments purchased	376	1,021	1,478	—	—
Total liabilities	376	206,842	2,397	356	2,055
Net assets applicable to Variable Life contracts in accumulation period	1,081,499	283,877,312	1,840,623	633,120	3,244,599
Net assets applicable to seed money	1	4	76	32	14
Total net assets	$1,081,500	$283,877,316	$1,840,699	$633,152	$3,244,613
(1) Investment shares	30,303	7,903,043	197,925	60,531	302,105
(2) Investments, at cost	$1,019,772	$163,772,057	$1,952,899	$639,408	$3,290,446

See accompanying notes to financial statements.

14	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$29,670,611	$22,774,316	$759,599	$15,978,454	$919,274
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,834	5,216	14,435	10,152	245
Receivable for share redemptions	19,460	13,468	—	9,006	—
Total assets	29,695,905	22,793,000	774,034	15,997,612	919,519

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,630	13,468	—	8,073	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,830	—	—	933	—
Payable for investments purchased	5,834	5,216	14,435	10,152	245
Total liabilities	25,294	18,684	14,435	19,158	245
Net assets applicable to Variable Life contracts in accumulation period	29,670,597	22,774,302	759,598	15,978,451	919,273
Net assets applicable to seed money	14	14	1	3	1
Total net assets	$29,670,611	$22,774,316	$759,599	$15,978,454	$919,274
(1) Investment shares	2,628,043	1,897,860	37,548	784,796	53,045
(2) Investments, at cost	$30,634,639	$23,236,547	$752,703	$11,924,295	$886,314

Dec. 31, 2015 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$14,283,532	$1,006,036	$75,374,139	$716,155	$10,114,621
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	910	15,974	14,650	21,877	1,509
Receivable for share redemptions	22,140	—	49,109	—	10,200
Total assets	14,306,582	1,022,010	75,437,898	738,032	10,126,330

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,872	—	48,687	—	5,766
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	13,268	—	422	—	4,434
Payable for investments purchased	910	15,974	14,650	21,877	1,509
Total liabilities	23,050	15,974	63,759	21,877	11,709
Net assets applicable to Variable Life contracts in accumulation period	14,283,529	1,006,035	75,374,136	716,154	10,114,618
Net assets applicable to seed money	3	1	3	1	3
Total net assets	$14,283,532	$1,006,036	$75,374,139	$716,155	$10,114,621
(1) Investment shares	819,480	74,246	5,550,378	42,351	594,628
(2) Investments, at cost	$10,935,473	$1,037,399	$55,787,452	$693,997	$8,432,133

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	15

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Assets
Investments, at fair value(1),(2)	$362,268	$16,915,523	$392,509	$544,845	$104,759
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	198	3,752	122	21,778	79
Receivable for share redemptions	—	8,419	—	—	—
Total assets	362,466	16,927,694	392,631	566,623	104,838

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	8,419	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	198	3,752	122	21,778	79
Total liabilities	198	12,171	122	21,778	79
Net assets applicable to Variable Life contracts in accumulation period	362,267	16,915,520	392,508	544,844	104,758
Net assets applicable to seed money	1	3	1	1	1
Total net assets	$362,268	$16,915,523	$392,509	$544,845	$104,759
(1) Investment shares	19,331	896,424	89,004	31,241	10,073
(2) Investments, at cost	$361,693	$12,642,031	$532,731	$543,673	$105,802

Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$24,563,829	$6,453,108	$1,079,101	$23,249,669	$89,136,957
Dividends receivable	—	—	—	70,167	—
Accounts receivable from RiverSource Life for contract purchase payments	317	15,640	98	32,162	24,849
Receivable for share redemptions	25,877	3,556	446	13,334	57,800
Total assets	24,590,023	6,472,304	1,079,645	23,365,332	89,219,606

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,913	3,556	446	13,073	48,070
Minimum death benefit guarantee risk charge	61	—	—	—	—
Contract terminations	12,903	—	—	261	9,730
Payable for investments purchased	317	15,640	98	102,329	24,849
Total liabilities	26,194	19,196	544	115,663	82,649
Net assets applicable to Variable Life contracts in accumulation period	24,563,825	6,453,108	1,079,033	23,249,669	89,136,957
Net assets applicable to seed money	4	—	68	—	—
Total net assets	$24,563,829	$6,453,108	$1,079,101	$23,249,669	$89,136,957
(1) Investment shares	2,357,373	1,650,411	85,711	2,642,008	2,680,005
(2) Investments, at cost	$24,427,619	$12,291,648	$1,170,572	$24,560,596	$71,577,368

See accompanying notes to financial statements.

16	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$49,398,581	$29,522,499	$105,228,405	$70,262,713	$18,907,416
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	19,228	3,747
Receivable for share redemptions	27,837	16,369	89,461	36,674	10,659
Total assets	49,426,418	29,538,868	105,317,866	70,318,615	18,921,822

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	24,832	14,229	53,325	36,674	9,495
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,005	2,140	36,135	—	1,164
Payable for investments purchased	—	—	—	19,228	3,747
Total liabilities	27,837	16,369	89,460	55,902	14,406
Net assets applicable to Variable Life contracts in accumulation period	49,398,581	29,522,499	105,228,406	70,262,713	18,907,416
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$49,398,581	$29,522,499	$105,228,406	$70,262,713	$18,907,416
(1) Investment shares	2,634,591	1,592,368	3,246,788	2,207,437	995,127
(2) Investments, at cost	$36,474,605	$27,727,640	$96,930,892	$72,148,241	$16,687,239

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$14,579,180	$282,295	$49,205,564	$2,713,034	$20,189,498
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,273	21	492	308	21,501
Receivable for share redemptions	7,932	—	37,130	1,485	11,241
Total assets	14,591,385	282,316	49,243,186	2,714,827	20,222,240

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,606	—	25,728	1,485	11,241
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	326	—	11,402	—	—
Payable for investments purchased	4,273	21	492	308	21,501
Total liabilities	12,205	21	37,622	1,793	32,742
Net assets applicable to Variable Life contracts in accumulation period	14,579,180	282,295	49,205,564	2,712,968	20,189,498
Net assets applicable to seed money	—	—	—	66	—
Total net assets	$14,579,180	$282,295	$49,205,564	$2,713,034	$20,189,498
(1) Investment shares	770,977	26,834	3,170,462	191,059	1,051,536
(2) Investments, at cost	$14,380,142	$303,111	$49,467,194	$3,062,447	$19,973,791
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	17

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$32,366,766	$2,875,745	$90,611,661	$654,702	$5,129,106
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,447	497	19,758	55	—
Receivable for share redemptions	21,021	1,360	47,530	371	3,272
Total assets	32,395,234	2,877,602	90,678,949	655,128	5,132,378

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,704	1,360	47,529	363	2,470
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,317	—	—	8	802
Payable for investments purchased	7,447	497	19,758	55	—
Total liabilities	28,468	1,857	67,287	426	3,272
Net assets applicable to Variable Life contracts in accumulation period	32,366,766	2,875,674	90,611,662	654,633	5,129,106
Net assets applicable to seed money	—	71	—	69	—
Total net assets	$32,366,766	$2,875,745	$90,611,662	$654,702	$5,129,106
(1) Investment shares	1,830,699	182,009	6,253,393	71,787	442,164
(2) Investments, at cost	$32,654,146	$3,158,103	$95,430,923	$696,114	$5,459,947

Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$42,920,541	$10,392,552	$9,885,924	$2,384,590	$9,628,446
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	132	4,525	498
Receivable for share redemptions	42,063	7,772	8,100	1,248	5,689
Total assets	42,962,604	10,400,324	9,894,156	2,390,363	9,634,633

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	22,878	4,907	5,173	1,248	5,339
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	19,185	2,865	2,927	—	350
Payable for investments purchased	—	—	132	4,525	498
Total liabilities	42,063	7,772	8,232	5,773	6,187
Net assets applicable to Variable Life contracts in accumulation period	42,920,541	10,392,552	9,885,924	2,384,519	9,628,446
Net assets applicable to seed money	—	—	—	71	—
Total net assets	$42,920,541	$10,392,552	$9,885,924	$2,384,590	$9,628,446
(1) Investment shares	2,568,554	181,371	177,008	236,566	549,883
(2) Investments, at cost	$35,346,998	$7,291,525	$7,972,394	$2,809,494	$8,311,216

See accompanying notes to financial statements.

18	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$110,617,092	$11,424,169	$24,087,784	$7,406,981	$3,736,236
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,617	842	391	1,690	—
Receivable for share redemptions	77,709	6,441	13,732	3,732	2,979
Total assets	110,698,418	11,431,452	24,101,907	7,412,403	3,739,215

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	67,107	6,333	12,749	3,732	1,982
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	10,602	108	983	—	997
Payable for investments purchased	3,617	842	391	1,690	—
Total liabilities	81,326	7,283	14,123	5,422	2,979
Net assets applicable to Variable Life contracts in accumulation period	110,617,092	11,424,169	24,087,784	7,406,981	3,736,236
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$110,617,092	$11,424,169	$24,087,784	$7,406,981	$3,736,236
(1) Investment shares	3,268,827	490,940	729,049	1,376,762	700,982
(2) Investments, at cost	$85,414,790	$9,541,197	$21,645,481	$6,203,485	$3,515,336

Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Assets
Investments, at fair value(1),(2)	$10,010,049	$2,956,297	$11,735,126	$162,139	$212,889
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,660	1,055	—	6	—
Receivable for share redemptions	9,311	3,492	6,489	—	—
Total assets	10,023,020	2,960,844	11,741,615	162,145	212,889

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,693	1,557	5,441	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,618	1,935	1,048	—	—
Payable for investments purchased	3,660	1,055	—	6	—
Total liabilities	12,971	4,547	6,489	6	—
Net assets applicable to Variable Life contracts in accumulation period	10,010,049	2,956,232	11,735,126	162,139	212,889
Net assets applicable to seed money	—	65	—	—	—
Total net assets	$10,010,049	$2,956,297	$11,735,126	$162,139	$212,889
(1) Investment shares	531,601	356,017	214,654	12,807	18,991
(2) Investments, at cost	$9,366,460	$3,713,489	$9,125,478	$166,385	$231,310

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	19

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$15,265,742	$10,592,464	$37,182,652	$2,072,399	$30,623,451
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,101	2,932	3,049	88	—
Receivable for share redemptions	55,024	11,770	30,812	841	19,300
Total assets	15,321,867	10,607,166	37,216,513	2,073,328	30,642,751

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,019	5,813	19,732	837	15,940
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	47,005	5,957	11,080	4	3,360
Payable for investments purchased	1,101	2,932	3,049	88	—
Total liabilities	56,125	14,702	33,861	929	19,300
Net assets applicable to Variable Life contracts in accumulation period	15,265,742	10,592,464	37,182,652	2,072,326	30,623,451
Net assets applicable to seed money	—	—	—	73	—
Total net assets	$15,265,742	$10,592,464	$37,182,652	$2,072,399	$30,623,451
(1) Investment shares	1,969,773	350,280	1,335,584	180,052	1,888,006
(2) Investments, at cost	$12,598,050	$9,670,126	$52,853,614	$2,155,524	$33,041,035

Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Assets
Investments, at fair value(1),(2)	$20,554,707	$22,084,518	$11,927,432	$6,997,037	$478,298
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,098	6,714	2,051	3,891	5
Receivable for share redemptions	44,445	14,368	6,752	3,825	278
Total assets	20,601,250	22,105,600	11,936,235	7,004,753	478,581

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,149	12,320	6,752	3,825	278
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	34,296	2,048	—	—	—
Payable for investments purchased	2,098	6,714	2,051	3,891	5
Total liabilities	46,543	21,082	8,803	7,716	283
Net assets applicable to Variable Life contracts in accumulation period	20,554,707	22,084,518	11,927,432	6,997,037	478,228
Net assets applicable to seed money	—	—	—	—	70
Total net assets	$20,554,707	$22,084,518	$11,927,432	$6,997,037	$478,298
(1) Investment shares	1,422,471	878,112	1,171,653	710,359	50,937
(2) Investments, at cost	$22,201,134	$24,868,023	$10,514,824	$8,381,308	$512,708

See accompanying notes to financial statements.

20	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$68,543	$16,292,764	$45,706,804	$15,264,622	$17,568,695
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,624	3,330	9,911	9,639
Receivable for share redemptions	—	10,504	27,011	8,677	9,396
Total assets	68,543	16,304,892	45,737,145	15,283,210	17,587,730

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	9,074	26,944	8,623	9,396
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,429	67	54	—
Payable for investments purchased	—	1,624	3,330	9,911	9,639
Total liabilities	—	12,127	30,341	18,588	19,035
Net assets applicable to Variable Life contracts in accumulation period	68,543	16,292,765	45,706,804	15,264,622	17,568,695
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$68,543	$16,292,765	$45,706,804	$15,264,622	$17,568,695
(1) Investment shares	3,182	433,433	9,141,361	725,160	1,911,719
(2) Investments, at cost	$72,160	$15,439,356	$49,700,458	$16,038,196	$20,987,850

Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$92,738	$1,239,687	$26,288,661	$7,480,021	$4,770,797
Dividends receivable	—	3,078	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	21	3,015	—	1,129	885
Receivable for share redemptions	—	560	20,894	3,756	2,498
Total assets	92,759	1,246,340	26,309,555	7,484,906	4,774,180

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	561	15,009	3,756	2,498
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	5,885	—	—
Payable for investments purchased	21	6,092	—	1,129	885
Total liabilities	21	6,653	20,894	4,885	3,383
Net assets applicable to Variable Life contracts in accumulation period	92,738	1,237,665	26,288,661	7,480,021	4,770,797
Net assets applicable to seed money	—	2,022	—	—	—
Total net assets	$92,738	$1,239,687	$26,288,661	$7,480,021	$4,770,797
(1) Investment shares	8,149	117,173	1,308,545	1,255,037	365,019
(2) Investments, at cost	$97,139	$1,311,547	$23,290,020	$8,416,472	$4,957,659

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	21

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$92,007,853	$7,970,838	$32,660,502	$31,422,830	$602,623
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	12	—	257
Receivable for share redemptions	65,491	4,076	24,329	28,017	315
Total assets	92,073,344	7,974,914	32,684,843	31,450,847	603,195

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	55,198	3,503	16,182	15,801	315
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	10,293	573	8,147	12,216	—
Payable for investments purchased	—	—	12	—	257
Total liabilities	65,491	4,076	24,341	28,017	572
Net assets applicable to Variable Life contracts in accumulation period	92,007,853	7,970,838	32,660,502	31,422,830	602,546
Net assets applicable to seed money	—	—	—	—	77
Total net assets	$92,007,853	$7,970,838	$32,660,502	$31,422,830	$602,623
(1) Investment shares	2,673,870	235,684	3,496,842	2,131,807	124,509
(2) Investments, at cost	$59,497,765	$5,640,328	$36,484,670	$31,657,662	$805,227

Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Assets
Investments, at fair value(1),(2)	$181,783,744	$331,220,830	$51,392	$270,632	$107,743
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	88,524	6,147	—	173	88
Receivable for share redemptions	84,728	198,505	—	—	—
Total assets	181,956,996	331,425,482	51,392	270,805	107,831

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	84,728	196,512	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,993	—	—	—
Payable for investments purchased	88,524	6,147	—	173	88
Total liabilities	173,252	204,652	—	173	88
Net assets applicable to Variable Life contracts in accumulation period	181,783,740	331,220,827	51,391	270,631	107,742
Net assets applicable to seed money	4	3	1	1	1
Total net assets	$181,783,744	$331,220,830	$51,392	$270,632	$107,743
(1) Investment shares	11,556,500	21,029,894	4,794	29,772	21,592
(2) Investments, at cost	$157,476,796	$249,233,053	$51,947	$306,160	$146,575

See accompanying notes to financial statements.

22	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$10,811,213	$1,340,157	$15,157,402	$22,196,492	$558,998
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,121	14,804	—	3,542	16
Receivable for share redemptions	13,695	—	11,332	13,770	—
Total assets	10,827,029	1,354,961	15,168,734	22,213,804	559,014

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,093	—	8,396	13,770	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	7,602	—	2,936	—	—
Payable for investments purchased	2,121	14,804	—	3,542	16
Total liabilities	15,816	14,804	11,332	17,312	16
Net assets applicable to Variable Life contracts in accumulation period	10,811,210	1,340,156	15,157,398	22,196,489	558,997
Net assets applicable to seed money	3	1	4	3	1
Total net assets	$10,811,213	$1,340,157	$15,157,402	$22,196,492	$558,998
(1) Investment shares	2,136,603	121,281	1,211,623	1,774,300	62,809
(2) Investments, at cost	$15,706,572	$1,514,041	$14,301,461	$20,083,774	$667,007

Dec. 31, 2015 (continued)	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$502,931	$210,992	$946,245	$38,843	$486,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	65	185	377	96	1,678
Receivable for share redemptions	—	—	—	—	—
Total assets	502,996	211,177	946,622	38,939	488,425

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	65	185	377	96	1,678
Total liabilities	65	185	377	96	1,678
Net assets applicable to Variable Life contracts in accumulation period	502,930	210,991	946,244	38,842	486,746
Net assets applicable to seed money	1	1	1	1	1
Total net assets	$502,931	$210,992	$946,245	$38,843	$486,747
(1) Investment shares	65,915	10,781	83,591	3,613	26,892
(2) Investments, at cost	$601,718	$192,295	$1,037,530	$39,295	$488,631

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	23

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$97,008	$499,398	$325,206,128	$647,973,137	$468,273,693
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	530	83,096	14,836	164,774
Receivable for share redemptions	—	—	273,922	387,621	230,526
Total assets	97,008	499,928	325,563,146	648,375,594	468,668,993

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	176,466	386,994	230,526
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	97,456	627	—
Payable for investments purchased	—	530	83,096	14,836	164,774
Total liabilities	—	530	357,018	402,457	395,300
Net assets applicable to Variable Life contracts in accumulation period	97,007	499,397	325,206,124	647,973,134	468,273,689
Net assets applicable to seed money	1	1	4	3	4
Total net assets	$97,008	$499,398	$325,206,128	$647,973,137	$468,273,693
(1) Investment shares	4,741	27,200	22,837,509	45,439,911	31,218,246
(2) Investments, at cost	$90,202	$477,225	$276,718,491	$502,442,027	$400,545,146

Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$1,063,929,091	$50,022,860	$77,811,086	$1,161,145	$194,951
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	120,917	7,333	12,328	1,234	24
Receivable for share redemptions	638,475	100,356	102,520	—	99
Total assets	1,064,688,483	50,130,549	77,925,934	1,162,379	195,074

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	638,475	28,578	45,582	—	99
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	71,778	56,938	—	—
Payable for investments purchased	120,917	7,333	12,328	1,234	24
Total liabilities	759,392	107,689	114,848	1,234	123
Net assets applicable to Variable Life contracts in accumulation period	1,063,929,088	50,022,856	77,811,083	1,161,144	194,800
Net assets applicable to seed money	3	4	3	1	151
Total net assets	$1,063,929,091	$50,022,860	$77,811,086	$1,161,145	$194,951
(1) Investment shares	70,834,160	3,744,226	5,815,477	132,249	20,564
(2) Investments, at cost	$800,160,742	$44,257,818	$64,951,709	$1,400,571	$203,306

See accompanying notes to financial statements.

24	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$507,961	$208,114	$143,448	$58,119	$121,949
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24	194	—	35	42
Receivable for share redemptions	286	—	1,000	—	—
Total assets	508,271	208,308	144,448	58,154	121,991

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	286	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	1,000	—	—
Payable for investments purchased	24	194	—	35	42
Total liabilities	310	194	1,000	35	42
Net assets applicable to Variable Life contracts in accumulation period	507,884	208,113	143,447	58,118	121,948
Net assets applicable to seed money	77	1	1	1	1
Total net assets	$507,961	$208,114	$143,448	$58,119	$121,949
(1) Investment shares	54,038	12,300	7,018	3,403	5,946
(2) Investments, at cost	$530,034	$209,421	$133,384	$60,772	$128,368

Dec. 31, 2015 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$13,539,863	$252,660	$119,458	$78,794	$5,641,494
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,942	—	—	24	—
Receivable for share redemptions	6,794	1,988	—	—	4,968
Total assets	13,553,599	254,648	119,458	78,818	5,646,462

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,794	—	—	—	3,146
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,988	—	—	1,822
Payable for investments purchased	6,942	—	—	24	—
Total liabilities	13,736	1,988	—	24	4,968
Net assets applicable to Variable Life contracts in accumulation period	13,539,860	252,659	119,457	78,793	5,641,491
Net assets applicable to seed money	3	1	1	1	3
Total net assets	$13,539,863	$252,660	$119,458	$78,794	$5,641,494
(1) Investment shares	656,001	24,224	12,444	5,153	366,807
(2) Investments, at cost	$11,596,459	$276,226	$127,945	$75,812	$4,276,335

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	25

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$40,790	$636,812	$5,666,828	$69,620	$85,634,614
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	14,731	6,654	—	463
Receivable for share redemptions	—	—	3,128	—	52,140
Total assets	40,790	651,543	5,676,610	69,620	85,687,217

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	3,128	—	45,854
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	6,286
Payable for investments purchased	—	14,731	6,654	—	463
Total liabilities	—	14,731	9,782	—	52,603
Net assets applicable to Variable Life contracts in accumulation period	40,789	636,811	5,666,825	69,619	85,634,611
Net assets applicable to seed money	1	1	3	1	3
Total net assets	$40,790	$636,812	$5,666,828	$69,620	$85,634,614
(1) Investment shares	3,937	34,385	303,689	6,914	3,253,595
(2) Investments, at cost	$40,566	$625,039	$4,965,210	$70,019	$94,296,224

Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$94,274,241	$7,840,370	$21,579,449	$14,034,911	$15,861,252
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,904	723	1,988	250	4,414
Receivable for share redemptions	48,760	4,099	30,899	17,929	15,170
Total assets	94,331,905	7,845,192	21,612,336	14,053,090	15,880,836

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	48,760	4,099	11,053	7,482	8,092
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	19,846	10,447	7,078
Payable for investments purchased	8,904	723	1,988	250	4,414
Total liabilities	57,664	4,822	32,887	18,179	19,584
Net assets applicable to Variable Life contracts in accumulation period	94,274,238	7,840,370	21,579,449	14,034,911	15,861,252
Net assets applicable to seed money	3	—	—	—	—
Total net assets	$94,274,241	$7,840,370	$21,579,449	$14,034,911	$15,861,252
(1) Investment shares	2,969,267	424,492	4,458,564	560,276	1,852,950
(2) Investments, at cost	$97,164,335	$6,846,831	$21,954,554	$11,836,262	$16,784,886

See accompanying notes to financial statements.

26	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

Dec. 31, 2015 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$30,989
Dividends receivable	—
Accounts receivable from RiverSource Life for contract purchase payments	53
Receivable for share redemptions	—
Total assets	31,042

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—
Minimum death benefit guarantee risk charge	—
Contract terminations	—
Payable for investments purchased	53
Total liabilities	53
Net assets applicable to Variable Life contracts in accumulation period	30,989
Net assets applicable to seed money	—
Total net assets	$30,989
(1) Investment shares	4,625
(2) Investments, at cost	$36,136

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	27

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$4,252	$285,494	$1,040,392	$—	$32,796
Variable account expenses	2,079	153,024	307,981	42,921	21,760
Investment income (loss) — net	2,173	132,470	732,411	(42,921)	11,036

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	179,298	6,560,046	9,325,306	1,128,644	784,727
Cost of investments sold	175,258	5,007,670	9,938,566	868,597	941,215
Net realized gain (loss) on sales of investments	4,040	1,552,376	(613,260)	260,047	(156,488)
Distributions from capital gains	11,241	—	—	624,455	86,948
Net change in unrealized appreciation or depreciation of investments	(39,814)	(1,494,591)	703,874	(227,474)	(1,775,914)
Net gain (loss) on investments	(24,533)	57,785	90,614	657,028	(1,845,454)
Net increase (decrease) in net assets resulting from operations	$(22,360)	$190,255	$823,025	$614,107	$(1,834,418)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$54,812	$19,177	$1,257,151	$568,904	$60,473
Variable account expenses	85,692	58,976	352,928	184,816	22,225
Investment income (loss) — net	(30,880)	(39,799)	904,223	384,088	38,248

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,784,778	2,023,653	7,961,663	8,066,485	660,265
Cost of investments sold	1,402,698	1,698,417	5,604,568	6,356,148	704,390
Net realized gain (loss) on sales of investments	382,080	325,236	2,357,095	1,710,337	(44,125)
Distributions from capital gains	—	—	—	—	379,117
Net change in unrealized appreciation or depreciation of investments	(291,204)	(301,685)	(5,940,855)	(3,446,436)	(567,564)
Net gain (loss) on investments	90,876	23,551	(3,583,760)	(1,736,099)	(232,572)
Net increase (decrease) in net assets resulting from operations	$59,996	$(16,248)	$(2,679,537)	$(1,352,011)	$(194,324)

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$9,077	$—	$130	$4,931	$—
Variable account expenses	51,285	1,322,753	—	315,596	—
Investment income (loss) — net	(42,208)	(1,322,753)	130	(310,665)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,539,881	15,687,524	1,930,431	16,508,756	3,188
Cost of investments sold	1,420,942	10,443,875	1,930,431	16,507,010	3,935
Net realized gain (loss) on sales of investments	118,939	5,243,649	—	1,746	(747)
Distributions from capital gains	32,648	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(332,379)	(2,380,405)	—	(1,745)	(12,422)
Net gain (loss) on investments	(180,792)	2,863,244	—	1	(13,169)
Net increase (decrease) in net assets resulting from operations	$(223,000)	$1,540,491	$130	$(310,664)	$(13,169)

See accompanying notes to financial statements.

28	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Investment income
Dividend income	$—	$613	$—	$—	$—
Variable account expenses	—	—	—	—	1,386,228
Investment income (loss) — net	—	613	—	—	(1,386,228)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	114,616	2,207	46,010	305,611	40,163,703
Cost of investments sold	111,051	2,219	46,196	281,946	27,161,444
Net realized gain (loss) on sales of investments	3,565	(12)	(186)	23,665	13,002,259
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,226	(775)	(309)	(51,281)	(18,895,239)
Net gain (loss) on investments	9,791	(787)	(495)	(27,616)	(5,892,980)
Net increase (decrease) in net assets resulting from operations	$9,791	$(174)	$(495)	$(27,616)	$(7,279,208)

Year ended Dec. 31, 2015 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Investment income
Dividend income	$1,492	$1,034	$53,442	$—	$—
Variable account expenses	—	—	282,054	—	177,440
Investment income (loss) — net	1,492	1,034	(228,612)	—	(177,440)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,358	112,260	8,318,182	9,660	6,746,313
Cost of investments sold	27,619	123,739	8,133,575	10,560	7,703,397
Net realized gain (loss) on sales of investments	(1,261)	(11,479)	184,607	(900)	(957,084)
Distributions from capital gains	—	27,485	1,180,637	13,393	2,284,005
Net change in unrealized appreciation or depreciation of investments	(1,240)	(125,361)	(5,213,420)	(23,761)	(2,973,561)
Net gain (loss) on investments	(2,501)	(109,355)	(3,848,176)	(11,268)	(1,646,640)
Net increase (decrease) in net assets resulting from operations	$(1,009)	$(108,321)	$(4,076,788)	$(11,268)	$(1,824,080)

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$40,226	$3,761,505	$748,237	$1,467,402	$3,273
Variable account expenses	—	400,992	56,679	112,211	—
Investment income (loss) — net	40,226	3,360,513	691,558	1,355,191	3,273

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	160,380	12,846,163	1,969,437	4,654,371	52,785
Cost of investments sold	166,062	12,486,693	2,086,827	4,957,044	53,512
Net realized gain (loss) on sales of investments	(5,682)	359,470	(117,390)	(302,673)	(727)
Distributions from capital gains	—	—	73,177	142,587	819
Net change in unrealized appreciation or depreciation of investments	(47,606)	(4,658,749)	(782,448)	(1,421,822)	(4,583)
Net gain (loss) on investments	(53,288)	(4,299,279)	(826,661)	(1,581,908)	(4,491)
Net increase (decrease) in net assets resulting from operations	$(13,062)	$(938,766)	$(135,103)	$(226,717)	$(1,218)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	29

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$1,386,947	$456	$—	$—	$—
Variable account expenses	704,994	—	—	348,151	406,001
Investment income (loss) — net	681,953	456	—	(348,151)	(406,001)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,279,958	9,951	179,174	7,287,685	9,608,074
Cost of investments sold	18,771,955	9,931	157,973	4,310,957	6,446,493
Net realized gain (loss) on sales of investments	(491,997)	20	21,201	2,976,728	3,161,581
Distributions from capital gains	315,975	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(969,954)	(3,858)	46,418	1,574,047	(2,609,912)
Net gain (loss) on investments	(1,145,976)	(3,838)	67,619	4,550,775	551,669
Net increase (decrease) in net assets resulting from operations	$(464,023)	$(3,382)	$67,619	$4,202,624	$145,668

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$—	$74,204	$—	$—
Variable account expenses	—	2,191,434	8,726	2,561	23,151
Investment income (loss) — net	—	(2,191,434)	65,478	(2,561)	(23,151)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	329,171	30,008,965	745,440	598,769	555,720
Cost of investments sold	301,232	17,149,151	767,523	593,440	547,565
Net realized gain (loss) on sales of investments	27,939	12,859,814	(22,083)	5,329	8,155
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(19,725)	(10,365,552)	(100,902)	(12,469)	(72,385)
Net gain (loss) on investments	8,214	2,494,262	(122,985)	(7,140)	(64,230)
Net increase (decrease) in net assets resulting from operations	$8,214	$302,828	$(57,507)	$(9,701)	$(87,381)

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	163,804	139,542	—	90,801	—
Investment income (loss) — net	(163,804)	(139,542)	—	(90,801)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,939,692	4,219,305	115,111	2,153,190	375,861
Cost of investments sold	5,927,521	4,192,365	110,046	1,453,219	340,195
Net realized gain (loss) on sales of investments	12,171	26,940	5,065	699,971	35,666
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,181,262)	(632,617)	(4,052)	74,101	(78,046)
Net gain (loss) on investments	(1,169,091)	(605,677)	1,013	774,072	(42,380)
Net increase (decrease) in net assets resulting from operations	$(1,332,895)	$(745,219)	$1,013	$683,271	$(42,380)
See accompanying notes to financial statements.

30	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$4,429	$732,898	$—	$—
Variable account expenses	113,286	—	608,925	—	85,266
Investment income (loss) — net	(113,286)	4,429	123,973	—	(85,266)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,609,636	58,639	9,862,191	288,047	5,791,358
Cost of investments sold	2,545,555	58,879	6,957,703	267,344	4,494,935
Net realized gain (loss) on sales of investments	1,064,081	(240)	2,904,488	20,703	1,296,423
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,802,693)	(20,297)	405,234	(62,142)	(1,868,390)
Net gain (loss) on investments	(738,612)	(20,537)	3,309,722	(41,439)	(571,967)
Net increase (decrease) in net assets resulting from operations	$(851,898)	$(16,108)	$3,433,695	$(41,439)	$(657,233)

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Investment income
Dividend income	$—	$—	$104,759	$—	$1,984
Variable account expenses	—	115,780	—	—	—
Investment income (loss) — net	—	(115,780)	104,759	—	1,984

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	63,542	4,865,857	51,735	103,596	33,738
Cost of investments sold	56,764	3,265,950	66,356	95,772	33,654
Net realized gain (loss) on sales of investments	6,778	1,599,907	(14,621)	7,824	84
Distributions from capital gains	—	—	35,600	—	167
Net change in unrealized appreciation or depreciation of investments	(22,320)	(2,103,758)	(133,684)	(44,212)	(1,675)
Net gain (loss) on investments	(15,542)	(503,851)	(112,705)	(36,388)	(1,424)
Net increase (decrease) in net assets resulting from operations	$(15,542)	$(619,631)	$(7,946)	$(36,388)	$560

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$745,774	$—	$26,767	$833,330	$737,673
Variable account expenses	166,153	51,662	5,212	165,416	598,213
Investment income (loss) — net	579,621	(51,662)	21,555	667,914	139,460

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,362,197	1,773,090	405,864	7,366,320	14,675,005
Cost of investments sold	5,226,029	3,003,400	420,375	7,476,521	10,774,979
Net realized gain (loss) on sales of investments	136,168	(1,230,310)	(14,511)	(110,201)	3,900,026
Distributions from capital gains	60,204	—	2,155	—	8,358,057
Net change in unrealized appreciation or depreciation of investments	(606,248)	(951,483)	(88,723)	(914,304)	(12,538,965)
Net gain (loss) on investments	(409,876)	(2,181,793)	(101,079)	(1,024,505)	(280,882)
Net increase (decrease) in net assets resulting from operations	$169,745	$(2,233,455)	$(79,524)	$(356,591)	$(141,422)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	31

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$1,051,605	$583,885	$448,027	$187,348	$249,895
Variable account expenses	316,507	185,469	687,203	488,527	115,520
Investment income (loss) — net	735,098	398,416	(239,176)	(301,179)	134,375

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,697,930	7,699,722	13,505,565	18,308,222	2,446,029
Cost of investments sold	4,636,797	5,723,658	11,544,482	16,352,590	2,102,061
Net realized gain (loss) on sales of investments	2,061,133	1,976,064	1,961,083	1,955,632	343,968
Distributions from capital gains	2,709,446	1,595,278	13,923,548	9,174,507	19,677
Net change in unrealized appreciation or depreciation of investments	(7,007,701)	(4,919,944)	(17,640,549)	(12,359,705)	37,323
Net gain (loss) on investments	(2,237,122)	(1,348,602)	(1,755,918)	(1,229,566)	400,968
Net increase (decrease) in net assets resulting from operations	$(1,502,024)	$(950,186)	$(1,995,094)	$(1,530,745)	$535,343

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$169,735	$7,541	$1,675,067	$160,982	$679,358
Variable account expenses	96,312	—	328,753	21,162	149,304
Investment income (loss) — net	73,423	7,541	1,346,314	139,820	530,054

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,668,319	6,970	9,532,077	1,322,848	4,742,632
Cost of investments sold	3,389,979	7,106	10,646,430	1,420,222	3,878,261
Net realized gain (loss) on sales of investments	278,340	(136)	(1,114,353)	(97,374)	864,371
Distributions from capital gains	15,021	646	—	—	1,498,940
Net change in unrealized appreciation or depreciation of investments	32,425	(15,242)	(287,183)	(297,900)	(4,100,816)
Net gain (loss) on investments	325,786	(14,732)	(1,401,536)	(395,274)	(1,737,505)
Net increase (decrease) in net assets resulting from operations	$399,209	$(7,191)	$(55,222)	$(255,454)	$(1,207,451)

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$229,196	$177,246	$398,982	$12,504	$15,697
Variable account expenses	227,277	14,021	652,765	2,487	31,393
Investment income (loss) — net	1,919	163,225	(253,783)	10,017	(15,696)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,107,385	596,403	18,499,878	119,487	774,155
Cost of investments sold	6,634,330	645,916	16,293,617	122,589	696,704
Net realized gain (loss) on sales of investments	1,473,055	(49,513)	2,206,261	(3,102)	77,451
Distributions from capital gains	5,271,178	11,512	7,216,001	997	666,243
Net change in unrealized appreciation or depreciation of investments	(9,615,543)	(260,237)	(19,210,738)	(35,986)	(879,286)
Net gain (loss) on investments	(2,871,310)	(298,238)	(9,788,476)	(38,091)	(135,592)
Net increase (decrease) in net assets resulting from operations	$(2,869,391)	$(135,013)	$(10,042,259)	$(28,074)	$(151,288)

See accompanying notes to financial statements.

32	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$601,887	$—	$—	$97,730	$182,571
Variable account expenses	287,572	59,220	65,788	13,161	71,705
Investment income (loss) — net	314,315	(59,220)	(65,788)	84,569	110,866

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,599,008	1,663,568	2,985,976	758,358	3,068,819
Cost of investments sold	6,234,601	1,170,270	2,170,908	800,569	2,420,619
Net realized gain (loss) on sales of investments	2,364,407	493,298	815,068	(42,211)	648,200
Distributions from capital gains	2,702,368	55,885	54,989	220,323	30,151
Net change in unrealized appreciation or depreciation of investments	(5,735,023)	(32,802)	(396,161)	(408,064)	(1,511,969)
Net gain (loss) on investments	(668,248)	516,381	473,896	(229,952)	(833,618)
Net increase (decrease) in net assets resulting from operations	$(353,933)	$457,161	$408,108	$(145,383)	$(722,752)

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Investment income
Dividend income	$1,364,281	$181,540	$332,503	$—	$—
Variable account expenses	872,667	71,068	162,344	46,466	26,175
Investment income (loss) — net	491,614	110,472	170,159	(46,466)	(26,175)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,909,155	2,500,328	4,333,508	1,288,004	1,274,103
Cost of investments sold	9,659,677	1,935,378	3,629,645	948,554	974,874
Net realized gain (loss) on sales of investments	5,249,478	564,950	703,863	339,450	299,229
Distributions from capital gains	12,476,423	—	—	595,454	304,289
Net change in unrealized appreciation or depreciation of investments	(26,035,134)	(533,699)	(1,727,556)	(838,030)	(565,310)
Net gain (loss) on investments	(8,309,233)	31,251	(1,023,693)	96,874	38,208
Net increase (decrease) in net assets resulting from operations	$(7,817,619)	$141,723	$(853,534)	$50,408	$12,033

Year ended Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Investment income
Dividend income	$—	$9,486	$61,833	$2,804	$1,637
Variable account expenses	62,183	16,089	64,328	—	—
Investment income (loss) — net	(62,183)	(6,603)	(2,495)	2,804	1,637

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,543,906	386,418	1,266,385	37,854	17,608
Cost of investments sold	1,295,951	447,229	852,321	38,149	18,403
Net realized gain (loss) on sales of investments	247,955	(60,811)	414,064	(295)	(795)
Distributions from capital gains	947,313	455,495	1,290,072	590	9,059
Net change in unrealized appreciation or depreciation of investments	(627,459)	(691,993)	(1,365,931)	(4,079)	(15,660)
Net gain (loss) on investments	567,809	(297,309)	338,205	(3,784)	(7,396)
Net increase (decrease) in net assets resulting from operations	$505,626	$(303,912)	$335,710	$(980)	$(5,759)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	33

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)
Investment income
Dividend income	$—	$47,181	$214,985	$—	$147,685
Variable account expenses	90,193	70,142	268,279	7,057	150,400
Investment income (loss) — net	(90,193)	(22,961)	(53,294)	(7,057)	(2,715)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,146,289	2,272,014	7,622,401	366,591	3,737,144
Cost of investments sold	1,535,722	1,783,259	9,484,482	377,422	3,840,637
Net realized gain (loss) on sales of investments	610,567	488,755	(1,862,081)	(10,831)	(103,493)
Distributions from capital gains	1,990,200	1,913,030	1,275,847	47,915	1,864,917
Net change in unrealized appreciation or depreciation of investments	(1,958,018)	(1,951,256)	(3,135,080)	(58,186)	(2,417,584)
Net gain (loss) on investments	642,749	450,529	(3,721,314)	(21,102)	(656,160)
Net increase (decrease) in net assets resulting from operations	$552,556	$427,568	$(3,774,608)	$(28,159)	$(658,875)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Investment income
Dividend income	$—	$1,090,053	$280,251	$—	$—
Variable account expenses	132,754	189,624	85,095	54,757	2,787
Investment income (loss) — net	(132,754)	900,429	195,156	(54,757)	(2,787)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,028,740	9,207,195	2,732,161	2,855,303	133,149
Cost of investments sold	3,935,053	8,279,635	2,230,509	3,047,916	132,729
Net realized gain (loss) on sales of investments	93,687	927,560	501,652	(192,613)	420
Distributions from capital gains	746,836	1,913,163	—	1,416,126	5,173
Net change in unrealized appreciation or depreciation of investments	(1,229,155)	(7,975,231)	(943,236)	(1,684,346)	(35,029)
Net gain (loss) on investments	(388,632)	(5,134,508)	(441,584)	(460,833)	(29,436)
Net increase (decrease) in net assets resulting from operations	$(521,386)	$(4,234,079)	$(246,428)	$(515,590)	$(32,223)

Year ended Dec. 31, 2015 (continued)	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$178	$171,496	$2,735,544	$100,489	$654,989
Variable account expenses	—	106,326	349,446	106,958	141,853
Investment income (loss) — net	178	65,170	2,386,098	(6,469)	513,136

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,060	2,081,808	9,493,362	2,473,050	9,068,199
Cost of investments sold	100,836	1,844,405	9,734,385	2,315,007	9,786,171
Net realized gain (loss) on sales of investments	5,224	237,403	(241,023)	158,043	(717,972)
Distributions from capital gains	5,036	1,056,601	—	2,327,416	—
Net change in unrealized appreciation or depreciation of investments	(10,455)	(1,055,589)	(3,642,143)	(3,598,406)	(1,837,123)
Net gain (loss) on investments	(195)	238,415	(3,883,166)	(1,112,947)	(2,555,095)
Net increase (decrease) in net assets resulting from operations	$(17)	$303,585	$(1,497,068)	$(1,119,416)	$(2,041,959)

See accompanying notes to financial statements.

34	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$1,608	$52,645	$1,540,586	$597,441	$52,276
Variable account expenses	—	5,162	151,111	49,704	29,240
Investment income (loss) — net	1,608	47,483	1,389,475	547,737	23,036

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,413	384,467	2,478,776	1,420,796	990,569
Cost of investments sold	30,186	384,505	2,053,083	1,498,616	976,477
Net realized gain (loss) on sales of investments	(773)	(38)	425,693	(77,820)	14,092
Distributions from capital gains	—	13,257	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,421)	(71,871)	(816,818)	(950,798)	(110,004)
Net gain (loss) on investments	(2,194)	(58,652)	(391,125)	(1,028,618)	(95,912)
Net increase (decrease) in net assets resulting from operations	$(586)	$(11,169)	$998,350	$(480,881)	$(72,876)

Year ended Dec. 31, 2015 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$1,893,578	$138,760	$—	$1,193,328	$—
Variable account expenses	696,211	43,923	217,044	212,037	3,199
Investment income (loss) — net	1,197,367	94,837	(217,044)	981,291	(3,199)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,407,845	1,487,116	5,590,186	4,751,160	145,725
Cost of investments sold	7,245,260	1,040,611	5,363,666	4,506,638	168,580
Net realized gain (loss) on sales of investments	4,162,585	446,505	226,520	244,522	(22,855)
Distributions from capital gains	—	—	2,006,347	—	1,929
Net change in unrealized appreciation or depreciation of investments	(5,909,188)	(589,957)	(7,113,224)	(4,595,395)	(153,918)
Net gain (loss) on investments	(1,746,603)	(143,452)	(4,880,357)	(4,350,873)	(174,844)
Net increase (decrease) in net assets resulting from operations	$(549,236)	$(48,615)	$(5,097,401)	$(3,369,582)	$(178,043)

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Investment income
Dividend income	$—	$—	$607	$29,224	$32,294
Variable account expenses	1,003,644	2,446,837	—	—	—
Investment income (loss) — net	(1,003,644)	(2,446,837)	607	29,224	32,294

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,699,977	49,878,486	22,177	11,514	39,292
Cost of investments sold	15,005,636	34,480,957	22,168	11,497	38,369
Net realized gain (loss) on sales of investments	3,694,341	15,397,529	9	17	923
Distributions from capital gains	—	—	134	—	7,675
Net change in unrealized appreciation or depreciation of investments	(5,282,077)	(17,732,729)	(964)	(36,797)	(42,398)
Net gain (loss) on investments	(1,587,736)	(2,335,200)	(821)	(36,780)	(33,800)
Net increase (decrease) in net assets resulting from operations	$(2,591,380)	$(4,782,037)	$(214)	$(7,556)	$(1,506)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	35

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Investment income
Dividend income	$4,332,818	$15,498	$—	$—	$9,109
Variable account expenses	79,492	—	101,682	165,193	—
Investment income (loss) — net	4,253,326	15,498	(101,682)	(165,193)	9,109

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,863,210	245,486	5,224,039	5,944,644	12,520
Cost of investments sold	3,459,588	274,446	4,811,579	5,252,752	13,807
Net realized gain (loss) on sales of investments	(596,378)	(28,960)	412,460	691,892	(1,287)
Distributions from capital gains	1,026,264	93,492	—	—	9,613
Net change in unrealized appreciation or depreciation of investments	(4,910,901)	(112,207)	(412,641)	(687,918)	(71,368)
Net gain (loss) on investments	(4,481,015)	(47,675)	(181)	3,974	(63,042)
Net increase (decrease) in net assets resulting from operations	$(227,689)	$(32,177)	$(101,863)	$(161,219)	$(53,933)

Year ended Dec. 31, 2015 (continued)	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Investment income
Dividend income	$78,442	$—	$9,276	$462	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	78,442	—	9,276	462	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,832	34,637	247,975	1,471	42,128
Cost of investments sold	46,142	31,206	260,470	1,459	41,376
Net realized gain (loss) on sales of investments	(4,310)	3,431	(12,495)	12	752
Distributions from capital gains	—	—	42,376	76	—
Net change in unrealized appreciation or depreciation of investments	(83,208)	6,161	(74,133)	(576)	(24,671)
Net gain (loss) on investments	(87,518)	9,592	(44,252)	(488)	(23,919)
Net increase (decrease) in net assets resulting from operations	$(9,076)	$9,592	$(34,976)	$(26)	$(23,919)

Year ended Dec. 31, 2015 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	2,188,598	4,880,506	2,799,427
Investment income (loss) — net	—	—	(2,188,598)	(4,880,506)	(2,799,427)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,778	22,853	40,959,432	96,235,524	39,633,558
Cost of investments sold	23,307	20,625	33,712,366	70,963,587	32,011,053
Net realized gain (loss) on sales of investments	3,471	2,228	7,247,066	25,271,937	7,622,505
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,915	(6,129)	(8,995,385)	(28,361,096)	(11,471,164)
Net gain (loss) on investments	5,386	(3,901)	(1,748,319)	(3,089,159)	(3,848,659)
Net increase (decrease) in net assets resulting from operations	$5,386	$(3,901)	$(3,936,917)	$(7,969,665)	$(6,648,086)

See accompanying notes to financial statements.

36	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$67,696	$5,274
Variable account expenses	7,991,548	364,956	603,705	—	907
Investment income (loss) — net	(7,991,548)	(364,956)	(603,705)	67,696	4,367

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	136,946,804	15,125,255	23,450,696	299,079	49,722
Cost of investments sold	94,614,820	13,256,043	19,061,233	334,534	50,276
Net realized gain (loss) on sales of investments	42,331,984	1,869,212	4,389,463	(35,455)	(554)
Distributions from capital gains	—	—	—	143,920	—
Net change in unrealized appreciation or depreciation of investments	(50,307,949)	(1,918,386)	(4,451,161)	(197,038)	(8,228)
Net gain (loss) on investments	(7,975,965)	(49,174)	(61,698)	(88,573)	(8,782)
Net increase (decrease) in net assets resulting from operations	$(15,967,513)	$(414,130)	$(665,403)	$(20,877)	$(4,415)

Year ended Dec. 31, 2015 (continued)	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$11,746	$—	$—	$—	$—
Variable account expenses	2,491	—	—	—	—
Investment income (loss) — net	9,255	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	57,176	19,397	7,243	13,650	36,754
Cost of investments sold	58,395	18,208	6,815	12,397	37,755
Net realized gain (loss) on sales of investments	(1,219)	1,189	428	1,253	(1,001)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,714)	(17,888)	4,113	(5,331)	(10,289)
Net gain (loss) on investments	(21,933)	(16,699)	4,541	(4,078)	(11,290)
Net increase (decrease) in net assets resulting from operations	$(12,678)	$(16,699)	$4,541	$(4,078)	$(11,290)

Year ended Dec. 31, 2015 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Investment income
Dividend income	$—	$1,614	$2,089	$—	$—
Variable account expenses	93,493	—	—	—	38,344
Investment income (loss) — net	(93,493)	1,614	2,089	—	(38,344)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,982,466	40,876	4,012	81,621	1,203,418
Cost of investments sold	2,526,621	43,149	4,003	75,383	859,624
Net realized gain (loss) on sales of investments	1,455,845	(2,273)	9	6,238	343,794
Distributions from capital gains	—	4,360	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,869,553)	(12,754)	(8,316)	(6,370)	(323,204)
Net gain (loss) on investments	(1,413,708)	(10,667)	(8,307)	(132)	20,590
Net increase (decrease) in net assets resulting from operations	$(1,507,201)	$(9,053)	$(6,218)	$(132)	$(17,754)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	37

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Investment income
Dividend income	$213	$—	$—	$115	$1,303,587
Variable account expenses	—	—	29,331	—	583,978
Investment income (loss) — net	213	—	(29,331)	115	719,609

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,365	28,472	968,975	2,323	14,231,257
Cost of investments sold	2,313	25,513	733,442	2,310	13,766,089
Net realized gain (loss) on sales of investments	52	2,959	235,533	13	465,168
Distributions from capital gains	16	—	—	—	7,831,097
Net change in unrealized appreciation or depreciation of investments	(322)	(15,122)	(288,998)	(440)	(9,403,329)
Net gain (loss) on investments	(254)	(12,163)	(53,465)	(427)	(1,107,064)
Net increase (decrease) in net assets resulting from operations	$(41)	$(12,163)	$(82,796)	$(312)	$(387,455)

Year ended Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$85,958	$869,113	$20,158	$—
Variable account expenses	637,381	55,258	130,257	101,067	96,855
Investment income (loss) — net	(637,381)	30,700	738,856	(80,909)	(96,855)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,426,916	3,300,576	2,214,800	3,915,179	2,871,534
Cost of investments sold	15,643,640	2,592,462	2,056,128	2,763,497	2,494,749
Net realized gain (loss) on sales of investments	2,783,276	708,114	158,672	1,151,682	376,785
Distributions from capital gains	16,577,270	—	—	1,613,823	1,919,558
Net change in unrealized appreciation or depreciation of investments	(19,638,089)	(701,210)	(831,044)	(3,215,609)	(2,950,473)
Net gain (loss) on investments	(277,543)	6,904	(672,372)	(450,104)	(654,130)
Net increase (decrease) in net assets resulting from operations	$(914,924)	$37,604	$66,484	$(531,013)	$(750,985)

Year ended Dec. 31, 2015 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$1,860
Variable account expenses					—
Investment income (loss) — net					1,860

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					4,822
Cost of investments sold					5,403
Net realized gain (loss) on sales of investments					(581)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(2,998)
Net gain (loss) on investments					(3,579)
Net increase (decrease) in net assets resulting from operations					$(1,719)

See accompanying notes to financial statements.

38	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,173	$132,470	$732,411	$(42,921)	$11,036
Net realized gain (loss) on sales of investments	4,040	1,552,376	(613,260)	260,047	(156,488)
Distributions from capital gains	11,241	—	—	624,455	86,948
Net change in unrealized appreciation or depreciation of investments	(39,814)	(1,494,591)	703,874	(227,474)	(1,775,914)
Net increase (decrease) in net assets resulting from operations	(22,360)	190,255	823,025	614,107	(1,834,418)

Contract transactions
Contract purchase payments	18,630	1,224,808	3,355,809	493,471	326,736
Net transfers(1)	34,021	(984,138)	(79,872)	4,031,743	2,131,903
Transfers for policy loans	132,992	(255,810)	(191,880)	(110,127)	22,939
Policy charges	(4,463)	(583,660)	(1,429,378)	(144,625)	(90,141)
Contract terminations:
Surrender benefits	(4,215)	(1,312,510)	(2,918,330)	(247,294)	(162,175)
Death benefits	—	—	(654)	—	—
Increase (decrease) from contract transactions	176,965	(1,911,310)	(1,264,305)	4,023,168	2,229,262
Net assets at beginning of year	485,988	24,910,258	44,936,432	5,115,152	3,232,448
Net assets at end of year	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292

Accumulation unit activity
Units outstanding at beginning of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208
Contract purchase payments	17,539	584,523	2,061,101	272,332	384,500
Net transfers(1)	32,740	(669,601)	20,853	2,005,327	2,523,217
Transfers for policy loans	122,096	(119,351)	(144,148)	(57,292)	24,511
Policy charges	(4,300)	(278,883)	(875,766)	(76,964)	(107,149)
Contract terminations:
Surrender benefits	(4,178)	(585,041)	(1,762,697)	(104,271)	(194,784)
Death benefits	—	—	(360)	—	—
Units outstanding at end of year	645,604	10,896,231	28,186,734	4,798,971	5,851,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(30,880)	$(39,799)	$904,223	$384,088	$38,248
Net realized gain (loss) on sales of investments	382,080	325,236	2,357,095	1,710,337	(44,125)
Distributions from capital gains	—	—	—	—	379,117
Net change in unrealized appreciation or depreciation of investments	(291,204)	(301,685)	(5,940,855)	(3,446,436)	(567,564)
Net increase (decrease) in net assets resulting from operations	59,996	(16,248)	(2,679,537)	(1,352,011)	(194,324)

Contract transactions
Contract purchase payments	532,768	587,884	2,051,573	1,701,649	654,291
Net transfers(1)	(318,064)	190,584	(2,258,201)	(1,051,306)	4,845,881
Transfers for policy loans	(90,815)	(122,814)	(215,348)	(482,642)	(8,474)
Policy charges	(391,567)	(275,124)	(1,935,454)	(766,394)	(89,703)
Contract terminations:
Surrender benefits	(661,281)	(433,199)	(3,379,339)	(1,722,150)	(67,623)
Death benefits	(717)	—	(23,529)	—	—
Increase (decrease) from contract transactions	(929,676)	(52,669)	(5,760,298)	(2,320,843)	5,334,372
Net assets at beginning of year	14,662,255	8,722,650	62,619,156	30,398,771	1,435,142
Net assets at end of year	$13,792,575	$8,653,733	$54,179,321	$26,725,917	$6,575,190

Accumulation unit activity
Units outstanding at beginning of year	9,148,187	5,876,782	24,587,781	16,398,880	1,346,791
Contract purchase payments	324,475	390,202	820,264	954,581	608,979
Net transfers(1)	(346,130)	449,707	(895,798)	643,438	4,796,160
Transfers for policy loans	(57,028)	(79,023)	(91,218)	(257,600)	(8,714)
Policy charges	(246,317)	(183,284)	(769,980)	(439,862)	(82,583)
Contract terminations:
Surrender benefits	(392,793)	(291,037)	(1,357,042)	(1,060,132)	(68,963)
Death benefits	(655)	—	(9,150)	—	—
Units outstanding at end of year	8,429,739	6,163,347	22,284,857	16,239,305	6,591,670

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

40	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$(42,208)	$(1,322,753)	$130	$(310,665)	$—
Net realized gain (loss) on sales of investments	118,939	5,243,649	—	1,746	(747)
Distributions from capital gains	32,648	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(332,379)	(2,380,405)	—	(1,745)	(12,422)
Net increase (decrease) in net assets resulting from operations	(223,000)	1,540,491	130	(310,664)	(13,169)

Contract transactions
Contract purchase payments	354,769	8,937,733	1,120,632	8,852,711	23,189
Net transfers(1)	(71,527)	5,236,704	(234,558)	212,688	22,738
Transfers for policy loans	(19,008)	(524,487)	(111,785)	892,436	(321)
Policy charges	(232,835)	(10,899,604)	(145,895)	(6,020,812)	(2,051)
Contract terminations:
Surrender benefits	(461,318)	(9,431,892)	(56)	(6,944,826)	(18)
Death benefits	—	(306,785)	—	(715,004)	—
Increase (decrease) from contract transactions	(429,919)	(6,988,331)	628,338	(3,722,807)	43,537
Net assets at beginning of year	8,143,170	169,156,096	806,608	52,353,306	18,402
Net assets at end of year	$7,490,251	$163,708,256	$1,435,076	$48,319,835	$48,770

Accumulation unit activity
Units outstanding at beginning of year	4,583,391	99,005,892	804,389	50,424,329	23,656
Contract purchase payments	201,329	5,255,361	1,120,464	8,539,579	32,304
Net transfers(1)	(102,266)	2,754,944	(234,511)	457,438	29,645
Transfers for policy loans	(8,535)	(267,848)	(111,769)	861,084	(421)
Policy charges	(130,400)	(6,474,494)	(145,874)	(5,770,406)	(2,942)
Contract terminations:
Surrender benefits	(248,263)	(5,497,090)	(56)	(6,637,708)	—
Death benefits	—	(175,001)	—	(664,098)	—
Units outstanding at end of year	4,295,256	94,601,764	1,432,643	47,210,218	82,242

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$—	$613	$—	$—	$(1,386,228)
Net realized gain (loss) on sales of investments	3,565	(12)	(186)	23,665	13,002,259
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,226	(775)	(309)	(51,281)	(18,895,239)
Net increase (decrease) in net assets resulting from operations	9,791	(174)	(495)	(27,616)	(7,279,208)

Contract transactions
Contract purchase payments	130,401	11,966	3,692	222,679	10,689,650
Net transfers(1)	400,929	14,735	5,009	(85,898)	(13,520,607)
Transfers for policy loans	2,256	—	—	7,630	(1,390,402)
Policy charges	(28,564)	(1,752)	(701)	(50,837)	(6,842,983)
Contract terminations:
Surrender benefits	(2,109)	—	(10)	(2,411)	(11,851,821)
Death benefits	—	—	—	—	(21,425)
Increase (decrease) from contract transactions	502,913	24,949	7,990	91,163	(22,937,588)
Net assets at beginning of year	196,471	28,040	5,116	1,003,334	225,344,154
Net assets at end of year	$709,175	$52,815	$12,611	$1,066,881	$195,127,358

Accumulation unit activity
Units outstanding at beginning of year	158,984	26,725	5,155	704,008	97,068,330
Contract purchase payments	103,432	11,405	3,687	157,968	4,706,372
Net transfers(1)	318,595	13,984	4,693	(59,605)	(4,749,921)
Transfers for policy loans	1,924	—	—	6,166	(648,055)
Policy charges	(22,655)	(1,665)	(699)	(36,226)	(2,999,014)
Contract terminations:
Surrender benefits	(1,693)	—	—	(1,444)	(5,288,927)
Death benefits	—	—	—	—	(9,022)
Units outstanding at end of year	558,587	50,449	12,836	770,867	88,079,763

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

42	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$1,492	$1,034	$(228,612)	$—	$(177,440)
Net realized gain (loss) on sales of investments	(1,261)	(11,479)	184,607	(900)	(957,084)
Distributions from capital gains	—	27,485	1,180,637	13,393	2,284,005
Net change in unrealized appreciation or depreciation of investments	(1,240)	(125,361)	(5,213,420)	(23,761)	(2,973,561)
Net increase (decrease) in net assets resulting from operations	(1,009)	(108,321)	(4,076,788)	(11,268)	(1,824,080)

Contract transactions
Contract purchase payments	13,908	306,700	2,812,394	38,848	1,471,588
Net transfers(1)	(8,882)	81,467	(1,993,534)	19,480	(2,752,364)
Transfers for policy loans	—	1,795	(253,935)	(290)	1,054
Policy charges	(2,703)	(44,097)	(1,240,325)	(6,106)	(968,197)
Contract terminations:
Surrender benefits	—	(7,072)	(2,622,953)	(65)	(1,612,053)
Death benefits	—	—	(498)	—	(3,755)
Increase (decrease) from contract transactions	2,323	338,793	(3,298,851)	51,867	(3,863,727)
Net assets at beginning of year	83,373	763,248	44,779,646	137,745	29,878,599
Net assets at end of year	$84,687	$993,720	$37,404,007	$178,344	$24,190,792

Accumulation unit activity
Units outstanding at beginning of year	81,827	697,838	21,007,858	145,989	20,659,550
Contract purchase payments	13,486	284,558	1,335,007	41,592	1,020,861
Net transfers(1)	(8,456)	61,602	(14,410)	20,893	(898,672)
Transfers for policy loans	—	1,840	(153,059)	(302)	(14,276)
Policy charges	(2,635)	(40,862)	(584,414)	(6,561)	(673,402)
Contract terminations:
Surrender benefits	—	(5,932)	(1,367,163)	(70)	(1,196,142)
Death benefits	—	—	(237)	—	(2,455)
Units outstanding at end of year	84,222	999,044	20,223,582	201,541	18,895,464

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$40,226	$3,360,513	$691,558	$1,355,191	$3,273
Net realized gain (loss) on sales of investments	(5,682)	359,470	(117,390)	(302,673)	(727)
Distributions from capital gains	—	—	73,177	142,587	819
Net change in unrealized appreciation or depreciation of investments	(47,606)	(4,658,749)	(782,448)	(1,421,822)	(4,583)
Net increase (decrease) in net assets resulting from operations	(13,062)	(938,766)	(135,103)	(226,717)	(1,218)

Contract transactions
Contract purchase payments	172,930	2,729,811	494,982	736,227	59,870
Net transfers(1)	18,747	(2,626,610)	(692,964)	(914,326)	53,074
Transfers for policy loans	(2,057)	(573,777)	(88,460)	(259,248)	(4,159)
Policy charges	(31,322)	(2,083,844)	(247,552)	(522,879)	(17,042)
Contract terminations:
Surrender benefits	(1,180)	(3,827,855)	(352,283)	(931,201)	(494)
Death benefits	—	(18,325)	—	—	—
Increase (decrease) from contract transactions	157,118	(6,400,600)	(886,277)	(1,891,427)	91,249
Net assets at beginning of year	620,718	64,015,186	8,489,806	17,144,033	272,287
Net assets at end of year	$764,774	$56,675,820	$7,468,426	$15,025,889	$362,318

Accumulation unit activity
Units outstanding at beginning of year	539,827	29,828,093	9,086,883	9,497,056	260,819
Contract purchase payments	147,465	1,263,566	506,669	401,663	56,980
Net transfers(1)	16,814	(353,375)	(736,888)	(496,017)	50,062
Transfers for policy loans	(1,714)	(301,531)	(93,373)	(138,532)	(3,950)
Policy charges	(26,807)	(960,656)	(258,841)	(283,600)	(16,206)
Contract terminations:
Surrender benefits	(974)	(1,818,648)	(373,136)	(561,225)	(469)
Death benefits	—	(7,944)	—	—	—
Units outstanding at end of year	674,611	27,649,505	8,131,314	8,419,345	347,236

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

44	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$681,953	$456	$—	$(348,151)	$(406,001)
Net realized gain (loss) on sales of investments	(491,997)	20	21,201	2,976,728	3,161,581
Distributions from capital gains	315,975	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(969,954)	(3,858)	46,418	1,574,047	(2,609,912)
Net increase (decrease) in net assets resulting from operations	(464,023)	(3,382)	67,619	4,202,624	145,668

Contract transactions
Contract purchase payments	5,673,789	39,945	289,394	2,302,340	3,696,718
Net transfers(1)	(3,268,852)	48,345	398,421	5,407,342	4,206,035
Transfers for policy loans	(156,174)	(44)	(5,306)	(143,430)	(229,221)
Policy charges	(5,211,380)	(6,217)	(41,936)	(1,548,969)	(1,838,074)
Contract terminations:
Surrender benefits	(6,092,797)	—	(1,521)	(3,173,858)	(4,307,546)
Death benefits	(27,756)	—	—	(36,068)	(30,433)
Increase (decrease) from contract transactions	(9,083,170)	82,029	639,052	2,807,357	1,497,479
Net assets at beginning of year	107,682,464	67,161	623,464	49,932,842	64,219,468
Net assets at end of year	$98,135,271	$145,808	$1,330,135	$56,942,823	$65,862,615

Accumulation unit activity
Units outstanding at beginning of year	68,032,446	53,987	415,648	37,146,747	32,684,925
Contract purchase payments	3,545,104	30,954	180,139	1,645,885	2,022,173
Net transfers(1)	(412,167)	37,155	249,373	678,379	1,566,979
Transfers for policy loans	(122,772)	(35)	(3,252)	(35,391)	(48,461)
Policy charges	(3,202,159)	(4,852)	(26,131)	(1,070,465)	(963,359)
Contract terminations:
Surrender benefits	(3,910,644)	—	(876)	(1,920,567)	(2,115,188)
Death benefits	(16,309)	—	—	(39,999)	(17,569)
Units outstanding at end of year	63,913,499	117,209	814,901	36,404,589	33,129,500

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$—	$(2,191,434)	$65,478	$(2,561)	$(23,151)
Net realized gain (loss) on sales of investments	27,939	12,859,814	(22,083)	5,329	8,155
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(19,725)	(10,365,552)	(100,902)	(12,469)	(72,385)
Net increase (decrease) in net assets resulting from operations	8,214	302,828	(57,507)	(9,701)	(87,381)

Contract transactions
Contract purchase payments	197,869	15,447,084	123,025	24,562	147,112
Net transfers(1)	12,678	(1,636,439)	1,160,403	325,786	796,739
Transfers for policy loans	(11,161)	(1,137,525)	(891)	(21,034)	(18,499)
Policy charges	(33,214)	(17,422,001)	(29,165)	(10,645)	(107,514)
Contract terminations:
Surrender benefits	(52)	(17,963,828)	(179,009)	(50,132)	(26,770)
Death benefits	—	(145,620)	—	—	—
Increase (decrease) from contract transactions	166,120	(22,858,329)	1,074,363	268,537	791,068
Net assets at beginning of year	907,166	306,432,817	823,843	374,316	2,540,926
Net assets at end of year	$1,081,500	$283,877,316	$1,840,699	$633,152	$3,244,613

Accumulation unit activity
Units outstanding at beginning of year	587,793	194,264,207	865,627	370,996	2,518,850
Contract purchase payments	126,418	9,735,544	125,617	24,121	145,422
Net transfers(1)	11,272	(2,041,983)	1,215,420	325,966	787,455
Transfers for policy loans	(7,769)	(522,535)	(897)	(20,943)	(18,367)
Policy charges	(21,267)	(11,674,061)	(30,528)	(10,624)	(106,752)
Contract terminations:
Surrender benefits	(27)	(11,209,247)	(189,542)	(50,413)	(26,343)
Death benefits	—	(102,578)	—	—	—
Units outstanding at end of year	696,420	178,449,347	1,985,697	639,103	3,300,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

46	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(163,804)	$(139,542)	$—	$(90,801)	$—
Net realized gain (loss) on sales of investments	12,171	26,940	5,065	699,971	35,666
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,181,262)	(632,617)	(4,052)	74,101	(78,046)
Net increase (decrease) in net assets resulting from operations	(1,332,895)	(745,219)	1,013	683,271	(42,380)

Contract transactions
Contract purchase payments	2,575,947	1,199,945	75,576	783,167	210,521
Net transfers(1)	10,170,167	7,340,814	536,086	1,673,765	(204,351)
Transfers for policy loans	29,751	(53,921)	(2,221)	(153,333)	(772)
Policy charges	(421,853)	(497,186)	(17,745)	(510,354)	(48,285)
Contract terminations:
Surrender benefits	(572,042)	(938,968)	(1,166)	(950,142)	(13,749)
Death benefits	—	—	—	(859)	—
Increase (decrease) from contract transactions	11,781,970	7,050,684	590,530	842,244	(56,636)
Net assets at beginning of year	19,221,536	16,468,851	168,056	14,452,939	1,018,290
Net assets at end of year	$29,670,611	$22,774,316	$759,599	$15,978,454	$919,274

Accumulation unit activity
Units outstanding at beginning of year	19,054,677	16,303,124	119,130	6,278,728	617,369
Contract purchase payments	2,566,888	1,193,584	50,666	324,003	129,889
Net transfers(1)	9,966,631	7,245,251	355,332	642,701	(121,380)
Transfers for policy loans	13,283	(50,426)	(1,410)	(66,683)	(424)
Policy charges	(419,958)	(493,220)	(11,893)	(212,302)	(29,722)
Contract terminations:
Surrender benefits	(579,774)	(916,975)	(818)	(378,998)	(8,470)
Death benefits	—	—	—	(428)	—
Units outstanding at end of year	30,601,747	23,281,338	511,007	6,587,021	587,262

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(113,286)	$4,429	$123,973	$—	$(85,266)
Net realized gain (loss) on sales of investments	1,064,081	(240)	2,904,488	20,703	1,296,423
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,802,693)	(20,297)	405,234	(62,142)	(1,868,390)
Net increase (decrease) in net assets resulting from operations	(851,898)	(16,108)	3,433,695	(41,439)	(657,233)

Contract transactions
Contract purchase payments	774,834	172,455	4,229,309	170,261	556,426
Net transfers(1)	(470,202)	661,911	(481,568)	(208,180)	(3,195,229)
Transfers for policy loans	(222,494)	(1,504)	(293,840)	227	(214,828)
Policy charges	(339,365)	(16,245)	(4,182,554)	(30,895)	(276,696)
Contract terminations:
Surrender benefits	(770,357)	(1,680)	(5,102,349)	(12)	(571,648)
Death benefits	(958)	—	(60,583)	—	—
Increase (decrease) from contract transactions	(1,028,542)	814,937	(5,891,585)	(68,599)	(3,701,975)
Net assets at beginning of year	16,163,972	207,207	77,832,029	826,193	14,473,829
Net assets at end of year	$14,283,532	$1,006,036	$75,374,139	$716,155	$10,114,621

Accumulation unit activity
Units outstanding at beginning of year	7,433,822	170,471	65,469,309	503,694	6,745,871
Contract purchase payments	373,666	131,743	3,330,607	105,694	277,238
Net transfers(1)	(269,060)	501,325	(1,168,230)	(129,864)	(1,540,019)
Transfers for policy loans	(107,548)	(1,149)	(219,757)	134	(84,456)
Policy charges	(160,635)	(12,453)	(3,412,413)	(19,222)	(136,243)
Contract terminations:
Surrender benefits	(334,493)	(1,291)	(3,941,418)	(75)	(272,319)
Death benefits	(523)	—	(48,441)	—	—
Units outstanding at end of year	6,935,229	788,646	60,009,657	460,361	4,990,072

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

48	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$—	$(115,780)	$104,759	$—	$1,984
Net realized gain (loss) on sales of investments	6,778	1,599,907	(14,621)	7,824	84
Distributions from capital gains	—	—	35,600	—	167
Net change in unrealized appreciation or depreciation of investments	(22,320)	(2,103,758)	(133,684)	(44,212)	(1,675)
Net increase (decrease) in net assets resulting from operations	(15,542)	(619,631)	(7,946)	(36,388)	560

Contract transactions
Contract purchase payments	84,586	833,745	108,413	137,968	56,248
Net transfers(1)	86,822	(1,280,771)	73,655	(33,520)	3,873
Transfers for policy loans	(882)	(179,543)	(4,139)	(3,857)	(1,169)
Policy charges	(18,543)	(594,517)	(39,575)	(27,226)	(4,818)
Contract terminations:
Surrender benefits	(1,375)	(1,399,695)	(394)	(2,827)	(39)
Death benefits	—	(22,411)	—	—	—
Increase (decrease) from contract transactions	150,608	(2,643,192)	137,960	70,538	54,095
Net assets at beginning of year	227,202	20,178,346	262,495	510,695	50,104
Net assets at end of year	$362,268	$16,915,523	$392,509	$544,845	$104,759

Accumulation unit activity
Units outstanding at beginning of year	134,867	7,369,366	245,129	347,983	48,196
Contract purchase payments	49,162	296,426	101,068	95,023	53,382
Net transfers(1)	50,316	(522,291)	68,203	(22,583)	3,716
Transfers for policy loans	(491)	(49,493)	(3,765)	(2,544)	(1,108)
Policy charges	(10,787)	(213,791)	(36,622)	(18,616)	(4,569)
Contract terminations:
Surrender benefits	(713)	(517,308)	(261)	(1,836)	(37)
Death benefits	—	(8,825)	—	—	—
Units outstanding at end of year	222,354	6,354,084	373,752	397,427	99,580

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$579,621	$(51,662)	$21,555	$667,914	$139,460
Net realized gain (loss) on sales of investments	136,168	(1,230,310)	(14,511)	(110,201)	3,900,026
Distributions from capital gains	60,204	—	2,155	—	8,358,057
Net change in unrealized appreciation or depreciation of investments	(606,248)	(951,483)	(88,723)	(914,304)	(12,538,965)
Net increase (decrease) in net assets resulting from operations	169,745	(2,233,455)	(79,524)	(356,591)	(141,422)

Contract transactions
Contract purchase payments	1,755,976	542,660	114,171	1,201,618	4,689,986
Net transfers(1)	(1,359,716)	(73,591)	201,572	(2,236,467)	(1,387,678)
Transfers for policy loans	(122,911)	(19,275)	(12,698)	(306,895)	(742,871)
Policy charges	(1,507,601)	(200,520)	(22,194)	(591,655)	(2,259,456)
Contract terminations:
Surrender benefits	(1,624,353)	(454,828)	(13,017)	(1,497,979)	(4,242,491)
Death benefits	(3,171)	(286)	—	(37,548)	(35,862)
Increase (decrease) from contract transactions	(2,861,776)	(205,840)	267,834	(3,468,926)	(3,978,372)
Net assets at beginning of year	27,255,860	8,892,403	890,791	27,075,186	93,256,751
Net assets at end of year	$24,563,829	$6,453,108	$1,079,101	$23,249,669	$89,136,957

Accumulation unit activity
Units outstanding at beginning of year	22,311,182	12,203,604	883,529	19,659,953	49,980,284
Contract purchase payments	1,432,869	867,647	112,714	907,532	2,633,821
Net transfers(1)	(805,840)	(358,951)	210,080	(1,694,068)	(1,897,872)
Transfers for policy loans	(105,358)	(38,173)	(13,638)	(210,976)	(364,760)
Policy charges	(1,205,572)	(311,073)	(22,151)	(433,514)	(1,226,343)
Contract terminations:
Surrender benefits	(1,329,048)	(662,517)	(13,270)	(1,084,271)	(2,132,785)
Death benefits	(2,302)	(622)	—	(30,845)	(14,593)
Units outstanding at end of year	20,295,931	11,699,915	1,157,264	17,113,811	46,977,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

50	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$735,098	$398,416	$(239,176)	$(301,179)	$134,375
Net realized gain (loss) on sales of investments	2,061,133	1,976,064	1,961,083	1,955,632	343,968
Distributions from capital gains	2,709,446	1,595,278	13,923,548	9,174,507	19,677
Net change in unrealized appreciation or depreciation of investments	(7,007,701)	(4,919,944)	(17,640,549)	(12,359,705)	37,323
Net increase (decrease) in net assets resulting from operations	(1,502,024)	(950,186)	(1,995,094)	(1,530,745)	535,343

Contract transactions
Contract purchase payments	1,854,478	1,770,191	3,600,725	4,595,287	810,648
Net transfers(1)	(2,086,814)	(639,688)	(4,126,275)	(2,779,785)	461,738
Transfers for policy loans	(351,050)	(547,187)	(781,507)	(610,094)	(77,569)
Policy charges	(1,688,837)	(870,317)	(3,533,186)	(2,067,199)	(614,239)
Contract terminations:
Surrender benefits	(2,805,033)	(1,705,884)	(6,751,195)	(4,239,809)	(1,091,171)
Death benefits	(1,719)	(354)	(25,966)	(23,598)	—
Increase (decrease) from contract transactions	(5,078,975)	(1,993,239)	(11,617,404)	(5,125,198)	(510,593)
Net assets at beginning of year	55,979,580	32,465,924	118,840,904	76,918,656	18,882,666
Net assets at end of year	$49,398,581	$29,522,499	$105,228,406	$70,262,713	$18,907,416

Accumulation unit activity
Units outstanding at beginning of year	23,991,727	19,195,603	39,106,078	36,082,300	11,700,978
Contract purchase payments	792,318	1,074,389	1,161,020	2,180,443	473,329
Net transfers(1)	(1,132,328)	776,990	(1,173,259)	3,618,247	134,266
Transfers for policy loans	(139,246)	(325,025)	(256,672)	(349,397)	(28,423)
Policy charges	(757,757)	(531,976)	(1,105,658)	(1,008,382)	(377,603)
Contract terminations:
Surrender benefits	(1,223,354)	(1,050,518)	(2,189,288)	(2,273,890)	(654,917)
Death benefits	(963)	(253)	(8,180)	(16,910)	—
Units outstanding at end of year	21,530,397	19,139,210	35,534,041	38,232,411	11,247,630

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$73,423	$7,541	$1,346,314	$139,820	$530,054
Net realized gain (loss) on sales of investments	278,340	(136)	(1,114,353)	(97,374)	864,371
Distributions from capital gains	15,021	646	—	—	1,498,940
Net change in unrealized appreciation or depreciation of investments	32,425	(15,242)	(287,183)	(297,900)	(4,100,816)
Net increase (decrease) in net assets resulting from operations	399,209	(7,191)	(55,222)	(255,454)	(1,207,451)

Contract transactions
Contract purchase payments	1,023,417	70,181	2,899,522	247,005	1,339,696
Net transfers(1)	201,221	126,709	(1,227,887)	301,208	(666,640)
Transfers for policy loans	(258,889)	(413)	(398,038)	(18,705)	(32,695)
Policy charges	(406,966)	(14,150)	(1,679,159)	(118,146)	(634,752)
Contract terminations:
Surrender benefits	(951,178)	(1,934)	(3,361,679)	(105,955)	(1,032,335)
Death benefits	(347)	—	(317)	—	(6,366)
Increase (decrease) from contract transactions	(392,742)	180,393	(3,767,558)	305,407	(1,033,092)
Net assets at beginning of year	14,572,713	109,093	53,028,344	2,663,081	22,430,041
Net assets at end of year	$14,579,180	$282,295	$49,205,564	$2,713,034	$20,189,498

Accumulation unit activity
Units outstanding at beginning of year	9,888,358	104,227	22,858,510	2,737,809	11,304,549
Contract purchase payments	666,723	66,445	1,250,114	246,882	695,781
Net transfers(1)	668,947	120,002	222,171	292,264	(297,648)
Transfers for policy loans	(165,150)	(381)	(181,565)	(20,035)	(22,690)
Policy charges	(268,898)	(13,436)	(719,229)	(123,065)	(325,643)
Contract terminations:
Surrender benefits	(673,979)	(1,834)	(1,510,662)	(113,532)	(516,105)
Death benefits	(278)	—	(129)	—	(3,079)
Units outstanding at end of year	10,115,723	275,023	21,919,210	3,020,323	10,835,165

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

52	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$1,919	$163,225	$(253,783)	$10,017	$(15,696)
Net realized gain (loss) on sales of investments	1,473,055	(49,513)	2,206,261	(3,102)	77,451
Distributions from capital gains	5,271,178	11,512	7,216,001	997	666,243
Net change in unrealized appreciation or depreciation of investments	(9,615,543)	(260,237)	(19,210,738)	(35,986)	(879,286)
Net increase (decrease) in net assets resulting from operations	(2,869,391)	(135,013)	(10,042,259)	(28,074)	(151,288)

Contract transactions
Contract purchase payments	1,859,677	136,413	4,566,189	31,104	188,760
Net transfers(1)	(1,865,278)	1,526,735	(3,982,429)	439,618	35,153
Transfers for policy loans	(385,638)	(27,165)	(772,671)	(13,950)	(15,149)
Policy charges	(1,098,362)	(51,186)	(3,099,686)	(10,364)	(162,037)
Contract terminations:
Surrender benefits	(2,219,870)	(37,825)	(6,294,922)	(1,346)	(331,014)
Death benefits	—	—	(26,917)	—	—
Increase (decrease) from contract transactions	(3,709,471)	1,546,972	(9,610,436)	445,062	(284,287)
Net assets at beginning of year	38,945,628	1,463,786	110,264,357	237,714	5,564,681
Net assets at end of year	$32,366,766	$2,875,745	$90,611,662	$654,702	$5,129,106

Accumulation unit activity
Units outstanding at beginning of year	12,985,694	1,473,546	33,501,325	245,404	1,968,907
Contract purchase payments	667,989	137,977	1,414,078	32,502	64,883
Net transfers(1)	137,583	1,549,889	629,161	464,313	(8,890)
Transfers for policy loans	(135,915)	(27,337)	(276,467)	(14,431)	(5,512)
Policy charges	(385,249)	(52,318)	(956,989)	(10,894)	(57,130)
Contract terminations:
Surrender benefits	(796,553)	(39,130)	(2,076,502)	(1,437)	(109,815)
Death benefits	—	—	(6,280)	—	—
Units outstanding at end of year	12,473,549	3,042,627	32,228,326	715,457	1,852,443

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$314,315	$(59,220)	$(65,788)	$84,569	$110,866
Net realized gain (loss) on sales of investments	2,364,407	493,298	815,068	(42,211)	648,200
Distributions from capital gains	2,702,368	55,885	54,989	220,323	30,151
Net change in unrealized appreciation or depreciation of investments	(5,735,023)	(32,802)	(396,161)	(408,064)	(1,511,969)
Net increase (decrease) in net assets resulting from operations	(353,933)	457,161	408,108	(145,383)	(722,752)

Contract transactions
Contract purchase payments	1,941,209	447,134	600,944	147,674	477,612
Net transfers(1)	(916,612)	(348,976)	(266,759)	1,305,067	(872,208)
Transfers for policy loans	(647,162)	(62,801)	(92,853)	(785)	(85,793)
Policy charges	(1,281,095)	(369,631)	(290,055)	(32,516)	(210,753)
Contract terminations:
Surrender benefits	(2,290,855)	(609,758)	(672,425)	(120,558)	(323,438)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(3,194,515)	(944,032)	(721,148)	1,298,882	(1,014,580)
Net assets at beginning of year	46,468,989	10,879,423	10,198,964	1,231,091	11,365,778
Net assets at end of year	$42,920,541	$10,392,552	$9,885,924	$2,384,590	$9,628,446

Accumulation unit activity
Units outstanding at beginning of year	23,319,239	7,454,084	7,031,157	1,223,199	6,341,016
Contract purchase payments	982,874	297,778	404,065	145,760	289,917
Net transfers(1)	(1,364,959)	(236,690)	(219,248)	1,281,480	(779,173)
Transfers for policy loans	(350,864)	(41,598)	(61,812)	(1,155)	(45,686)
Policy charges	(646,973)	(246,798)	(194,431)	(32,507)	(122,414)
Contract terminations:
Surrender benefits	(1,119,874)	(409,169)	(445,687)	(122,911)	(170,263)
Death benefits	—	—	—	—	—
Units outstanding at end of year	20,819,443	6,817,607	6,514,044	2,493,866	5,513,397

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

54	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$491,614	$110,472	$170,159	$(46,466)	$(26,175)
Net realized gain (loss) on sales of investments	5,249,478	564,950	703,863	339,450	299,229
Distributions from capital gains	12,476,423	—	—	595,454	304,289
Net change in unrealized appreciation or depreciation of investments	(26,035,134)	(533,699)	(1,727,556)	(838,030)	(565,310)
Net increase (decrease) in net assets resulting from operations	(7,817,619)	141,723	(853,534)	50,408	12,033

Contract transactions
Contract purchase payments	5,467,906	454,472	1,286,522	312,354	226,534
Net transfers(1)	(4,369,115)	1,648,405	1,074,165	378,484	161,004
Transfers for policy loans	(402,448)	(135,484)	(275,657)	(78,131)	(45,979)
Policy charges	(6,205,788)	(259,572)	(542,513)	(260,779)	(114,739)
Contract terminations:
Surrender benefits	(7,607,788)	(594,474)	(1,281,221)	(553,466)	(242,989)
Death benefits	(107,667)	(35,818)	(17,038)	(9,446)	—
Increase (decrease) from contract transactions	(13,224,900)	1,077,529	244,258	(210,984)	(16,169)
Net assets at beginning of year	131,659,611	10,204,917	24,697,060	7,567,557	3,740,372
Net assets at end of year	$110,617,092	$11,424,169	$24,087,784	$7,406,981	$3,736,236

Accumulation unit activity
Units outstanding at beginning of year	50,012,727	6,484,238	16,739,404	5,282,885	2,614,164
Contract purchase payments	2,114,120	284,030	916,275	209,868	152,230
Net transfers(1)	(1,695,536)	1,032,710	215,283	241,647	88,475
Transfers for policy loans	(160,895)	(84,917)	(186,199)	(51,232)	(31,281)
Policy charges	(2,366,342)	(161,988)	(362,815)	(174,966)	(76,760)
Contract terminations:
Surrender benefits	(2,916,147)	(374,643)	(774,268)	(366,807)	(160,641)
Death benefits	(43,320)	(22,776)	(15,681)	(6,085)	—
Units outstanding at end of year	44,944,607	7,156,654	16,531,999	5,135,310	2,586,187

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(62,183)	$(6,603)	$(2,495)	$2,804	$1,637
Net realized gain (loss) on sales of investments	247,955	(60,811)	414,064	(295)	(795)
Distributions from capital gains	947,313	455,495	1,290,072	590	9,059
Net change in unrealized appreciation or depreciation of investments	(627,459)	(691,993)	(1,365,931)	(4,079)	(15,660)
Net increase (decrease) in net assets resulting from operations	505,626	(303,912)	335,710	(980)	(5,759)

Contract transactions
Contract purchase payments	548,890	302,115	351,682	38,207	48,250
Net transfers(1)	1,637,828	1,369,869	795,237	99,881	26,878
Transfers for policy loans	(191,327)	(35,496)	(75,188)	(983)	(140)
Policy charges	(225,390)	(104,996)	(325,049)	(3,742)	(15,849)
Contract terminations:
Surrender benefits	(450,593)	(38,211)	(408,216)	—	(9,555)
Death benefits	—	(581)	—	—	—
Increase (decrease) from contract transactions	1,319,408	1,492,700	338,466	133,363	49,584
Net assets at beginning of year	8,185,015	1,767,509	11,060,950	29,756	169,064
Net assets at end of year	$10,010,049	$2,956,297	$11,735,126	$162,139	$212,889

Accumulation unit activity
Units outstanding at beginning of year	4,002,287	1,808,452	4,672,038	28,212	137,358
Contract purchase payments	263,338	308,933	133,339	35,987	39,050
Net transfers(1)	822,712	1,406,673	241,091	94,062	21,476
Transfers for policy loans	(94,104)	(37,804)	(23,668)	(915)	(99)
Policy charges	(108,411)	(110,412)	(132,321)	(3,521)	(12,821)
Contract terminations:
Surrender benefits	(209,869)	(40,323)	(182,429)	—	(7,807)
Death benefits	—	(580)	—	—	—
Units outstanding at end of year	4,675,953	3,334,939	4,708,050	153,825	177,157

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

56	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)
Operations
Investment income (loss) — net	$(90,193)	$(22,961)	$(53,294)	$(7,057)	$(2,715)
Net realized gain (loss) on sales of investments	610,567	488,755	(1,862,081)	(10,831)	(103,493)
Distributions from capital gains	1,990,200	1,913,030	1,275,847	47,915	1,864,917
Net change in unrealized appreciation or depreciation of investments	(1,958,018)	(1,951,256)	(3,135,080)	(58,186)	(2,417,584)
Net increase (decrease) in net assets resulting from operations	552,556	427,568	(3,774,608)	(28,159)	(658,875)

Contract transactions
Contract purchase payments	664,644	479,684	2,584,731	105,208	1,022,988
Net transfers(1)	1,453,714	434,466	(3,414,990)	1,210,175	32,155,122
Transfers for policy loans	(155,392)	(97,540)	(191,379)	70,699	(176,460)
Policy charges	(381,506)	(227,089)	(1,375,963)	(10,957)	(610,669)
Contract terminations:
Surrender benefits	(878,690)	(457,780)	(2,128,569)	(28,821)	(1,105,337)
Death benefits	(1,058)	—	(2,269)	—	(3,318)
Increase (decrease) from contract transactions	701,712	131,741	(4,528,439)	1,346,304	31,282,326
Net assets at beginning of year	14,011,474	10,033,155	45,485,699	754,254	—
Net assets at end of year	$15,265,742	$10,592,464	$37,182,652	$2,072,399	$30,623,451

Accumulation unit activity
Units outstanding at beginning of year	9,232,861	5,721,097	29,545,008	753,062	—
Contract purchase payments	449,058	277,436	1,722,905	101,508	1,030,096
Net transfers(1)	596,235	54,591	(2,320,601)	1,217,234	32,150,816
Transfers for policy loans	(88,109)	(52,639)	(124,167)	62,519	(181,290)
Policy charges	(235,050)	(123,962)	(912,295)	(10,810)	(614,510)
Contract terminations:
Surrender benefits	(525,825)	(240,257)	(1,384,647)	(28,785)	(1,105,056)
Death benefits	(1,146)	—	(1,769)	—	(3,435)
Units outstanding at end of year	9,428,024	5,636,266	26,524,434	2,094,728	31,276,621

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Operations
Investment income (loss) — net	$(132,754)	$900,429	$195,156	$(54,757)	$(2,787)
Net realized gain (loss) on sales of investments	93,687	927,560	501,652	(192,613)	420
Distributions from capital gains	746,836	1,913,163	—	1,416,126	5,173
Net change in unrealized appreciation or depreciation of investments	(1,229,155)	(7,975,231)	(943,236)	(1,684,346)	(35,029)
Net increase (decrease) in net assets resulting from operations	(521,386)	(4,234,079)	(246,428)	(515,590)	(32,223)

Contract transactions
Contract purchase payments	943,077	1,415,352	578,127	515,974	13,576
Net transfers(1)	(1,307,139)	(4,357,069)	(438,297)	(1,475,917)	366,827
Transfers for policy loans	(161,650)	(287,190)	(42,372)	(124,626)	(74,764)
Policy charges	(649,024)	(815,280)	(265,253)	(226,849)	(8,344)
Contract terminations:
Surrender benefits	(1,317,044)	(1,479,490)	(457,878)	(489,476)	(11,687)
Death benefits	(6,270)	(21,807)	(10,373)	(14,949)	—
Increase (decrease) from contract transactions	(2,498,050)	(5,545,484)	(636,046)	(1,815,843)	285,608
Net assets at beginning of year	23,574,143	31,864,081	12,809,906	9,328,470	224,913
Net assets at end of year	$20,554,707	$22,084,518	$11,927,432	$6,997,037	$478,298

Accumulation unit activity
Units outstanding at beginning of year	9,611,133	10,460,884	9,157,629	4,867,283	227,725
Contract purchase payments	384,021	525,317	432,861	298,735	13,677
Net transfers(1)	(664,251)	(765,313)	(693,035)	(842,122)	367,691
Transfers for policy loans	(55,185)	(95,453)	(19,598)	(64,902)	(75,429)
Policy charges	(262,096)	(287,732)	(192,524)	(122,867)	(8,513)
Contract terminations:
Surrender benefits	(516,662)	(586,115)	(292,102)	(251,937)	(11,492)
Death benefits	(3,587)	(5,704)	(9,718)	(10,176)	—
Units outstanding at end of year	8,493,373	9,245,884	8,383,513	3,874,014	513,659

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

58	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$178	$65,170	$2,386,098	$(6,469)	$513,136
Net realized gain (loss) on sales of investments	5,224	237,403	(241,023)	158,043	(717,972)
Distributions from capital gains	5,036	1,056,601	—	2,327,416	—
Net change in unrealized appreciation or depreciation of investments	(10,455)	(1,055,589)	(3,642,143)	(3,598,406)	(1,837,123)
Net increase (decrease) in net assets resulting from operations	(17)	303,585	(1,497,068)	(1,119,416)	(2,041,959)

Contract transactions
Contract purchase payments	18,156	899,388	2,250,208	929,820	1,107,600
Net transfers(1)	(85,921)	2,196,061	(2,561,229)	1,942,928	(6,339,693)
Transfers for policy loans	(5,336)	120,923	25,440	(53,960)	54,077
Policy charges	(6,976)	(383,307)	(1,548,200)	(317,277)	(604,351)
Contract terminations:
Surrender benefits	—	(743,907)	(2,882,389)	(743,749)	(1,265,646)
Death benefits	—	—	(39,845)	(21,522)	(37,142)
Increase (decrease) from contract transactions	(80,077)	2,089,158	(4,756,015)	1,736,240	(7,085,155)
Net assets at beginning of year	148,637	13,900,022	51,959,887	14,647,798	26,695,809
Net assets at end of year	$68,543	$16,292,765	$45,706,804	$15,264,622	$17,568,695

Accumulation unit activity
Units outstanding at beginning of year	95,247	7,405,552	35,154,954	6,209,189	18,729,609
Contract purchase payments	11,595	488,305	1,538,793	427,466	805,672
Net transfers(1)	(54,633)	1,029,747	(1,598,895)	755,095	(4,544,644)
Transfers for policy loans	(3,573)	67,947	16,511	(21,763)	95,240
Policy charges	(4,452)	(197,533)	(1,046,087)	(142,314)	(435,480)
Contract terminations:
Surrender benefits	—	(377,263)	(1,983,074)	(322,784)	(902,249)
Death benefits	—	—	(27,336)	(10,917)	(29,566)
Units outstanding at end of year	44,184	8,416,755	32,054,866	6,893,972	13,718,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$1,608	$47,483	$1,389,475	$547,737	$23,036
Net realized gain (loss) on sales of investments	(773)	(38)	425,693	(77,820)	14,092
Distributions from capital gains	—	13,257	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,421)	(71,871)	(816,818)	(950,798)	(110,004)
Net increase (decrease) in net assets resulting from operations	(586)	(11,169)	998,350	(480,881)	(72,876)

Contract transactions
Contract purchase payments	26,606	31,487	1,049,832	273,533	289,803
Net transfers(1)	(23,651)	848,741	10,046,464	(559,349)	1,014,125
Transfers for policy loans	12,316	(1,974)	(436,149)	(34,012)	(115,651)
Policy charges	(3,754)	(19,303)	(565,962)	(294,591)	(106,467)
Contract terminations:
Surrender benefits	—	(2,200)	(1,228,680)	(390,771)	(245,211)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	11,517	856,751	8,865,505	(1,005,190)	836,599
Net assets at beginning of year	81,807	394,105	16,424,806	8,966,092	4,007,074
Net assets at end of year	$92,738	$1,239,687	$26,288,661	$7,480,021	$4,770,797

Accumulation unit activity
Units outstanding at beginning of year	82,639	383,863	6,177,635	4,259,356	2,428,752
Contract purchase payments	25,966	30,372	367,090	129,777	168,160
Net transfers(1)	(23,806)	827,255	3,559,338	(270,988)	575,412
Transfers for policy loans	12,818	(1,927)	(152,020)	(16,019)	(65,336)
Policy charges	(3,692)	(18,822)	(199,083)	(138,836)	(62,835)
Contract terminations:
Surrender benefits	—	(2,162)	(428,472)	(184,304)	(148,041)
Death benefits	—	—	—	—	—
Units outstanding at end of year	93,925	1,218,579	9,324,488	3,778,986	2,896,112

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

60	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$1,197,367	$94,837	$(217,044)	$981,291	$(3,199)
Net realized gain (loss) on sales of investments	4,162,585	446,505	226,520	244,522	(22,855)
Distributions from capital gains	—	—	2,006,347	—	1,929
Net change in unrealized appreciation or depreciation of investments	(5,909,188)	(589,957)	(7,113,224)	(4,595,395)	(153,918)
Net increase (decrease) in net assets resulting from operations	(549,236)	(48,615)	(5,097,401)	(3,369,582)	(178,043)

Contract transactions
Contract purchase payments	4,343,106	360,873	1,674,593	1,681,582	71,095
Net transfers(1)	(2,128,825)	162,410	(2,617,245)	(1,905,583)	415,793
Transfers for policy loans	(535,932)	(73,369)	(184,687)	(110,726)	(4,812)
Policy charges	(4,719,457)	(242,705)	(1,326,610)	(1,385,870)	(13,819)
Contract terminations:
Surrender benefits	(6,753,875)	(437,333)	(2,280,276)	(2,286,938)	(31,865)
Death benefits	(108,643)	—	(12,031)	(4,542)	—
Increase (decrease) from contract transactions	(9,903,626)	(230,124)	(4,746,256)	(4,012,077)	436,392
Net assets at beginning of year	102,460,715	8,249,577	42,504,159	38,804,489	344,274
Net assets at end of year	$92,007,853	$7,970,838	$32,660,502	$31,422,830	$602,623

Accumulation unit activity
Units outstanding at beginning of year	39,487,000	4,347,300	16,103,594	16,404,203	448,730
Contract purchase payments	1,645,494	187,435	677,152	727,818	102,040
Net transfers(1)	(808,490)	120,553	(947,618)	(764,966)	569,751
Transfers for policy loans	(201,993)	(38,217)	(76,384)	(52,558)	(6,840)
Policy charges	(1,805,782)	(126,198)	(515,875)	(586,522)	(20,389)
Contract terminations:
Surrender benefits	(2,567,805)	(230,934)	(919,695)	(990,511)	(49,163)
Death benefits	(40,193)	—	(3,598)	(1,697)	—
Units outstanding at end of year	35,708,231	4,259,939	14,317,576	14,735,767	1,044,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
Operations
Investment income (loss) — net	$(1,003,644)	$(2,446,837)	$607	$29,224	$32,294
Net realized gain (loss) on sales of investments	3,694,341	15,397,529	9	17	923
Distributions from capital gains	—	—	134	—	7,675
Net change in unrealized appreciation or depreciation of investments	(5,282,077)	(17,732,729)	(964)	(36,797)	(42,398)
Net increase (decrease) in net assets resulting from operations	(2,591,380)	(4,782,037)	(214)	(7,556)	(1,506)

Contract transactions
Contract purchase payments	20,408,728	22,244,082	17,443	26,771	24,474
Net transfers(1)	12,555,047	(6,430,306)	12,456	237,148	(18,345)
Transfers for policy loans	(1,087,586)	(4,426,334)	(656)	—	940
Policy charges	(4,001,591)	(6,547,261)	(4,553)	(8,243)	(6,797)
Contract terminations:
Surrender benefits	(6,347,479)	(15,872,203)	—	(3)	—
Death benefits	(54,789)	—	—	—	—
Increase (decrease) from contract transactions	21,472,330	(11,032,022)	24,690	255,673	272
Net assets at beginning of year	162,902,794	347,034,889	26,916	22,515	108,977
Net assets at end of year	$181,783,744	$331,220,830	$51,392	$270,632	$107,743

Accumulation unit activity
Units outstanding at beginning of year	109,300,965	228,768,725	25,982	19,088	105,156
Contract purchase payments	14,149,952	14,498,140	16,764	21,979	23,555
Net transfers(1)	8,958,265	(3,156,950)	11,965	195,560	(17,457)
Transfers for policy loans	(735,303)	(2,905,098)	(631)	—	979
Policy charges	(2,741,227)	(4,284,687)	(4,372)	(6,835)	(6,538)
Contract terminations:
Surrender benefits	(4,150,624)	(10,431,235)	—	—	—
Death benefits	(35,932)	—	—	—	—
Units outstanding at end of year	124,746,096	222,488,895	49,708	229,792	105,695

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

62	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
Operations
Investment income (loss) — net	$4,253,326	$15,498	$(101,682)	$(165,193)	$9,109
Net realized gain (loss) on sales of investments	(596,378)	(28,960)	412,460	691,892	(1,287)
Distributions from capital gains	1,026,264	93,492	—	—	9,613
Net change in unrealized appreciation or depreciation of investments	(4,910,901)	(112,207)	(412,641)	(687,918)	(71,368)
Net increase (decrease) in net assets resulting from operations	(227,689)	(32,177)	(101,863)	(161,219)	(53,933)

Contract transactions
Contract purchase payments	490,877	323,023	729,276	1,242,090	162,050
Net transfers(1)	(688,167)	213,814	375,373	711,033	144,550
Transfers for policy loans	(20,952)	(8,791)	(183,850)	(49,832)	(390)
Policy charges	(388,011)	(56,428)	(688,735)	(1,087,242)	(17,890)
Contract terminations:
Surrender benefits	(744,761)	(2,511)	(950,613)	(2,057,059)	(48)
Death benefits	—	—	(2,575)	—	—
Increase (decrease) from contract transactions	(1,351,014)	469,107	(721,124)	(1,241,010)	288,272
Net assets at beginning of year	12,389,916	903,227	15,980,389	23,598,721	324,659
Net assets at end of year	$10,811,213	$1,340,157	$15,157,402	$22,196,492	$558,998

Accumulation unit activity
Units outstanding at beginning of year	9,365,692	710,762	13,324,878	19,600,841	265,206
Contract purchase payments	369,168	251,235	607,603	1,027,800	130,865
Net transfers(1)	(430,513)	162,903	335,122	630,109	112,515
Transfers for policy loans	(11,419)	(7,280)	(130,781)	(39,911)	(245)
Policy charges	(292,247)	(43,666)	(569,546)	(898,921)	(14,417)
Contract terminations:
Surrender benefits	(579,614)	(1,783)	(786,766)	(1,720,111)	(8)
Death benefits	—	—	(2,084)	—	—
Units outstanding at end of year	8,421,067	1,072,171	12,778,426	18,599,807	493,916

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$78,442	$—	$9,276	$462	$—
Net realized gain (loss) on sales of investments	(4,310)	3,431	(12,495)	12	752
Distributions from capital gains	—	—	42,376	76	—
Net change in unrealized appreciation or depreciation of investments	(83,208)	6,161	(74,133)	(576)	(24,671)
Net increase (decrease) in net assets resulting from operations	(9,076)	9,592	(34,976)	(26)	(23,919)

Contract transactions
Contract purchase payments	96,474	29,252	227,973	22,313	121,557
Net transfers(1)	37,465	38,423	236,022	4,198	179,687
Transfers for policy loans	19	(5,851)	(335)	51	(4,945)
Policy charges	(15,546)	(8,249)	(31,948)	(1,371)	(18,541)
Contract terminations:
Surrender benefits	(13)	(191)	(1,904)	—	(10,000)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	118,399	53,384	429,808	25,191	267,758
Net assets at beginning of year	393,608	148,016	551,413	13,678	242,908
Net assets at end of year	$502,931	$210,992	$946,245	$38,843	$486,747

Accumulation unit activity
Units outstanding at beginning of year	368,696	105,358	438,327	13,236	170,920
Contract purchase payments	89,143	19,845	178,260	21,373	84,132
Net transfers(1)	35,171	26,099	181,988	4,046	120,904
Transfers for policy loans	36	(4,454)	(189)	48	(3,288)
Policy charges	(14,377)	(5,582)	(25,180)	(1,315)	(12,891)
Contract terminations:
Surrender benefits	—	(139)	(1,476)	—	(6,688)
Death benefits	—	—	—	—	—
Units outstanding at end of year	478,669	141,127	771,730	37,388	353,089

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

64	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(2,188,598)	$(4,880,506)	$(2,799,427)
Net realized gain (loss) on sales of investments	3,471	2,228	7,247,066	25,271,937	7,622,505
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,915	(6,129)	(8,995,385)	(28,361,096)	(11,471,164)
Net increase (decrease) in net assets resulting from operations	5,386	(3,901)	(3,936,917)	(7,969,665)	(6,648,086)

Contract transactions
Contract purchase payments	13,165	145,521	27,625,801	35,738,394	52,377,607
Net transfers(1)	30,909	115,290	(1,174,080)	(18,744,970)	13,929,222
Transfers for policy loans	(256)	(1,880)	(2,617,614)	(3,735,823)	(4,010,871)
Policy charges	(3,783)	(17,445)	(12,077,585)	(23,368,005)	(12,805,753)
Contract terminations:
Surrender benefits	5	(10)	(16,474,141)	(37,980,454)	(18,328,852)
Death benefits	—	—	(98,124)	(351,986)	(2,006)
Increase (decrease) from contract transactions	40,040	241,476	(4,815,743)	(48,442,844)	31,159,347
Net assets at beginning of year	51,582	261,823	333,958,788	704,385,646	443,762,432
Net assets at end of year	$97,008	$499,398	$325,206,128	$647,973,137	$468,273,693

Accumulation unit activity
Units outstanding at beginning of year	35,566	169,890	244,921,612	511,919,245	312,746,791
Contract purchase payments	8,579	93,993	20,626,406	25,834,634	37,922,714
Net transfers(1)	19,117	75,761	(391,632)	(12,877,797)	10,955,665
Transfers for policy loans	(157)	(1,128)	(1,920,207)	(2,722,166)	(2,814,776)
Policy charges	(2,464)	(11,289)	(8,851,595)	(16,865,348)	(9,120,161)
Contract terminations:
Surrender benefits	—	(6)	(11,914,570)	(27,370,783)	(12,688,251)
Death benefits	—	—	(69,566)	(248,984)	(1,387)
Units outstanding at end of year	60,641	327,221	242,400,448	477,668,801	337,000,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Operations
Investment income (loss) — net	$(7,991,548)	$(364,956)	$(603,705)	$67,696	$4,367
Net realized gain (loss) on sales of investments	42,331,984	1,869,212	4,389,463	(35,455)	(554)
Distributions from capital gains	—	—	—	143,920	—
Net change in unrealized appreciation or depreciation of investments	(50,307,949)	(1,918,386)	(4,451,161)	(197,038)	(8,228)
Net increase (decrease) in net assets resulting from operations	(15,967,513)	(414,130)	(665,403)	(20,877)	(4,415)

Contract transactions
Contract purchase payments	68,850,341	3,688,635	4,144,118	248,418	15,228
Net transfers(1)	(21,336,593)	(1,136,506)	(9,032,263)	86,523	118,109
Transfers for policy loans	(8,800,920)	(218,864)	(524,571)	(4,247)	367
Policy charges	(25,776,058)	(2,446,226)	(3,836,350)	(43,589)	(869)
Contract terminations:
Surrender benefits	(55,613,491)	(5,377,101)	(6,846,963)	(5,026)	(18,058)
Death benefits	(321,633)	(152,622)	(2,564)	—	—
Increase (decrease) from contract transactions	(42,998,354)	(5,642,684)	(16,098,593)	282,079	114,777
Net assets at beginning of year	1,122,894,958	56,079,674	94,575,082	899,943	84,589
Net assets at end of year	$1,063,929,091	$50,022,860	$77,811,086	$1,161,145	$194,951

Accumulation unit activity
Units outstanding at beginning of year	775,218,796	43,585,279	73,244,538	704,651	85,135
Contract purchase payments	47,275,988	2,884,913	3,192,958	193,154	15,133
Net transfers(1)	(11,729,629)	(719,151)	(6,845,733)	64,203	118,178
Transfers for policy loans	(5,986,438)	(170,432)	(420,318)	(3,889)	358
Policy charges	(17,671,669)	(1,895,564)	(2,953,944)	(33,913)	(876)
Contract terminations:
Surrender benefits	(38,219,265)	(4,324,712)	(5,279,969)	(4,002)	(18,406)
Death benefits	(220,665)	(118,317)	(1,977)	—	—
Units outstanding at end of year	748,667,118	39,242,016	60,935,555	920,204	199,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

66	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$9,255	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(1,219)	1,189	428	1,253	(1,001)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,714)	(17,888)	4,113	(5,331)	(10,289)
Net increase (decrease) in net assets resulting from operations	(12,678)	(16,699)	4,541	(4,078)	(11,290)

Contract transactions
Contract purchase payments	2,086	50,580	36,128	14,742	53,736
Net transfers(1)	339,380	20,976	42,075	10,192	5,117
Transfers for policy loans	(1,147)	892	164	602	603
Policy charges	(13,281)	(7,481)	(4,795)	(2,777)	(10,141)
Contract terminations:
Surrender benefits	(2,774)	(9,272)	—	(117)	(130)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	324,264	55,695	73,572	22,642	49,185
Net assets at beginning of year	196,375	169,118	65,335	39,555	84,054
Net assets at end of year	$507,961	$208,114	$143,448	$58,119	$121,949

Accumulation unit activity
Units outstanding at beginning of year	197,906	118,420	43,344	27,956	57,855
Contract purchase payments	2,100	36,555	22,960	10,068	38,659
Net transfers(1)	340,257	15,353	26,545	6,924	3,040
Transfers for policy loans	(1,143)	839	105	443	460
Policy charges	(13,396)	(5,444)	(3,053)	(1,923)	(7,246)
Contract terminations:
Surrender benefits	(2,572)	(6,564)	—	(84)	(74)
Death benefits	—	—	—	—	—
Units outstanding at end of year	523,152	159,159	89,901	43,384	92,694

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	67

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(93,493)	$1,614	$2,089	$—	$(38,344)
Net realized gain (loss) on sales of investments	1,455,845	(2,273)	9	6,238	343,794
Distributions from capital gains	—	4,360	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,869,553)	(12,754)	(8,316)	(6,370)	(323,204)
Net increase (decrease) in net assets resulting from operations	(1,507,201)	(9,053)	(6,218)	(132)	(17,754)

Contract transactions
Contract purchase payments	830,931	46,937	21,186	27,942	294,988
Net transfers(1)	(908,508)	126,922	84,503	(12,779)	176,213
Transfers for policy loans	(194,300)	—	—	—	(44,100)
Policy charges	(422,728)	(7,492)	(2,238)	(2,358)	(136,593)
Contract terminations:
Surrender benefits	(863,539)	—	—	529	(326,164)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(1,558,144)	166,367	103,451	13,334	(35,656)
Net assets at beginning of year	16,605,208	95,346	22,225	65,592	5,694,904
Net assets at end of year	$13,539,863	$252,660	$119,458	$78,794	$5,641,494

Accumulation unit activity
Units outstanding at beginning of year	6,919,356	76,945	21,624	45,107	3,618,603
Contract purchase payments	352,944	36,184	20,521	18,898	192,079
Net transfers(1)	(226,412)	97,520	80,742	(8,383)	6,005
Transfers for policy loans	(85,919)	—	—	—	(32,246)
Policy charges	(184,300)	(5,829)	(2,181)	(1,615)	(90,630)
Contract terminations:
Surrender benefits	(364,954)	—	—	—	(201,955)
Death benefits	—	—	—	—	—
Units outstanding at end of year	6,410,715	204,820	120,706	54,007	3,491,856

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

68	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$213	$—	$(29,331)	$115	$719,609
Net realized gain (loss) on sales of investments	52	2,959	235,533	13	465,168
Distributions from capital gains	16	—	—	—	7,831,097
Net change in unrealized appreciation or depreciation of investments	(322)	(15,122)	(288,998)	(440)	(9,403,329)
Net increase (decrease) in net assets resulting from operations	(41)	(12,163)	(82,796)	(312)	(387,455)

Contract transactions
Contract purchase payments	4,327	64,824	248,300	6,911	4,718,542
Net transfers(1)	2,425	437,431	2,235,100	51,738	(1,767,808)
Transfers for policy loans	495	(1,541)	(99,098)	—	(820,311)
Policy charges	(1,926)	(10,213)	(99,506)	(1,522)	(2,468,528)
Contract terminations:
Surrender benefits	—	(29)	(183,985)	—	(4,711,633)
Death benefits	—	—	—	—	(43,096)
Increase (decrease) from contract transactions	5,321	490,472	2,100,811	57,127	(5,092,834)
Net assets at beginning of year	35,510	158,503	3,648,813	12,805	91,114,903
Net assets at end of year	$40,790	$636,812	$5,666,828	$69,620	$85,634,614

Accumulation unit activity
Units outstanding at beginning of year	34,698	100,222	1,587,255	12,729	42,699,098
Contract purchase payments	4,209	39,957	109,056	6,843	2,187,831
Net transfers(1)	2,356	269,535	980,541	51,087	(605,808)
Transfers for policy loans	489	(933)	(41,852)	—	(392,049)
Policy charges	(1,873)	(6,269)	(44,105)	(1,507)	(1,137,600)
Contract terminations:
Surrender benefits	—	(18)	(79,894)	—	(2,163,277)
Death benefits	—	—	—	—	(19,047)
Units outstanding at end of year	39,879	402,494	2,511,001	69,152	40,569,148

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	69

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(637,381)	$30,700	$738,856	$(80,909)	$(96,855)
Net realized gain (loss) on sales of investments	2,783,276	708,114	158,672	1,151,682	376,785
Distributions from capital gains	16,577,270	—	—	1,613,823	1,919,558
Net change in unrealized appreciation or depreciation of investments	(19,638,089)	(701,210)	(831,044)	(3,215,609)	(2,950,473)
Net increase (decrease) in net assets resulting from operations	(914,924)	37,604	66,484	(531,013)	(750,985)

Contract transactions
Contract purchase payments	4,621,295	492,735	976,205	702,071	993,880
Net transfers(1)	(3,524,624)	(106,472)	2,778,310	(1,364,940)	2,906,281
Transfers for policy loans	(983,521)	(77,042)	68,215	(208,164)	(266,219)
Policy charges	(2,767,479)	(219,142)	(717,703)	(395,702)	(393,076)
Contract terminations:
Surrender benefits	(5,698,003)	(438,793)	(1,358,805)	(639,448)	(667,711)
Death benefits	(2,709)	—	—	—	(16,855)
Increase (decrease) from contract transactions	(8,355,041)	(348,714)	1,746,222	(1,906,183)	2,556,300
Net assets at beginning of year	103,544,206	8,151,480	19,766,743	16,472,107	14,055,937
Net assets at end of year	$94,274,241	$7,840,370	$21,579,449	$14,034,911	$15,861,252

Accumulation unit activity
Units outstanding at beginning of year	35,499,504	4,558,252	12,126,649	6,488,832	5,306,159
Contract purchase payments	1,559,567	270,378	558,829	284,456	428,242
Net transfers(1)	58,872	369,060	1,574,741	(458,273)	1,175,572
Transfers for policy loans	(370,530)	(34,496)	41,123	(83,541)	(95,757)
Policy charges	(929,767)	(122,483)	(411,495)	(159,106)	(151,837)
Contract terminations:
Surrender benefits	(1,944,304)	(273,566)	(768,332)	(242,541)	(235,508)
Death benefits	(867)	—	—	—	(4,508)
Units outstanding at end of year	33,872,475	4,767,145	13,121,515	5,829,827	6,422,363

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

70	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$1,860
Net realized gain (loss) on sales of investments	(581)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(2,998)
Net increase (decrease) in net assets resulting from operations	(1,719)

Contract transactions
Contract purchase payments	7,692
Net transfers(1)	8,292
Transfers for policy loans	—
Policy charges	(886)
Contract terminations:
Surrender benefits	—
Death benefits	—
Increase (decrease) from contract transactions	15,098
Net assets at beginning of year	17,610
Net assets at end of year	$30,989

Accumulation unit activity
Units outstanding at beginning of year	17,427
Contract purchase payments	7,590
Net transfers(1)	8,513
Transfers for policy loans	—
Policy charges	(879)
Contract terminations:
Surrender benefits	—
Death benefits	—
Units outstanding at end of year	32,651

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	71

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$800	$91,407	$1,278,665	$(30,985)	$(1,745)
Net realized gain (loss) on sales of investments	(22,386)	1,811,411	(394,626)	305,403	(7,987)
Distributions from capital gains	18,611	—	—	—	18,613
Net change in unrealized appreciation or depreciation of investments	11,221	91,763	(4,340,579)	303,431	(117,668)
Net increase (decrease) in net assets resulting from operations	8,246	1,994,581	(3,456,540)	577,849	(108,787)

Contract transactions
Contract purchase payments	9,346	1,478,837	3,819,596	202,094	137,522
Net transfers(1)	565,156	(29,184)	(128,381)	842,758	3,287,165
Transfers for policy loans	(95,549)	(358,697)	(428,173)	(41,165)	(26,744)
Policy charges	(985)	(604,582)	(1,500,632)	(99,443)	(23,124)
Contract terminations:
Surrender benefits	(302)	(1,503,831)	(3,356,893)	(259,562)	(38,704)
Death benefits	—	—	(10,405)	—	—
Increase (decrease) from contract transactions	477,666	(1,017,457)	(1,604,888)	644,682	3,336,115
Net assets at beginning of year	76	23,933,134	49,997,860	3,892,621	5,120
Net assets at end of year	$485,988	$24,910,258	$44,936,432	$5,115,152	$3,232,448

Accumulation unit activity
Units outstanding at beginning of year	—	12,845,996	29,802,308	2,444,317	4,668
Contract purchase payments	8,621	778,720	2,315,059	129,404	125,647
Net transfers(1)	569,873	(353,938)	(31,285)	431,114	3,173,899
Transfers for policy loans	(95,850)	(176,416)	(251,859)	(26,196)	(24,514)
Policy charges	(937)	(313,980)	(904,429)	(62,288)	(22,137)
Contract terminations:
Surrender benefits	—	(815,798)	(2,035,512)	(156,512)	(36,355)
Death benefits	—	—	(6,531)	—	—
Units outstanding at end of year	481,707	11,964,584	28,887,751	2,759,839	3,221,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

72	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$169,547	$70,596	$574,445	$190,120	$29,625
Net realized gain (loss) on sales of investments	416,720	645,714	2,161,727	2,018,981	505
Distributions from capital gains	—	—	—	—	114,471
Net change in unrealized appreciation or depreciation of investments	(1,540,170)	(1,327,384)	4,446,992	1,166,054	(146,534)
Net increase (decrease) in net assets resulting from operations	(953,903)	(611,074)	7,183,164	3,375,155	(1,933)

Contract transactions
Contract purchase payments	618,744	677,916	2,210,494	1,818,866	243,310
Net transfers(1)	99,539	63,789	(1,546,023)	(1,038,893)	1,061,883
Transfers for policy loans	(66,192)	(93,225)	(452,504)	(341,164)	(40,352)
Policy charges	(410,565)	(277,678)	(1,976,562)	(774,631)	(29,182)
Contract terminations:
Surrender benefits	(907,126)	(570,669)	(3,652,880)	(1,730,570)	(1,365)
Death benefits	(4,375)	—	(27,700)	(17,295)	—
Increase (decrease) from contract transactions	(669,975)	(199,867)	(5,445,175)	(2,083,687)	1,234,294
Net assets at beginning of year	16,286,133	9,533,591	60,881,167	29,107,303	202,781
Net assets at end of year	$14,662,255	$8,722,650	$62,619,156	$30,398,771	$1,435,142

Accumulation unit activity
Units outstanding at beginning of year	9,611,812	5,391,062	26,850,624	15,792,926	171,378
Contract purchase payments	370,114	400,741	928,036	994,587	206,511
Net transfers(1)	(17,179)	688,989	(630,201)	1,225,160	1,035,366
Transfers for policy loans	(38,155)	(59,788)	(189,304)	(188,147)	(40,087)
Policy charges	(259,537)	(166,040)	(821,048)	(422,717)	(25,203)
Contract terminations:
Surrender benefits	(516,055)	(378,182)	(1,538,306)	(994,691)	(1,174)
Death benefits	(2,813)	—	(12,020)	(8,238)	—
Units outstanding at end of year	9,148,187	5,876,782	24,587,781	16,398,880	1,346,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	73

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$71,867	$(1,348,730)	$76	$(373,465)	$—
Net realized gain (loss) on sales of investments	174,032	6,048,456	—	2,729	(49)
Distributions from capital gains	545,816	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(133,217)	10,062,486	—	(2,728)	(5,155)
Net increase (decrease) in net assets resulting from operations	658,498	14,762,212	76	(373,464)	(5,204)

Contract transactions
Contract purchase payments	433,614	9,106,531	505,577	9,683,853	3,181
Net transfers(1)	317,985	1,923,007	1,500	(3,464,160)	21,140
Transfers for policy loans	(31,739)	(223,188)	1,914	352,765	—
Policy charges	(229,740)	(11,243,566)	(95,694)	(6,618,407)	(730)
Contract terminations:
Surrender benefits	(433,160)	(9,873,276)	(87)	(6,738,088)	(77)
Death benefits	—	(188,637)	—	(1,015,559)	—
Increase (decrease) from contract transactions	56,960	(10,499,129)	413,210	(7,799,596)	23,514
Net assets at beginning of year	7,427,712	164,893,013	393,322	60,526,366	92
Net assets at end of year	$8,143,170	$169,156,096	$806,608	$52,353,306	$18,402

Accumulation unit activity
Units outstanding at beginning of year	4,601,444	106,368,321	391,208	57,235,369	19
Contract purchase payments	261,951	5,729,923	505,530	9,128,695	3,224
Net transfers(1)	117,390	356,240	1,509	(2,558,911)	21,210
Transfers for policy loans	(18,542)	(120,114)	1,914	348,941	—
Policy charges	(138,186)	(7,123,996)	(95,685)	(6,254,645)	(797)
Contract terminations:
Surrender benefits	(240,666)	(6,097,150)	(87)	(6,538,454)	—
Death benefits	—	(107,332)	—	(936,666)	—
Units outstanding at end of year	4,583,391	99,005,892	804,389	50,424,329	23,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

74	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$—	$32	$—	$—	$(1,605,203)
Net realized gain (loss) on sales of investments	881	1	(1)	10,811	12,476,047
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,386	148	111	52,872	8,816,845
Net increase (decrease) in net assets resulting from operations	12,267	181	110	63,683	19,687,689

Contract transactions
Contract purchase payments	70,015	7,006	2,249	221,414	12,004,349
Net transfers(1)	114,685	21,226	2,343	222,733	(7,372,676)
Transfers for policy loans	(2,429)	—	—	—	(2,216,700)
Policy charges	(7,139)	(396)	(179)	(36,553)	(7,164,978)
Contract terminations:
Surrender benefits	(11)	(77)	—	—	(12,370,471)
Death benefits	—	—	—	—	(77,181)
Increase (decrease) from contract transactions	175,121	27,759	4,413	407,594	(17,197,657)
Net assets at beginning of year	9,083	100	593	532,057	222,854,122
Net assets at end of year	$196,471	$28,040	$5,116	$1,003,334	$225,344,154

Accumulation unit activity
Units outstanding at beginning of year	8,283	26	577	409,883	103,365,208
Contract purchase payments	60,054	6,760	2,344	160,804	5,370,786
Net transfers(1)	98,651	20,320	2,420	160,057	(1,832,576)
Transfers for policy loans	(1,985)	—	—	—	(991,013)
Policy charges	(6,019)	(381)	(186)	(26,736)	(3,190,460)
Contract terminations:
Surrender benefits	—	—	—	—	(5,620,452)
Death benefits	—	—	—	—	(33,163)
Units outstanding at end of year	158,984	26,725	5,155	704,008	97,068,330

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	75

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$1,923	$984	$(225,186)	$—	$(225,857)
Net realized gain (loss) on sales of investments	2	(229)	792,194	(1,276)	(391,819)
Distributions from capital gains	133	1,671	146,710	5,888	1,333,242
Net change in unrealized appreciation or depreciation of investments	(4,690)	(28,016)	(2,067,451)	(4,424)	(603,034)
Net increase (decrease) in net assets resulting from operations	(2,632)	(25,590)	(1,353,733)	188	112,532

Contract transactions
Contract purchase payments	3,394	209,149	3,167,884	32,151	1,662,577
Net transfers(1)	78,055	209,866	(1,170,228)	(7,260)	(2,092,336)
Transfers for policy loans	—	(2,075)	(359,891)	(925)	(195,019)
Policy charges	(839)	(30,419)	(1,371,358)	(5,181)	(1,074,404)
Contract terminations:
Surrender benefits	(73)	(730)	(2,476,687)	(57)	(1,738,628)
Death benefits	—	—	(15,000)	—	(14,378)
Increase (decrease) from contract transactions	80,537	385,791	(2,225,280)	18,728	(3,452,188)
Net assets at beginning of year	5,468	403,047	48,358,659	118,829	33,218,255
Net assets at end of year	$83,373	$763,248	$44,779,646	$137,745	$29,878,599

Accumulation unit activity
Units outstanding at beginning of year	5,370	359,644	20,895,105	126,696	21,614,712
Contract purchase payments	3,258	185,193	1,361,242	33,167	1,032,470
Net transfers(1)	73,997	182,088	649,314	(7,502)	(16,235)
Transfers for policy loans	—	(1,759)	(155,791)	(952)	(134,099)
Policy charges	(798)	(26,730)	(590,869)	(5,358)	(681,250)
Contract terminations:
Surrender benefits	—	(598)	(1,145,013)	(62)	(1,147,539)
Death benefits	—	—	(6,130)	—	(8,509)
Units outstanding at end of year	81,827	697,838	21,007,858	145,989	20,659,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

76	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$29,515	$3,672,952	$(60,626)	$(131,317)	$5,174
Net realized gain (loss) on sales of investments	(1,101)	1,025,897	(85,812)	(279,977)	(643)
Distributions from capital gains	—	—	—	—	992
Net change in unrealized appreciation or depreciation of investments	(22,980)	(2,817,505)	382,219	956,418	4,368
Net increase (decrease) in net assets resulting from operations	5,434	1,881,344	235,781	545,124	9,891

Contract transactions
Contract purchase payments	184,995	3,205,144	510,362	815,062	44,794
Net transfers(1)	295,991	506,972	183,060	(821,610)	64,003
Transfers for policy loans	(2,976)	(617,465)	(110,733)	(93,146)	(5,723)
Policy charges	(20,375)	(2,253,806)	(239,978)	(594,355)	(13,454)
Contract terminations:
Surrender benefits	(1,394)	(3,242,724)	(344,225)	(981,598)	(698)
Death benefits	—	(28,490)	(214)	(1,596)	—
Increase (decrease) from contract transactions	456,241	(2,430,369)	(1,728)	(1,677,243)	88,922
Net assets at beginning of year	159,043	64,564,211	8,255,753	18,276,152	173,474
Net assets at end of year	$620,718	$64,015,186	$8,489,806	$17,144,033	$272,287

Accumulation unit activity
Units outstanding at beginning of year	143,175	29,769,303	9,161,925	10,334,078	174,808
Contract purchase payments	161,171	1,449,007	539,294	449,722	43,564
Net transfers(1)	257,030	1,432,013	132,522	(377,634)	61,748
Transfers for policy loans	(2,572)	(281,870)	(119,090)	(48,941)	(5,539)
Policy charges	(17,751)	(1,019,969)	(256,214)	(326,333)	(13,082)
Contract terminations:
Surrender benefits	(1,226)	(1,507,992)	(371,324)	(533,037)	(680)
Death benefits	—	(12,399)	(230)	(799)	—
Units outstanding at end of year	539,827	29,828,093	9,086,883	9,497,056	260,819

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	77

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,097,766	$15	$—	$(326,208)	$(376,469)
Net realized gain (loss) on sales of investments	(741,476)	56	10,836	3,312,583	3,499,241
Distributions from capital gains	528,001	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,161,465	(2,968)	42,128	2,981,508	3,677,614
Net increase (decrease) in net assets resulting from operations	5,045,756	(2,897)	52,964	5,967,883	6,800,386

Contract transactions
Contract purchase payments	6,576,499	28,818	115,686	2,359,684	3,047,803
Net transfers(1)	(4,606,669)	1,738	229,538	(1,315,647)	7,664,347
Transfers for policy loans	121,845	(2,253)	—	(355,924)	(526,289)
Policy charges	(5,568,916)	(2,297)	(20,462)	(1,456,780)	(1,633,807)
Contract terminations:
Surrender benefits	(8,253,171)	(57)	(575)	(2,479,185)	(3,050,447)
Death benefits	(46,847)	—	—	(6,299)	(12,993)
Increase (decrease) from contract transactions	(11,777,259)	25,949	324,187	(3,254,151)	5,488,614
Net assets at beginning of year	114,413,967	44,109	246,313	47,219,110	51,930,468
Net assets at end of year	$107,682,464	$67,161	$623,464	$49,932,842	$64,219,468

Accumulation unit activity
Units outstanding at beginning of year	73,135,355	33,662	187,075	43,195,105	30,774,258
Contract purchase payments	4,066,344	22,924	83,028	2,092,868	1,783,814
Net transfers(1)	(466,228)	1,082	160,732	(4,476,999)	2,987,633
Transfers for policy loans	9,492	(1,797)	—	(363,210)	(297,667)
Policy charges	(3,409,694)	(1,837)	(14,766)	(1,245,395)	(930,539)
Contract terminations:
Surrender benefits	(5,273,106)	(47)	(421)	(2,048,133)	(1,625,953)
Death benefits	(29,717)	—	—	(7,489)	(6,621)
Units outstanding at end of year	68,032,446	53,987	415,648	37,146,747	32,684,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

78	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)
Operations
Investment income (loss) — net	$—	$(2,228,722)	$(2,116)	$(1,030)	$(5,332)
Net realized gain (loss) on sales of investments	1,823	13,907,897	(2,101)	1,347	(538)
Distributions from capital gains	—	—	176	—	—
Net change in unrealized appreciation or depreciation of investments	63,547	27,946,970	(11,306)	6,213	26,552
Net increase (decrease) in net assets resulting from operations	65,370	39,626,145	(15,347)	6,530	20,682

Contract transactions
Contract purchase payments	87,772	16,970,440	124,108	224	41,336
Net transfers(1)	628,085	(5,608,393)	713,872	328,125	2,398,954
Transfers for policy loans	(1,431)	(1,415,694)	(1,231)	130,900	131,633
Policy charges	(14,925)	(17,797,687)	(4,200)	(3,671)	(21,952)
Contract terminations:
Surrender benefits	—	(17,179,717)	(302)	(87,792)	(29,727)
Death benefits	—	(194,174)	—	—	—
Increase (decrease) from contract transactions	699,501	(25,225,225)	832,247	367,786	2,520,244
Net assets at beginning of year	142,295	292,031,897	6,943	—	—
Net assets at end of year	$907,166	$306,432,817	$823,843	$374,316	$2,540,926

Accumulation unit activity
Units outstanding at beginning of year	106,099	215,895,365	6,677	—	—
Contract purchase payments	60,988	12,020,607	127,916	175	41,177
Net transfers(1)	432,192	(7,353,326)	736,650	330,883	2,397,738
Transfers for policy loans	(1,057)	(788,935)	(1,291)	130,466	131,215
Policy charges	(10,429)	(13,219,594)	(4,325)	(3,655)	(21,895)
Contract terminations:
Surrender benefits	—	(12,152,834)	—	(86,873)	(29,385)
Death benefits	—	(137,076)	—	—	—
Units outstanding at end of year	587,793	194,264,207	865,627	370,996	2,518,850

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	79

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Man Vol Gro, Cl 2(2)	Col VP Man Vol Mod Gro, Cl 2(2)	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(33,321)	$(34,234)	$—	$(94,107)	$—
Net realized gain (loss) on sales of investments	(5,910)	6,399	4,575	1,098,336	13,757
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	217,234	170,386	2,155	(80,470)	60,924
Net increase (decrease) in net assets resulting from operations	178,003	142,551	6,730	923,759	74,681

Contract transactions
Contract purchase payments	557,606	657,587	39,488	838,114	160,590
Net transfers(1)	18,993,866	15,780,427	53,296	(519,999)	335,292
Transfers for policy loans	(199,398)	(16,600)	(624)	(144,343)	(928)
Policy charges	(84,687)	(95,075)	(9,732)	(520,813)	(34,168)
Contract terminations:
Surrender benefits	(223,854)	(39)	(268)	(932,028)	(69)
Death benefits	—	—	—	(5,988)	—
Increase (decrease) from contract transactions	19,043,533	16,326,300	82,160	(1,285,057)	460,717
Net assets at beginning of year	—	—	79,166	14,814,237	482,892
Net assets at end of year	$19,221,536	$16,468,851	$168,056	$14,452,939	$1,018,290

Accumulation unit activity
Units outstanding at beginning of year	—	—	60,127	7,017,372	328,178
Contract purchase payments	557,614	658,585	29,340	392,146	102,081
Net transfers(1)	19,005,696	15,755,898	37,548	(351,742)	209,474
Transfers for policy loans	(201,819)	(16,450)	(460)	(68,672)	(568)
Policy charges	(84,689)	(94,909)	(7,229)	(241,282)	(21,745)
Contract terminations:
Surrender benefits	(222,125)	—	(196)	(466,318)	(51)
Death benefits	—	—	—	(2,776)	—
Units outstanding at end of year	19,054,677	16,303,124	119,130	6,278,728	617,369

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

80	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(114,557)	$4,332	$845,629	$—	$(93,773)
Net realized gain (loss) on sales of investments	781,758	(260)	3,769,244	6,143	618,404
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	908,995	(25,704)	(12,973,932)	48,176	772,308
Net increase (decrease) in net assets resulting from operations	1,576,196	(21,632)	(8,359,059)	54,319	1,296,939

Contract transactions
Contract purchase payments	762,238	56,236	4,638,652	180,046	589,848
Net transfers(1)	968,626	(54,074)	(3,025,532)	250,564	1,946,879
Transfers for policy loans	(138,972)	(23)	(212,900)	(4,341)	(102,682)
Policy charges	(341,366)	(8,855)	(4,403,176)	(21,507)	(289,972)
Contract terminations:
Surrender benefits	(515,364)	—	(5,063,880)	—	(359,641)
Death benefits	(3,987)	—	(6,726)	—	(4,524)
Increase (decrease) from contract transactions	731,175	(6,716)	(8,073,562)	404,762	1,779,908
Net assets at beginning of year	13,856,601	235,555	94,264,650	367,112	11,396,982
Net assets at end of year	$16,163,972	$207,207	$77,832,029	$826,193	$14,473,829

Accumulation unit activity
Units outstanding at beginning of year	7,153,950	176,883	72,950,963	248,943	5,992,400
Contract purchase payments	386,324	44,349	3,778,676	113,076	309,336
Net transfers(1)	376,427	(43,763)	(3,320,555)	158,475	831,514
Transfers for policy loans	(70,724)	(13)	(162,570)	(3,000)	(64,529)
Policy charges	(168,940)	(6,985)	(3,681,365)	(13,800)	(148,254)
Contract terminations:
Surrender benefits	(241,115)	—	(4,089,795)	—	(172,079)
Death benefits	(2,100)	—	(6,045)	—	(2,517)
Units outstanding at end of year	7,433,822	170,471	65,469,309	503,694	6,745,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	81

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
Operations
Investment income (loss) — net	$—	$(128,543)	$5,594	$—	$358
Net realized gain (loss) on sales of investments	13,646	1,502,835	7	2,379	7
Distributions from capital gains	—	—	1,927	—	—
Net change in unrealized appreciation or depreciation of investments	(3,483)	(363,156)	(4,158)	12,338	698
Net increase (decrease) in net assets resulting from operations	10,163	1,011,136	3,370	14,717	1,063

Contract transactions
Contract purchase payments	59,884	898,318	42,719	121,004	6,485
Net transfers(1)	(32,218)	346,353	140,513	167,823	35,181
Transfers for policy loans	—	(194,891)	(62)	(5,770)	—
Policy charges	(11,032)	(614,766)	(26,542)	(19,565)	(1,507)
Contract terminations:
Surrender benefits	—	(858,612)	—	(401)	—
Death benefits	—	(8,410)	—	—	—
Increase (decrease) from contract transactions	16,634	(432,008)	156,628	263,091	40,159
Net assets at beginning of year	200,405	19,599,218	102,497	232,887	8,882
Net assets at end of year	$227,202	$20,178,346	$262,495	$510,695	$50,104

Accumulation unit activity
Units outstanding at beginning of year	125,844	7,591,462	98,983	163,490	9,019
Contract purchase payments	37,347	343,423	39,693	85,241	6,362
Net transfers(1)	(21,463)	90,920	131,162	117,571	34,297
Transfers for policy loans	—	(82,982)	(57)	(4,109)	—
Policy charges	(6,861)	(238,126)	(24,652)	(13,923)	(1,482)
Contract terminations:
Surrender benefits	—	(331,520)	—	(287)	—
Death benefits	—	(3,811)	—	—	—
Units outstanding at end of year	134,867	7,369,366	245,129	347,983	48,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

82	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$302,986	$(77,553)	$2,147	$799,532	$37,548
Net realized gain (loss) on sales of investments	101,130	(898,537)	276	91,034	4,618,710
Distributions from capital gains	—	—	1,143	—	1,855,931
Net change in unrealized appreciation or depreciation of investments	996,873	(982,629)	(5,720)	(874,644)	2,857,966
Net increase (decrease) in net assets resulting from operations	1,400,989	(1,958,719)	(2,154)	15,922	9,370,155

Contract transactions
Contract purchase payments	1,879,116	718,866	61,995	1,537,436	4,767,602
Net transfers(1)	(1,810,629)	(241,750)	679,900	(7,752,497)	(381,573)
Transfers for policy loans	(170,624)	(70,881)	(1,378)	(591,851)	(1,166,417)
Policy charges	(1,722,169)	(255,807)	(14,606)	(816,035)	(2,118,984)
Contract terminations:
Surrender benefits	(1,950,538)	(595,303)	(1,717)	(1,530,576)	(4,180,437)
Death benefits	(27,699)	(2,382)	—	(1,468)	(20,345)
Increase (decrease) from contract transactions	(3,802,543)	(447,257)	724,194	(9,154,991)	(3,100,154)
Net assets at beginning of year	29,657,414	11,298,379	168,751	36,214,255	86,986,750
Net assets at end of year	$27,255,860	$8,892,403	$890,791	$27,075,186	$93,256,751

Accumulation unit activity
Units outstanding at beginning of year	24,966,758	13,037,632	163,029	26,661,579	52,984,384
Contract purchase payments	1,542,913	864,391	59,308	1,150,238	2,896,603
Net transfers(1)	(1,013,783)	(645,424)	677,735	(6,005,056)	(1,557,127)
Transfers for policy loans	(136,910)	(78,828)	(1,330)	(426,800)	(669,607)
Policy charges	(1,392,244)	(300,371)	(13,764)	(614,391)	(1,266,372)
Contract terminations:
Surrender benefits	(1,634,871)	(671,423)	(1,449)	(1,104,422)	(2,393,818)
Death benefits	(20,681)	(2,373)	—	(1,195)	(13,779)
Units outstanding at end of year	22,311,182	12,203,604	883,529	19,659,953	49,980,284

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	83

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$579,409	$261,681	$(545,646)	$(568,794)	$125,974
Net realized gain (loss) on sales of investments	2,559,824	3,616,045	3,263,607	4,254,648	387,059
Distributions from capital gains	14,669	8,432	2,836,766	1,829,047	5,247
Net change in unrealized appreciation or depreciation of investments	2,022,534	(998,838)	925,082	(1,589,918)	(2,355,620)
Net increase (decrease) in net assets resulting from operations	5,176,436	2,887,320	6,479,809	3,924,983	(1,837,340)

Contract transactions
Contract purchase payments	2,124,773	1,985,737	4,002,410	4,932,073	876,382
Net transfers(1)	(2,005,080)	(712,455)	(5,578,248)	(2,555,421)	379,414
Transfers for policy loans	(694,568)	(481,199)	(913,205)	(1,009,185)	(54,715)
Policy charges	(1,726,384)	(893,126)	(3,662,124)	(2,131,656)	(635,588)
Contract terminations:
Surrender benefits	(3,158,887)	(2,287,135)	(6,516,783)	(4,775,656)	(1,104,876)
Death benefits	(21,760)	(30,046)	(17,495)	(33,862)	(1,396)
Increase (decrease) from contract transactions	(5,481,906)	(2,418,224)	(12,685,445)	(5,573,707)	(540,779)
Net assets at beginning of year	56,285,050	31,996,828	125,046,540	78,567,380	21,260,785
Net assets at end of year	$55,979,580	$32,465,924	$118,840,904	$76,918,656	$18,882,666

Accumulation unit activity
Units outstanding at beginning of year	26,616,687	18,469,579	43,120,132	31,135,973	12,115,610
Contract purchase payments	958,643	1,170,401	1,371,459	2,106,047	515,677
Net transfers(1)	(1,060,690)	1,831,507	(1,637,290)	6,516,542	127,133
Transfers for policy loans	(282,855)	(279,641)	(316,533)	(467,220)	(24,157)
Policy charges	(819,524)	(530,812)	(1,209,818)	(923,284)	(392,701)
Contract terminations:
Surrender benefits	(1,411,931)	(1,451,076)	(2,216,391)	(2,274,980)	(639,541)
Death benefits	(8,603)	(14,355)	(5,481)	(10,778)	(1,043)
Units outstanding at end of year	23,991,727	19,195,603	39,106,078	36,082,300	11,700,978

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

84	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$55,095	$3,144	$(123,603)	$669	$281,547
Net realized gain (loss) on sales of investments	506,846	56	(1,787,466)	(725)	1,191,244
Distributions from capital gains	3,936	1,259	—	—	117,493
Net change in unrealized appreciation or depreciation of investments	(2,006,888)	(5,499)	8,658,837	(51,578)	(199,940)
Net increase (decrease) in net assets resulting from operations	(1,441,011)	(1,040)	6,747,768	(51,634)	1,390,344

Contract transactions
Contract purchase payments	1,154,200	24,729	3,223,546	64,116	1,481,537
Net transfers(1)	426,695	93,202	59,696	2,692,604	(674,021)
Transfers for policy loans	(190,166)	(5,052)	(479,419)	(4,226)	(240,763)
Policy charges	(430,537)	(4,280)	(1,662,725)	(29,921)	(657,692)
Contract terminations:
Surrender benefits	(878,137)	(78)	(2,860,229)	(12,011)	(1,262,931)
Death benefits	—	—	(9,994)	—	(1,758)
Increase (decrease) from contract transactions	82,055	108,521	(1,729,125)	2,710,562	(1,355,628)
Net assets at beginning of year	15,931,669	1,612	48,009,701	4,153	22,395,325
Net assets at end of year	$14,572,713	$109,093	$53,028,344	$2,663,081	$22,430,041

Accumulation unit activity
Units outstanding at beginning of year	8,952,056	1,518	22,748,064	3,878	12,025,226
Contract purchase payments	695,960	23,431	1,430,387	62,512	778,860
Net transfers(1)	1,224,340	88,063	962,556	2,716,578	(367,343)
Transfers for policy loans	(122,791)	(4,736)	(215,330)	(3,592)	(129,019)
Policy charges	(263,251)	(4,049)	(737,689)	(29,817)	(342,626)
Contract terminations:
Surrender benefits	(597,956)	—	(1,325,432)	(11,750)	(659,596)
Death benefits	—	—	(4,046)	—	(953)
Units outstanding at end of year	9,888,358	104,227	22,858,510	2,737,809	11,304,549

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	85

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(30,657)	$3,774	$341,891	$2,594	$9,719
Net realized gain (loss) on sales of investments	2,772,075	(142)	4,901,094	(1,743)	228,464
Distributions from capital gains	2,975,114	—	17,879,351	49	784,985
Net change in unrealized appreciation or depreciation of investments	(5,792,580)	(22,128)	(10,261,594)	(5,426)	(691,740)
Net increase (decrease) in net assets resulting from operations	(76,048)	(18,496)	12,860,742	(4,526)	331,428

Contract transactions
Contract purchase payments	1,982,288	22,585	4,901,737	2,528	226,710
Net transfers(1)	(209,681)	1,461,059	(1,655,552)	278,196	(429,431)
Transfers for policy loans	(496,297)	7,353	(1,238,922)	(161)	(101,541)
Policy charges	(1,171,093)	(9,114)	(3,155,033)	(1,709)	(160,939)
Contract terminations:
Surrender benefits	(2,298,318)	(1,313)	(6,046,499)	(36,614)	(244,571)
Death benefits	(2,704)	—	(23,708)	—	(1,306)
Increase (decrease) from contract transactions	(2,195,805)	1,480,570	(7,217,977)	242,240	(711,078)
Net assets at beginning of year	41,217,481	1,712	104,621,592	—	5,944,331
Net assets at end of year	$38,945,628	$1,463,786	$110,264,357	$237,714	$5,564,681

Accumulation unit activity
Units outstanding at beginning of year	12,729,431	1,605	33,561,142	—	2,242,581
Contract purchase payments	658,150	21,696	1,481,154	2,216	84,490
Net transfers(1)	921,382	1,452,633	1,822,056	282,565	(164,455)
Transfers for policy loans	(169,555)	7,489	(394,134)	(166)	(37,709)
Policy charges	(377,234)	(8,879)	(956,991)	(1,749)	(61,453)
Contract terminations:
Surrender benefits	(775,585)	(998)	(2,005,252)	(37,462)	(94,103)
Death benefits	(895)	—	(6,650)	—	(444)
Units outstanding at end of year	12,985,694	1,473,546	33,501,325	245,404	1,968,907

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

86	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$326,942	$(60,160)	$(74,539)	$(1,847)	$43,901
Net realized gain (loss) on sales of investments	2,047,389	553,908	743,754	(457)	461,856
Distributions from capital gains	1,984,971	—	—	24,528	—
Net change in unrealized appreciation or depreciation of investments	1,899,609	326,020	33,349	(16,848)	327,113
Net increase (decrease) in net assets resulting from operations	6,258,911	819,768	702,564	5,376	832,870

Contract transactions
Contract purchase payments	2,003,051	438,251	671,862	29,161	438,132
Net transfers(1)	2,200,653	(263,415)	295,800	1,203,829	1,724,451
Transfers for policy loans	(417,762)	(98,589)	(118,557)	(1,989)	(89,761)
Policy charges	(1,264,720)	(384,992)	(290,607)	(5,473)	(205,104)
Contract terminations:
Surrender benefits	(2,351,547)	(595,919)	(525,918)	(1,242)	(298,280)
Death benefits	(972)	(889)	(452)	—	—
Increase (decrease) from contract transactions	168,703	(905,553)	32,128	1,224,286	1,569,438
Net assets at beginning of year	40,041,375	10,965,208	9,464,272	1,429	8,963,470
Net assets at end of year	$46,468,989	$10,879,423	$10,198,964	$1,231,091	$11,365,778

Accumulation unit activity
Units outstanding at beginning of year	24,170,839	8,104,241	7,041,434	1,350	5,558,498
Contract purchase payments	1,158,306	316,738	490,596	28,303	283,102
Net transfers(1)	341,647	(185,138)	178,595	1,201,997	870,756
Transfers for policy loans	(250,606)	(71,225)	(86,407)	(1,983)	(55,197)
Policy charges	(718,623)	(277,950)	(211,381)	(5,448)	(126,445)
Contract terminations:
Surrender benefits	(1,381,673)	(431,937)	(381,354)	(1,020)	(189,698)
Death benefits	(651)	(645)	(326)	—	—
Units outstanding at end of year	23,319,239	7,454,084	7,031,157	1,223,199	6,341,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	87

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$170,021	$104,949	$182,687	$(46,331)	$(28,588)
Net realized gain (loss) on sales of investments	5,772,152	438,754	470,417	337,626	335,058
Distributions from capital gains	636,780	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,075,384	549,231	(810,306)	239,533	(58,683)
Net increase (decrease) in net assets resulting from operations	9,654,337	1,092,934	(157,202)	530,828	247,787

Contract transactions
Contract purchase payments	6,014,509	543,839	1,154,831	339,149	250,920
Net transfers(1)	(4,134,982)	581,818	3,926,625	(63,818)	(64,125)
Transfers for policy loans	(741,261)	(33,157)	(99,364)	(47,101)	(51,105)
Policy charges	(6,590,768)	(248,737)	(497,686)	(260,102)	(122,278)
Contract terminations:
Surrender benefits	(7,585,091)	(419,413)	(983,874)	(290,121)	(212,055)
Death benefits	(22,643)	(2,737)	(10,246)	—	—
Increase (decrease) from contract transactions	(13,060,236)	421,613	3,490,286	(321,993)	(198,643)
Net assets at beginning of year	135,065,510	8,690,370	21,363,976	7,358,722	3,691,228
Net assets at end of year	$131,659,611	$10,204,917	$24,697,060	$7,567,557	$3,740,372

Accumulation unit activity
Units outstanding at beginning of year	54,992,187	6,182,865	14,387,456	5,522,108	2,780,848
Contract purchase payments	2,356,195	369,251	818,732	248,317	185,043
Net transfers(1)	(1,599,089)	405,989	2,516,106	(51,457)	(70,619)
Transfers for policy loans	(281,640)	(22,486)	(58,368)	(34,477)	(37,408)
Policy charges	(2,537,015)	(168,805)	(329,434)	(190,657)	(89,793)
Contract terminations:
Surrender benefits	(2,907,444)	(280,729)	(590,021)	(210,949)	(153,907)
Death benefits	(10,467)	(1,847)	(5,067)	—	—
Units outstanding at end of year	50,012,727	6,484,238	16,739,404	5,282,885	2,614,164

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

88	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(56,710)	$(1,877)	$(55,158)	$311	$4,595
Net realized gain (loss) on sales of investments	334,842	(5,082)	482,691	41	166
Distributions from capital gains	670,653	21,581	745,191	—	3,068
Net change in unrealized appreciation or depreciation of investments	(196,588)	(65,265)	(992)	(166)	(3,677)
Net increase (decrease) in net assets resulting from operations	752,197	(50,643)	1,171,732	186	4,152

Contract transactions
Contract purchase payments	531,083	134,504	344,053	16,731	59,791
Net transfers(1)	1,053,768	1,715,531	98,054	13,205	21,071
Transfers for policy loans	(69,578)	(4,433)	(28,523)	—	(4,792)
Policy charges	(190,722)	(25,057)	(316,515)	(366)	(12,883)
Contract terminations:
Surrender benefits	(510,249)	(4,170)	(686,297)	(78)	(88)
Death benefits	(1,453)	—	—	—	—
Increase (decrease) from contract transactions	812,849	1,816,375	(589,228)	29,492	63,099
Net assets at beginning of year	6,619,969	1,777	10,478,446	78	101,813
Net assets at end of year	$8,185,015	$1,767,509	$11,060,950	$29,756	$169,064

Accumulation unit activity
Units outstanding at beginning of year	3,647,521	1,559	5,030,448	3	85,306
Contract purchase payments	277,250	130,070	150,851	16,022	49,011
Net transfers(1)	456,485	1,709,791	(48,753)	12,537	17,474
Transfers for policy loans	(34,241)	(4,020)	(4,677)	—	(3,881)
Policy charges	(101,253)	(24,934)	(143,564)	(350)	(10,552)
Contract terminations:
Surrender benefits	(242,633)	(4,014)	(312,267)	—	—
Death benefits	(842)	—	—	—	—
Units outstanding at end of year	4,002,287	1,808,452	4,672,038	28,212	137,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	89

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(87,745)	$(48,887)	$1,244,754	$2,015	$(163,147)
Net realized gain (loss) on sales of investments	767,654	540,721	(352,687)	(8,682)	1,115,629
Distributions from capital gains	836,477	700,251	5,393,265	32,869	5,460,619
Net change in unrealized appreciation or depreciation of investments	(385,824)	(94,020)	(12,948,880)	(24,940)	(8,772,725)
Net increase (decrease) in net assets resulting from operations	1,130,562	1,098,065	(6,663,548)	1,262	(2,359,624)

Contract transactions
Contract purchase payments	687,564	463,642	3,102,925	28,844	1,198,665
Net transfers(1)	190,007	(266,651)	(3,295,175)	819,819	(2,544,737)
Transfers for policy loans	(120,304)	(14,818)	(458,196)	(95,065)	(318,886)
Policy charges	(365,307)	(211,261)	(1,615,012)	(382)	(732,737)
Contract terminations:
Surrender benefits	(656,934)	(437,933)	(2,733,205)	(302)	(1,450,984)
Death benefits	(1,933)	—	(5,579)	—	(2,125)
Increase (decrease) from contract transactions	(266,907)	(467,021)	(5,004,242)	752,914	(3,850,804)
Net assets at beginning of year	13,147,819	9,402,111	57,153,489	78	29,784,571
Net assets at end of year	$14,011,474	$10,033,155	$45,485,699	$754,254	$23,574,143

Accumulation unit activity
Units outstanding at beginning of year	9,856,650	6,165,653	32,612,066	—	11,566,069
Contract purchase payments	545,190	303,629	1,840,246	27,523	516,684
Net transfers(1)	(444,666)	(342,305)	(2,091,740)	821,627	(1,433,714)
Transfers for policy loans	(93,521)	(9,607)	(281,346)	(95,715)	(145,862)
Policy charges	(257,830)	(134,640)	(948,703)	(373)	(309,870)
Contract terminations:
Surrender benefits	(370,953)	(261,633)	(1,581,590)	—	(581,539)
Death benefits	(2,009)	—	(3,925)	—	(635)
Units outstanding at end of year	9,232,861	5,721,097	29,545,008	753,062	9,611,133

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

90	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Soc Responsive, Cl S
Operations
Investment income (loss) — net	$381,168	$1,638	$(66,987)	$(226)	$83
Net realized gain (loss) on sales of investments	1,048,214	480,127	210,840	—	3,699
Distributions from capital gains	1,164,762	—	1,381,425	—	—
Net change in unrealized appreciation or depreciation of investments	576,302	1,026,568	(1,494,152)	619	1,706
Net increase (decrease) in net assets resulting from operations	3,170,446	1,508,333	31,126	393	5,488

Contract transactions
Contract purchase payments	1,748,567	711,703	575,287	3,469	7,387
Net transfers(1)	2,130,465	179,638	583,357	220,988	97,723
Transfers for policy loans	(276,103)	(112,958)	(95,106)	901	—
Policy charges	(859,562)	(250,940)	(234,278)	(615)	(1,753)
Contract terminations:
Surrender benefits	(1,786,064)	(522,713)	(458,099)	(223)	—
Death benefits	(2,641)	(503)	(3,076)	—	—
Increase (decrease) from contract transactions	954,662	4,227	368,085	224,520	103,357
Net assets at beginning of year	27,738,973	11,297,346	8,929,259	—	39,792
Net assets at end of year	$31,864,081	$12,809,906	$9,328,470	$224,913	$148,637

Accumulation unit activity
Units outstanding at beginning of year	9,304,168	9,390,513	4,743,391	—	28,077
Contract purchase payments	605,078	566,605	314,798	3,132	5,095
Net transfers(1)	1,533,001	(146,916)	212,754	224,305	63,251
Transfers for policy loans	(77,468)	(73,799)	(46,658)	913	—
Policy charges	(276,575)	(197,110)	(127,761)	(625)	(1,176)
Contract terminations:
Surrender benefits	(626,668)	(381,469)	(227,346)	—	—
Death benefits	(652)	(195)	(1,895)	—	—
Units outstanding at end of year	10,460,884	9,157,629	4,867,283	227,725	95,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	91

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$19,740	$1,679,723	$(10,981)	$1,269,741	$1,917
Net realized gain (loss) on sales of investments	395,616	195,773	608,278	76,183	(429)
Distributions from capital gains	605,479	—	1,819,923	—	—
Net change in unrealized appreciation or depreciation of investments	(840,155)	(927,823)	(1,037,300)	(1,266,157)	1,330
Net increase (decrease) in net assets resulting from operations	180,680	947,673	1,379,920	79,767	2,818

Contract transactions
Contract purchase payments	792,704	2,574,429	766,888	1,616,947	20,991
Net transfers(1)	1,476,452	(1,165,437)	1,433,253	(5,716,709)	9,819
Transfers for policy loans	(79,546)	(553,921)	(136,270)	(206,296)	(858)
Policy charges	(336,384)	(1,576,918)	(281,536)	(731,397)	(2,918)
Contract terminations:
Surrender benefits	(524,673)	(2,626,421)	(452,768)	(1,648,958)	(262)
Death benefits	—	(1,410)	(1,419)	(10,131)	—
Increase (decrease) from contract transactions	1,328,553	(3,349,678)	1,328,148	(6,696,544)	26,772
Net assets at beginning of year	12,390,789	54,361,892	11,939,730	33,312,586	52,217
Net assets at end of year	$13,900,022	$51,959,887	$14,647,798	$26,695,809	$81,807

Accumulation unit activity
Units outstanding at beginning of year	6,709,752	37,229,910	5,791,576	23,217,724	55,159
Contract purchase payments	447,607	1,745,203	377,712	1,131,361	21,569
Net transfers(1)	745,255	(619,364)	457,999	(3,866,959)	10,022
Transfers for policy loans	(43,697)	(368,846)	(63,732)	(152,669)	(860)
Policy charges	(185,259)	(1,059,496)	(135,821)	(498,671)	(2,973)
Contract terminations:
Surrender benefits	(268,106)	(1,771,501)	(217,784)	(1,093,849)	(278)
Death benefits	—	(952)	(761)	(7,328)	—
Units outstanding at end of year	7,405,552	35,154,954	6,209,189	18,729,609	82,639

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

92	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA
Operations
Investment income (loss) — net	$3,931	$1,005,413	$512,882	$8,170	$(194,808)
Net realized gain (loss) on sales of investments	72	375,812	20,894	64,247	3,360,886
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	115	1,627,908	(435,862)	(392,896)	9,048,724
Net increase (decrease) in net assets resulting from operations	4,118	3,009,133	97,914	(320,479)	12,214,802

Contract transactions
Contract purchase payments	25,558	620,038	312,351	310,813	4,778,182
Net transfers(1)	367,444	4,512,593	79,660	867,802	(1,581,828)
Transfers for policy loans	225	(141,395)	(139,515)	(57,232)	(673,377)
Policy charges	(2,974)	(323,485)	(326,031)	(99,178)	(4,812,657)
Contract terminations:
Surrender benefits	(11,838)	(798,349)	(412,140)	(245,480)	(6,033,108)
Death benefits	—	(594)	(1,611)	(550)	(1,466)
Increase (decrease) from contract transactions	378,415	3,868,808	(487,286)	776,175	(8,324,254)
Net assets at beginning of year	11,572	9,546,865	9,355,464	3,551,378	98,570,167
Net assets at end of year	$394,105	$16,424,806	$8,966,092	$4,007,074	$102,460,715

Accumulation unit activity
Units outstanding at beginning of year	9,607	4,518,062	4,473,105	2,014,904	42,969,316
Contract purchase payments	17,195	263,265	146,279	177,668	1,986,964
Net transfers(1)	363,523	1,919,768	49,629	462,604	(666,764)
Transfers for policy loans	225	(61,295)	(65,269)	(32,508)	(275,877)
Policy charges	(2,918)	(136,754)	(151,431)	(57,800)	(2,012,408)
Contract terminations:
Surrender benefits	(3,769)	(325,191)	(192,246)	(135,810)	(2,513,614)
Death benefits	—	(220)	(711)	(306)	(617)
Units outstanding at end of year	383,863	6,177,635	4,259,356	2,428,752	39,487,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	93

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(18,221)	$(273,499)	$936,847	$(372)	$(961,645)
Net realized gain (loss) on sales of investments	480,971	1,207,622	450,094	(240)	3,438,179
Distributions from capital gains	—	3,379,585	—	—	—
Net change in unrealized appreciation or depreciation of investments	501,025	(6,393,892)	129,942	(48,712)	4,687,595
Net increase (decrease) in net assets resulting from operations	963,775	(2,080,184)	1,516,883	(49,324)	7,164,129

Contract transactions
Contract purchase payments	367,822	1,867,121	1,851,338	38,232	17,991,852
Net transfers(1)	209,035	(3,646,036)	(1,890,480)	355,241	18,132,489
Transfers for policy loans	(145,207)	(291,448)	(170,821)	639	(1,608,869)
Policy charges	(233,336)	(1,546,419)	(1,488,529)	(1,952)	(3,417,340)
Contract terminations:
Surrender benefits	(441,808)	(2,588,400)	(2,231,372)	(1,499)	(4,999,126)
Death benefits	—	(7,077)	(8,298)	—	—
Increase (decrease) from contract transactions	(243,494)	(6,212,259)	(3,938,162)	390,661	26,099,006
Net assets at beginning of year	7,529,296	50,796,602	41,225,768	2,937	129,639,659
Net assets at end of year	$8,249,577	$42,504,159	$38,804,489	$344,274	$162,902,794

Accumulation unit activity
Units outstanding at beginning of year	4,472,793	18,297,654	17,979,470	3,328	90,120,809
Contract purchase payments	208,746	703,343	793,666	40,135	12,799,346
Net transfers(1)	126,298	(1,277,138)	(722,344)	408,612	13,235,044
Transfers for policy loans	(79,920)	(110,044)	(74,272)	800	(1,086,683)
Policy charges	(131,985)	(559,070)	(618,491)	(2,364)	(2,390,556)
Contract terminations:
Surrender benefits	(248,632)	(948,479)	(950,039)	(1,781)	(3,376,995)
Death benefits	—	(2,672)	(3,787)	—	—
Units outstanding at end of year	4,347,300	16,103,594	16,404,203	448,730	109,300,965

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

94	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(2,603,500)	$139	$155	$—	$(93,744)
Net realized gain (loss) on sales of investments	13,640,090	15	(204)	(341)	(158,685)
Distributions from capital gains	—	9	708	—	—
Net change in unrealized appreciation or depreciation of investments	4,931,036	581	1,180	7,473	1,240,194
Net increase (decrease) in net assets resulting from operations	15,967,626	744	1,839	7,132	987,765

Contract transactions
Contract purchase payments	23,831,286	10,976	4,430	17,527	649,058
Net transfers(1)	(1,906,604)	10,148	13,821	27,984	(1,663,256)
Transfers for policy loans	(3,700,059)	—	64	(1,205)	(112,696)
Policy charges	(6,558,234)	(2,866)	(478)	(5,951)	(418,747)
Contract terminations:
Surrender benefits	(16,025,840)	—	(76)	(1,345)	(783,480)
Death benefits	—	—	—	—	(14,617)
Increase (decrease) from contract transactions	(4,359,451)	18,258	17,761	37,010	(2,343,738)
Net assets at beginning of year	335,426,714	7,914	2,915	64,835	13,745,889
Net assets at end of year	$347,034,889	$26,916	$22,515	$108,977	$12,389,916

Accumulation unit activity
Units outstanding at beginning of year	230,663,434	8,083	2,644	67,822	11,128,434
Contract purchase payments	16,079,433	10,823	4,126	17,441	503,027
Net transfers(1)	(253,523)	9,902	12,727	28,426	(1,230,373)
Transfers for policy loans	(2,500,541)	—	40	(1,213)	(91,335)
Policy charges	(4,420,922)	(2,826)	(449)	(5,947)	(324,868)
Contract terminations:
Surrender benefits	(10,799,156)	—	—	(1,373)	(607,841)
Death benefits	—	—	—	—	(11,352)
Units outstanding at end of year	228,768,725	25,982	19,088	105,156	9,365,692

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	95

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Operations
Investment income (loss) — net	$11,387	$(116,687)	$(214,494)	$4,837	$15,483
Net realized gain (loss) on sales of investments	(1,358)	609,457	1,616,164	595	(2,603)
Distributions from capital gains	38,340	—	—	8,794	3,439
Net change in unrealized appreciation or depreciation of investments	(89,526)	79,456	(388,335)	(41,839)	(15,603)
Net increase (decrease) in net assets resulting from operations	(41,157)	572,226	1,013,335	(27,613)	716

Contract transactions
Contract purchase payments	224,952	1,567,597	1,657,612	57,746	94,712
Net transfers(1)	415,320	(2,490,726)	(7,782,600)	195,715	86,985
Transfers for policy loans	(932)	(226,959)	(109,539)	(972)	(805)
Policy charges	(37,468)	(734,702)	(1,248,883)	(7,935)	(15,228)
Contract terminations:
Surrender benefits	(733)	(1,138,687)	(3,414,929)	—	(1,249)
Death benefits	—	(11,240)	—	—	—
Increase (decrease) from contract transactions	601,139	(3,034,717)	(10,898,339)	244,554	164,415
Net assets at beginning of year	343,245	18,442,880	33,483,725	107,718	228,477
Net assets at end of year	$903,227	$15,980,389	$23,598,721	$324,659	$393,608

Accumulation unit activity
Units outstanding at beginning of year	259,154	15,875,928	28,682,598	81,197	215,220
Contract purchase payments	170,910	1,353,523	1,394,809	44,203	88,463
Net transfers(1)	309,959	(2,124,299)	(6,446,098)	146,580	81,169
Transfers for policy loans	(561)	(194,994)	(91,842)	(726)	(752)
Policy charges	(28,193)	(618,192)	(1,050,864)	(6,048)	(14,234)
Contract terminations:
Surrender benefits	(507)	(957,431)	(2,887,762)	—	(1,170)
Death benefits	—	(9,657)	—	—	—
Units outstanding at end of year	710,762	13,324,878	19,600,841	265,206	368,696

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

96	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2
Operations
Investment income (loss) — net	$—	$4,732	$116	$—	$—
Net realized gain (loss) on sales of investments	404	(839)	(2)	2,472	202
Distributions from capital gains	—	21,623	6	—	—
Net change in unrealized appreciation or depreciation of investments	6,565	(28,889)	217	13,546	2,944
Net increase (decrease) in net assets resulting from operations	6,969	(3,373)	337	16,018	3,146

Contract transactions
Contract purchase payments	15,781	144,253	5,004	67,127	16,989
Net transfers(1)	90,671	274,930	4,661	75,463	18,012
Transfers for policy loans	(2,127)	(1,330)	(57)	62	(1,081)
Policy charges	(3,960)	(14,901)	(725)	(9,251)	(2,097)
Contract terminations:
Surrender benefits	—	(844)	(75)	(184)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	100,365	402,108	8,808	133,217	31,823
Net assets at beginning of year	40,682	152,678	4,533	93,673	16,613
Net assets at end of year	$148,016	$551,413	$13,678	$242,908	$51,582

Accumulation unit activity
Units outstanding at beginning of year	30,997	121,261	4,535	71,883	12,870
Contract purchase payments	11,752	112,935	4,935	50,210	12,675
Net transfers(1)	67,125	217,351	4,539	55,917	12,371
Transfers for policy loans	(1,584)	(876)	(58)	37	(800)
Policy charges	(2,932)	(11,660)	(715)	(6,925)	(1,550)
Contract terminations:
Surrender benefits	—	(684)	—	(202)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	105,358	438,327	13,236	170,920	35,566

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	97

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$—	$(2,210,437)	$(5,406,805)	$(2,763,147)	$(8,574,147)
Net realized gain (loss) on sales of investments	9,907	6,687,995	31,236,143	7,632,077	44,234,227
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	11,573	9,027,296	4,443,378	13,124,649	12,875,688
Net increase (decrease) in net assets resulting from operations	21,480	13,504,854	30,272,716	17,993,579	48,535,768

Contract transactions
Contract purchase payments	89,828	26,963,284	40,699,234	47,717,950	77,062,254
Net transfers(1)	11,259	18,238,972	(29,460,787)	33,128,337	(25,125,311)
Transfers for policy loans	(1,784)	(1,990,205)	(5,737,693)	(3,678,958)	(10,125,964)
Policy charges	(8,371)	(11,209,380)	(23,871,576)	(10,953,407)	(25,938,507)
Contract terminations:
Surrender benefits	—	(16,511,316)	(39,841,010)	(16,405,674)	(52,161,281)
Death benefits	—	(37,953)	(10,920)	(67,367)	(294,479)
Increase (decrease) from contract transactions	90,932	15,453,402	(58,222,752)	49,740,881	(36,583,288)
Net assets at beginning of year	149,411	305,000,532	732,335,682	376,027,972	1,110,942,478
Net assets at end of year	$261,823	$333,958,788	$704,385,646	$443,762,432	$1,122,894,958

Accumulation unit activity
Units outstanding at beginning of year	106,737	232,253,758	553,533,767	273,392,125	797,385,269
Contract purchase payments	62,073	20,581,622	30,159,318	35,239,020	54,370,208
Net transfers(1)	8,129	14,283,702	(20,518,170)	26,295,191	(13,942,229)
Transfers for policy loans	(1,306)	(1,446,466)	(4,202,271)	(2,635,217)	(7,232,121)
Policy charges	(5,743)	(8,392,684)	(17,658,487)	(7,941,169)	(18,256,781)
Contract terminations:
Surrender benefits	—	(12,330,131)	(29,386,930)	(11,557,290)	(36,899,578)
Death benefits	—	(28,189)	(7,982)	(45,869)	(205,972)
Units outstanding at end of year	169,890	244,921,612	511,919,245	312,746,791	775,218,796

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

98	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2(2)	VP Multi- Mgr Int Rate Adapt, Cl 2(2)
Operations
Investment income (loss) — net	$(436,994)	$(748,890)	$12,381	$48	$655
Net realized gain (loss) on sales of investments	2,337,828	6,010,540	(7,806)	—	(11)
Distributions from capital gains	—	—	94,634	—	—
Net change in unrealized appreciation or depreciation of investments	459,822	(1,215,680)	(30,735)	(127)	(1,359)
Net increase (decrease) in net assets resulting from operations	2,360,656	4,045,970	68,474	(79)	(715)

Contract transactions
Contract purchase payments	4,157,346	5,071,241	166,322	4,091	405
Net transfers(1)	(6,773,045)	(16,579,367)	428,220	80,785	199,335
Transfers for policy loans	(229,462)	(779,617)	(202)	—	—
Policy charges	(2,625,375)	(4,190,215)	(25,371)	(59)	(2,575)
Contract terminations:
Surrender benefits	(4,284,889)	(6,289,998)	(938)	(149)	(75)
Death benefits	(159,100)	(96,424)	—	—	—
Increase (decrease) from contract transactions	(9,914,525)	(22,864,380)	568,031	84,668	197,090
Net assets at beginning of year	63,633,543	113,393,492	263,438	—	—
Net assets at end of year	$56,079,674	$94,575,082	$899,943	$84,589	$196,375

Accumulation unit activity
Units outstanding at beginning of year	51,403,849	91,216,403	234,748	—	—
Contract purchase payments	3,337,458	4,006,033	137,332	3,733	30
Net transfers(1)	(5,375,297)	(13,038,315)	354,526	81,461	200,471
Transfers for policy loans	(179,150)	(614,708)	(263)	—	—
Policy charges	(2,079,777)	(3,303,372)	(20,890)	(59)	(2,595)
Contract terminations:
Surrender benefits	(3,398,759)	(4,944,353)	(802)	—	—
Death benefits	(123,045)	(77,150)	—	—	—
Units outstanding at end of year	43,585,279	73,244,538	704,651	85,135	197,906

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	99

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(121,906)
Net realized gain (loss) on sales of investments	1,944	1,559	131	380	2,247,197
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,933	4,021	509	1,341	(1,917,938)
Net increase (decrease) in net assets resulting from operations	9,877	5,580	640	1,721	207,353

Contract transactions
Contract purchase payments	35,910	18,619	9,985	37,645	965,859
Net transfers(1)	55,923	22,989	9,646	25,988	(713,219)
Transfers for policy loans	(2,170)	(248)	(599)	(583)	(166,869)
Policy charges	(4,124)	(2,318)	(1,707)	(5,072)	(469,388)
Contract terminations:
Surrender benefits	(259)	(15)	—	—	(1,166,845)
Death benefits	—	—	—	—	(2,521)
Increase (decrease) from contract transactions	85,280	39,027	17,325	57,978	(1,552,983)
Net assets at beginning of year	73,961	20,728	21,590	24,355	17,950,838
Net assets at end of year	$169,118	$65,335	$39,555	$84,054	$16,605,208

Accumulation unit activity
Units outstanding at beginning of year	56,730	15,138	15,183	17,088	7,408,849
Contract purchase payments	26,072	13,285	7,367	26,721	404,942
Net transfers(1)	40,360	16,752	7,092	18,033	(92,789)
Transfers for policy loans	(1,553)	(182)	(430)	(410)	(71,396)
Policy charges	(2,991)	(1,649)	(1,256)	(3,577)	(197,907)
Contract terminations:
Surrender benefits	(198)	—	—	—	(531,337)
Death benefits	—	—	—	—	(1,006)
Units outstanding at end of year	118,420	43,344	27,956	57,855	6,919,356

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

100	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$1,019	$381	$—	$(39,520)	$56
Net realized gain (loss) on sales of investments	649	13	3,769	430,350	16
Distributions from capital gains	5,612	8	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,979)	(555)	3,448	187,934	738
Net increase (decrease) in net assets resulting from operations	(6,699)	(153)	7,217	578,764	810

Contract transactions
Contract purchase payments	12,694	4,199	12,598	351,848	5,281
Net transfers(1)	31,664	6,808	(22,981)	(265,506)	17,362
Transfers for policy loans	—	—	—	(60,816)	(868)
Policy charges	(2,949)	(482)	(2,007)	(134,395)	(1,144)
Contract terminations:
Surrender benefits	—	(75)	—	(424,495)	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	41,409	10,450	(12,390)	(533,364)	20,631
Net assets at beginning of year	60,636	11,928	70,765	5,649,504	14,069
Net assets at end of year	$95,346	$22,225	$65,592	$5,694,904	$35,510

Accumulation unit activity
Units outstanding at beginning of year	45,500	11,510	54,292	4,117,023	14,409
Contract purchase payments	9,698	4,026	9,310	246,964	5,225
Net transfers(1)	24,003	6,545	(17,002)	(357,674)	17,067
Transfers for policy loans	—	—	—	(38,979)	(867)
Policy charges	(2,256)	(457)	(1,493)	(96,614)	(1,136)
Contract terminations:
Surrender benefits	—	—	—	(252,117)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	76,945	21,624	45,107	3,618,603	34,698

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	101

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$—	$(23,976)	$25	$740,107	$(721,401)
Net realized gain (loss) on sales of investments	9,942	211,022	9	2,776,082	5,043,868
Distributions from capital gains	—	—	—	10,959,720	12,907,246
Net change in unrealized appreciation or depreciation of investments	5,713	177,168	44	(19,346,003)	(13,188,419)
Net increase (decrease) in net assets resulting from operations	15,655	364,214	78	(4,870,094)	4,041,294

Contract transactions
Contract purchase payments	32,397	161,770	3,636	5,213,230	5,173,494
Net transfers(1)	(40,048)	301,034	(1,445)	(880,239)	(3,787,443)
Transfers for policy loans	—	(32,356)	—	(951,227)	(1,114,000)
Policy charges	(5,551)	(74,244)	(773)	(2,655,177)	(2,846,337)
Contract terminations:
Surrender benefits	—	(96,994)	—	(5,412,746)	(6,068,801)
Death benefits	—	—	—	(33,280)	(30,188)
Increase (decrease) from contract transactions	(13,202)	259,210	1,418	(4,719,439)	(8,673,275)
Net assets at beginning of year	156,050	3,025,389	11,309	100,704,436	108,176,187
Net assets at end of year	$158,503	$3,648,813	$12,805	$91,114,903	$103,544,206

Accumulation unit activity
Units outstanding at beginning of year	110,416	1,504,628	11,320	44,369,799	37,086,429
Contract purchase payments	21,296	79,948	3,616	2,336,584	1,802,758
Net transfers(1)	(27,724)	103,340	(1,437)	40,632	189,962
Transfers for policy loans	—	(17,627)	—	(420,370)	(387,221)
Policy charges	(3,766)	(36,138)	(770)	(1,178,826)	(990,634)
Contract terminations:
Surrender benefits	—	(46,896)	—	(2,433,473)	(2,192,080)
Death benefits	—	—	—	(15,248)	(9,710)
Units outstanding at end of year	100,222	1,587,255	12,729	42,699,098	35,499,504

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

102	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$50,984	$447,646	$(110,239)	$(102,371)	$1,220
Net realized gain (loss) on sales of investments	411,307	316,847	1,776,160	771,663	29
Distributions from capital gains	—	498,020	—	1,355,381	—
Net change in unrealized appreciation or depreciation of investments	631,951	(2,576,246)	(135,427)	(2,542,962)	(2,037)
Net increase (decrease) in net assets resulting from operations	1,094,242	(1,313,733)	1,530,494	(518,289)	(788)

Contract transactions
Contract purchase payments	569,694	1,004,138	792,974	961,503	4,129
Net transfers(1)	978,171	(877,150)	(1,304,655)	(772,336)	12,698
Transfers for policy loans	(77,604)	(146,064)	(173,886)	(157,689)	(59)
Policy charges	(214,517)	(778,045)	(416,299)	(381,203)	(447)
Contract terminations:
Surrender benefits	(359,468)	(1,093,506)	(1,108,452)	(789,040)	(139)
Death benefits	—	—	(1,738)	(151)	—
Increase (decrease) from contract transactions	896,276	(1,890,627)	(2,212,056)	(1,138,916)	16,182
Net assets at beginning of year	6,160,962	22,971,103	17,153,669	15,713,142	2,216
Net assets at end of year	$8,151,480	$19,766,743	$16,472,107	$14,055,937	$17,610

Accumulation unit activity
Units outstanding at beginning of year	3,688,600	13,239,394	7,366,623	5,585,634	2,086
Contract purchase payments	326,153	599,595	341,151	416,646	3,973
Net transfers(1)	949,437	(508,195)	(481,030)	(173,354)	11,889
Transfers for policy loans	(42,321)	(92,158)	(71,850)	(66,740)	(44)
Policy charges	(122,033)	(463,140)	(173,199)	(154,776)	(421)
Contract terminations:
Surrender benefits	(241,584)	(648,847)	(492,163)	(301,190)	(56)
Death benefits	—	—	(700)	(61)	—
Units outstanding at end of year	4,558,252	12,126,649	6,488,832	5,306,159	17,427

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	103

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.

RiverSource® Single Premium Variable Life Insurance*(1),(2)

RiverSource Succession Select® Variable Life Insurance(1),(3)

RiverSource® Variable Second-To-Die Life Insurance*(1),(3)

RiverSource® Variable Universal Life Insurance(1),(3)

RiverSource® Variable Universal Life Insurance III(1),(3)

RiverSource® Variable Universal Life IV(1),(2)

RiverSource® Variable Universal Life IV – Estate Series(1),(2)

RiverSource® Variable Universal Life 5

RiverSource® Variable Universal Life 5 – Estate Series

RiverSource® Single Premium Variable Life Insurance Policy (RVS SPVL)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.
(1)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.
(2)	Invesco V.I. Mid Cap Growth Fund, Series II Shares were exchanged for corresponding Series I Shares of the same fund on April 29, 2016.
(3)	Putnam VT Multi-Cap Growth Fund – Class IB Shares were exchanged for corresponding Class IA Shares of the same fund on April 29, 2016.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2) (previously Columbia Variable Portfolio – Cash Management Fund (Class 2))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio – Core Bond Fund (Class 2))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)

104	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2))
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2)(1)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	105

Division	Fund
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP MS Adv, Cl 2	Variable Portfolio – Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio – Holland Large Cap Growth Fund (Class 2))
VP Oppen Intl Gro, Cl 2	Variable Portfolio – Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio – Invesco International Growth Fund (Class 2))
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS® Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)

106	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (effective June 1, 2016, renamed Variable Portfolio – CenterSquare Real Estate Fund (Class 2))
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Pyrford International Equity Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 2	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Sycamore Estb Val, Cl 2	Variable Portfolio – Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio – Victory Established Value Fund (Class 2))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2 (previously Wells Fargo Advantage VT Opportunity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the variable life insurance policies.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	107

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2015.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.00%, 0.20%, 0.30%, 0.45%, 0.50% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

Additional information can be found in the applicable product’s prospectus.

108	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

5.  SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$369,820
AB VPS Gro & Inc, Cl B	4,796,570
AB VPS Intl Val, Cl B	8,822,009
AB VPS Lg Cap Gro, Cl B	5,736,433
ALPS Alerian Engy Infr, Class III	3,113,582
AC VP Intl, Cl I	832,106
AC VP Intl, Cl II	1,936,745
AC VP Val, Cl I	3,139,632
AC VP Val, Cl II	6,148,894
BlackRock Global Alloc, Cl III	6,412,543
Calvert VP SRI Bal, Cl I	1,105,338
Col VP Bal, Cl 3	7,376,440
Col VP Govt Money Mkt, Cl 2	2,558,898
Col VP Govt Money Mkt, Cl 3	12,475,286
Col VP Commodity Strategy, Cl 2	46,725
Col VP Contrarian Core, Cl 2	617,529
Col VP Long Govt/Cr Bond, Cl 2	27,769
Col VP Div Abs Return, Cl 2	54,000
Col VP Divd Opp, Cl 2	396,774
Col VP Divd Opp, Cl 3	15,839,887
Col VP Emerg Mkts Bond, Cl 2	30,173
Col VP Emer Mkts, Cl 2	479,572
Col VP Emer Mkts, Cl 3	5,971,356
Col VP Global Bond, Cl 2	74,920
Col VP Global Bond, Cl 3	4,989,151
Col VP Hi Yield Bond, Cl 2	357,724
Col VP Hi Yield Bond, Cl 3	9,806,076
Col VP Inc Opp, Cl 2	1,847,895
Col VP Inc Opp, Cl 3	4,260,722
Col VP Inter Bond, Cl 2	148,126
Col VP Inter Bond, Cl 3	10,194,716
Col VP Intl Opp, Cl 2	92,436
Col VP Lg Cap Gro, Cl 2	818,226
Col VP Lg Cap Gro, Cl 3	9,746,891

Division	Purchases
Col VP Lg Cap Index, Cl 3	10,699,552
Col VP Disciplined Core, Cl 2	495,291
Col VP Disciplined Core, Cl 3	4,959,202
Col VP Limited Duration Cr, Cl 2	$1,885,281
Col VP Man Vol Conserv, Cl 2	864,745
Col VP Man Vol Conserv Gro, Cl 2	1,323,637
Col VP Man Vol Gro, Cl 2	17,557,858
Col VP Man Vol Mod Gro, Cl 2	11,130,447
Col VP Mid Cap Gro, Cl 2	705,641
Col VP Mid Cap Gro, Cl 3	2,904,633
Col VP Mid Cap Val, Cl 2	319,225
Col VP Mid Cap Val, Cl 3	2,467,808
Col VP Select Intl Eq, Cl 2	878,005
Col VP Select Intl Eq, Cl 3	4,094,579
Col VP Select Lg Cap Val, Cl 2	219,448
Col VP Select Lg Cap Val, Cl 3	2,004,117
Col VP Select Sm Cap Val, Cl 2	214,150
Col VP Select Sm Cap Val, Cl 3	2,106,885
Col VP Strategic Inc, Cl 2	330,054
Col VP US Eq, Cl 2	174,134
Col VP US Govt Mtge, Cl 2	89,984
Col VP US Govt Mtge, Cl 3	3,140,246
CS Commodity Return	1,521,125
Deutsche Alt Asset Alloc VIP, Cl B	697,738
EV VT Floating-Rate Inc	4,582,117
Fid VIP Contrafund, Serv Cl 2	19,251,165
Fid VIP Gro & Inc, Serv Cl	5,093,852
Fid VIP Gro & Inc, Serv Cl 2	7,719,399
Fid VIP Mid Cap, Serv Cl	15,637,371
Fid VIP Mid Cap, Serv Cl 2	22,105,272
Fid VIP Overseas, Serv Cl	2,099,805
Fid VIP Overseas, Serv Cl 2	3,373,185
Fid VIP Strategic Inc, Serv Cl 2	195,550
FTVIPT Frank Global Real Est, Cl 2	7,142,605

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	109

Division	Purchases
FTVIPT Frank Inc, Cl 2	$1,769,458
FTVIPT Frank Mutual Shares, Cl 2	5,753,178
FTVIPT Frank Sm Cap Val, Cl 2	9,694,498
FTVIPT Temp Global Bond, Cl 2	2,318,862
GS VIT Mid Cap Val, Inst	15,917,426
GS VIT Multi-Strategy Alt, Advisor	575,716
GS VIT Sm Cap Eq Insights, Inst	1,143,327
GS VIT U.S. Eq Insights, Inst	8,449,295
Invesco VI Am Fran, Ser I	721,859
Invesco VI Am Fran, Ser II	2,260,582
Invesco VI Bal Risk Alloc, Ser II	2,362,792
Invesco VI Comstock, Ser II	2,202,279
Invesco VI Core Eq, Ser I	14,737,665
Invesco VI Div Divd, Ser I	3,694,721
Invesco VI Intl Gro, Ser II	4,762,236
Invesco VI Mid Cap Gro, Ser I	1,630,153
Invesco VI Mid Cap Gro, Ser II	1,538,436
Invesco VI Tech, Ser I	3,753,727
Ivy VIP Asset Strategy	2,328,841
Janus Aspen Enterprise, Serv	2,897,949
Janus Aspen Flex Bond, Serv	174,611
Janus Aspen Gbl Alloc Mod, Serv	77,888
Janus Aspen Global Tech, Serv	4,756,104
Janus Aspen Janus, Serv	4,300,263
Janus Aspen Overseas, Serv	4,343,328
Lazard Ret Global Dyn MA, Serv	1,753,998
MFS Mass Inv Gro Stock, Serv Cl	36,881,672
MFS New Dis, Serv Cl	2,157,807
MFS Utilities, Serv Cl	6,495,429
MS UIF Global Real Est, Cl II	2,299,472
MS UIF Mid Cap Gro, Cl II	2,406,549
NB AMT Abs Return Multi-Mgr, Cl S	421,296
NB AMT Soc Responsive, Cl S	31,197
Oppen Global VA, Serv	5,301,357
Oppen Global Strategic Inc VA, Srv	7,157,234
Oppen Main St Sm Cap VA, Serv	6,539,408
PIMCO VIT All Asset, Advisor Cl	2,512,372
PIMCO VIT Glb MA Man Alloc, Adv Cl	42,538
PIMCO VIT Tot Return, Advisor Cl	1,302,102
Put VT Global Hlth Care, Cl IB	12,743,919
Put VT Hi Yield, Cl IB	968,176
Put VT Intl Eq, Cl IB	1,852,519
Put VT Multi-Cap Gro, Cl IA	2,767,329
Put VT Multi-Cap Gro, Cl IB	1,355,876
Royce Micro-Cap, Invest Cl	2,656,056
Third Ave Val	1,741,377
VanEck VIP Global Gold, Cl S	580,993

Division	Purchases
VP Aggr, Cl 2	$39,168,663
VP Aggr, Cl 4	36,399,627
VP AC Div Bond, Cl 2	47,608
VP AQR Man Fut Strategy, Cl 2	296,411
VP BR Gl Infl Prot Sec, Cl 2	79,533
VP BR Gl Infl Prot Sec, Cl 3	6,791,786
VP Col Wanger Intl Eq, Cl 2	823,583
VP Conserv, Cl 2	4,401,233
VP Conserv, Cl 4	4,538,441
VP DFA Intl Val, Cl 2	319,514
VP EV Floating Rate Inc, Cl 2	238,673
VP MS Adv, Cl 2	88,021
VP Oppen Intl Gro, Cl 2	729,435
VP JPM Core Bond, Cl 2	27,200
VP Jennison Mid Cap Gro, Cl 2	309,886
VP Loomis Sayles Gro, Cl 2	66,818
VP MFS Val, Cl 2	264,329
VP Mod, Cl 2	33,955,091
VP Mod, Cl 4	42,912,174
VP Mod Aggr, Cl 2	67,993,478
VP Mod Aggr, Cl 4	85,956,902
VP Mod Conserv, Cl 2	9,117,615
VP Mod Conserv, Cl 4	6,748,398
VP MS Global Real Est, Cl 2	792,774
VP Multi-Mgr Div Inc, Cl 2	168,866
VP Multi-Mgr Int Rate Adapt, Cl 2	390,695
VP NFJ Divd Val, Cl 2	75,092
VP Nuveen Winslow Lg Cap Gro, Cl 2	80,815
VP Ptnrs Sm Cap Gro, Cl 2	36,292
VP Ptnrs Sm Cap Val, Cl 2	85,939
VP Ptnrs Sm Cap Val, Cl 3	2,330,829
VP Pyramis Intl Eq, Cl 2	213,217
VP Lazard Intl Eq Adv, Cl 2	109,552
VP MFS Blended Res Core Eq, Cl 2	94,955
VP MFS Blended Res Core Eq, Cl 3	1,129,418
VP TCW Core Plus Bond, Cl 2	7,915
VP Vty Sycamore Estb Val, Cl 2	518,944
VP Vty Sycamore Estb Val, Cl 3	3,040,455
VP WF Short Duration Govt, Cl 2	59,565
Wanger Intl	17,689,128
Wanger USA	26,011,764
WF VT Index Asset Alloc, Cl 2	2,987,881
WF VT Intl Eq, Cl 2	4,710,568
WF VT Opp, Cl 2	3,552,069
WF VT Sm Cap Gro, Cl 2	7,259,013
WA Var Global Hi Yd Bond, Cl II	21,780

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.06	$—	$—	$1.74	$0.75
0.20%	0.99	—	—	—	0.61
0.30%	0.99	1.48	1.24	1.73	0.61
0.45%	0.99	2.55	1.70	3.00	0.60
0.65%	—	—	—	—	—
0.90%	0.98	1.96	1.56	1.74	0.60

110	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$1.48	$1.19
0.20%	—	—	—	—	0.98
0.30%	—	1.21	—	1.42	0.98
0.45%	2.02	1.21	2.38	1.40	0.98
0.65%	—	—	—	—	—
0.90%	1.11	1.76	2.56	2.16	0.97

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$1.40	$1.00	$—	$0.59
0.20%	—	—	—	—	—
0.30%	1.26	1.36	—	0.99	—
0.45%	2.05	2.29	—	0.97	—
0.65%	—	1.90	—	1.07	—
0.90%	1.49	1.62	—	1.10	—

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.00%	$1.27	$1.05	$0.98	$1.38	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	1.35
0.45%	—	—	—	—	2.34
0.65%	—	—	—	—	—
0.90%	—	—	—	—	2.27

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.00%	$1.01	$0.99	$—	$0.88	$—
0.20%	—	—	—	—	—
0.30%	—	—	0.92	—	0.87
0.45%	—	—	1.88	—	1.15
0.65%	—	—	—	—	—
0.90%	—	—	2.19	—	1.70

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.00%	$1.13	$—	$1.13	$—	$1.04
0.20%	—	—	—	—	—
0.30%	—	1.10	0.92	1.09	—
0.45%	—	2.16	0.91	1.95	—
0.65%	—	—	—	—	—
0.90%	—	2.27	0.90	1.75	—

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	111

Subaccount	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$1.24	$1.63	$—	$1.53
0.20%	—	—	—	—	—
0.30%	1.02	—	—	1.62	1.50
0.45%	1.41	—	—	3.10	2.70
0.65%	1.48	—	—	—	—
0.90%	1.79	—	—	0.95	1.54

Subaccount	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.00%	$1.55	$—	$1.01	$1.00	$0.99
0.20%	—	—	0.93	1.00	0.99
0.30%	—	1.53	0.92	1.00	0.99
0.45%	—	2.93	0.92	1.00	0.99
0.65%	—	1.95	—	—	—
0.90%	—	1.28	0.92	0.99	0.98

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$0.98	$0.99	$1.49	$—	$1.57
0.20%	0.98	0.99	—	—	—
0.30%	0.97	0.98	—	1.49	—
0.45%	0.97	0.98	—	2.99	—
0.65%	—	—	—	—	—
0.90%	0.96	0.97	—	2.04	—

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$1.28	$—	$1.56	$—
0.20%	—	—	—	—	—
0.30%	1.49	—	1.22	—	1.48
0.45%	2.88	—	1.92	—	2.78
0.65%	—	—	—	—	—
0.90%	1.86	—	1.10	—	1.74

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
0.00%	$1.63	$—	$1.05	$1.37	$1.05
0.20%	—	—	—	—	—
0.30%	—	1.57	—	—	—
0.45%	—	3.09	—	—	—
0.65%	—	—	—	—	—
0.90%	—	2.37	—	—	—

112	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$1.00	$—	$1.50
0.20%	—	—	0.92	—	—
0.30%	1.04	0.54	0.92	1.03	1.46
0.45%	1.14	0.69	0.91	1.64	2.77
0.65%	1.19	—	—	—	—
0.90%	1.37	0.46	0.91	1.19	1.51

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.00%	$—	$—	$—	$1.48	$—
0.20%	—	—	—	—	—
0.30%	—	1.42	—	1.43	—
0.45%	2.68	1.39	2.69	1.40	1.95
0.65%	—	—	—	—	—
0.90%	1.72	2.03	3.78	3.15	1.28

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.00%	$—	$1.03	$—	$1.02	$1.35
0.20%	—	—	—	0.89	—
0.30%	1.28	—	1.23	0.89	1.31
0.45%	1.26	—	2.30	0.89	2.13
0.65%	—	—	—	—	—
0.90%	1.77	—	2.55	0.88	1.83

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.00%	$1.43	$0.99	$—	$0.92	$—
0.20%	—	0.95	—	0.92	—
0.30%	1.32	0.94	1.39	0.92	—
0.45%	2.61	0.94	2.62	0.92	2.94
0.65%	—	—	—	—	—
0.90%	3.34	0.94	3.90	0.91	2.36

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$—	$—	$—	$1.01	$—
0.20%	—	—	—	0.96	—
0.30%	1.59	—	1.59	0.96	1.39
0.45%	2.76	1.53	1.52	0.96	2.62
0.65%	—	—	—	—	—
0.90%	1.57	1.51	1.49	0.95	1.31

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	113

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	—	1.51	1.18	1.51	1.50
0.45%	2.21	1.62	1.97	1.45	1.46
0.65%	—	—	—	—	—
0.90%	2.68	1.59	1.08	1.42	1.41

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.00%	$—	$0.95	$—	$1.05	$1.20
0.20%	—	0.88	—	—	—
0.30%	1.51	0.88	—	—	—
0.45%	3.05	0.88	3.31	—	—
0.65%	—	—	—	—	—
0.90%	1.88	0.87	1.29	—	—

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$1.57	$—	$1.09	$—
0.20%	—	—	—	0.99	—
0.30%	1.58	1.55	0.98	0.99	0.98
0.45%	3.35	2.72	1.60	0.99	0.98
0.65%	—	—	—	—	—
0.90%	0.92	1.55	1.23	0.98	0.98

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.00%	$—	$1.21	$—	$1.38	$0.94
0.20%	—	—	—	—	0.94
0.30%	1.28	1.15	1.20	1.35	0.94
0.45%	3.24	2.11	2.64	2.86	0.93
0.65%	—	—	—	—	—
0.90%	1.74	3.52	1.05	1.48	0.93

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	$1.55	$1.48	$1.01	$1.55	$0.95
0.20%	—	—	—	—	—
0.30%	—	1.39	1.00	1.51	0.92
0.45%	—	2.55	1.51	3.11	1.48
0.65%	—	—	—	—	—
0.90%	—	1.76	1.42	1.93	1.21

114	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	$0.99	$1.04	$—	$—	$—
0.20%	—	1.02	—	—	—
0.30%	—	1.02	1.94	—	1.24
0.45%	—	1.02	2.97	1.95	1.84
0.65%	—	—	—	—	—
0.90%	—	1.01	2.83	2.06	1.56

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.00%	$—	$—	$—	$—	$0.61
0.20%	—	—	—	—	0.58
0.30%	—	1.56	—	—	0.58
0.45%	2.79	1.89	2.07	1.99	0.58
0.65%	—	—	—	—	—
0.90%	2.43	1.85	3.04	2.56	0.57

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.00%	$1.31	$—	$1.03	$1.18	$1.02
0.20%	—	—	—	—	—
0.30%	1.27	1.27	—	—	—
0.45%	1.53	1.54	—	—	—
0.65%	—	—	—	—	—
0.90%	1.49	1.50	—	—	—

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$—	$1.25	$1.09	$—	$1.13
0.20%	—	—	—	—	—
0.30%	1.02	—	1.07	1.07	—
0.45%	1.28	—	1.22	1.22	—
0.65%	—	—	—	—	—
0.90%	1.32	—	1.19	1.19	—

Subaccount	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.00%	$1.05	$1.50	$1.23	$1.04	$1.38
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.65%	—	—	—	—	—
0.90%	—	—	—	—	—

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	115

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.00%	$1.60	$1.53	$1.20	$—	$1.25
0.20%	—	—	—	—	—
0.30%	—	—	1.17	1.17	1.22
0.45%	—	—	1.39	1.39	1.46
0.65%	—	—	—	—	—
0.90%	—	—	1.35	1.35	1.42

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.00%	$—	$1.14	$—	$1.26	$0.99
0.20%	—	—	—	—	0.98
0.30%	1.22	1.12	1.12	—	0.98
0.45%	1.46	1.30	1.30	—	0.98
0.65%	—	—	—	—	—
0.90%	1.43	1.27	1.27	—	0.97

Subaccount	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.00%	$0.98	$1.31	$1.60	$1.34	$1.32
0.20%	0.98	—	—	—	—
0.30%	0.98	—	—	—	—
0.45%	0.97	—	—	—	—
0.65%	—	—	—	—	—
0.90%	0.97	—	—	—	—

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$1.23	$0.99	$1.46	$—
0.20%	—	—	—	—	—
0.30%	1.28	—	—	—	1.42
0.45%	2.44	—	—	—	2.44
0.65%	—	—	—	—	—
0.90%	2.26	—	—	—	1.25

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.00%	$1.02	$1.58	$—	$1.01	$—
0.20%	—	—	—	—	—
0.30%	—	—	1.53	—	1.19
0.45%	—	—	2.91	—	2.38
0.65%	—	—	—	—	—
0.90%	—	—	1.95	—	2.05

116	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$1.49	$1.42
0.20%	—	—	—	—	—
0.30%	1.44	1.42	1.21	1.43	1.41
0.45%	2.94	1.38	1.67	2.87	3.11
0.65%	—	—	—	—	—
0.90%	3.13	2.13	1.62	2.36	2.60

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.00%					$0.95
0.20%					—
0.30%					—
0.45%					—
0.65%					—
0.90%					—

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	27,392	—	—	528,113	696,536
0.20%	—	—	—	—	—
0.30%	509,071	1,830,490	3,792,585	277,130	401,641
0.45%	59,031	4,595,990	11,980,420	1,108,008	2,233,321
0.65%	—	—	—	—	—
0.90%	50,110	4,469,751	12,413,729	2,885,720	2,520,005
Total	645,604	10,896,231	28,186,734	4,798,971	5,851,503

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	—	—	—	500,137	770,078
0.20%	—	—	—	—	—
0.30%	—	1,496,756	—	2,470,883	303,511
0.45%	4,887,571	2,481,652	15,546,147	8,108,020	1,695,550
0.65%	—	—	—	—	—
0.90%	3,542,168	2,184,939	6,738,710	5,160,265	3,822,531
Total	8,429,739	6,163,347	22,284,857	16,239,305	6,591,670

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	—	1,072,728	1,432,643	—	82,242
0.20%	—	—	—	—	—
0.30%	251,071	991,859	—	2,510,754	—
0.45%	2,051,026	14,476,502	—	26,085,186	—
0.65%	—	4,169,815	—	388,849	—
0.90%	1,993,159	73,890,860	—	18,225,429	—
Total	4,295,256	94,601,764	1,432,643	47,210,218	82,242

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	117

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.00%	558,587	50,449	12,836	770,867	—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	8,327,672
0.45%	—	—	—	—	41,787,072
0.65%	—	—	—	—	—
0.90%	—	—	—	—	37,965,019
Total	558,587	50,449	12,836	770,867	88,079,763

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.00%	84,222	999,044	—	201,541	—
0.20%	—	—	—	—	—
0.30%	—	—	3,115,088	—	2,545,066
0.45%	—	—	9,320,577	—	10,559,878
0.65%	—	—	—	—	—
0.90%	—	—	7,787,917	—	5,790,520
Total	84,222	999,044	20,223,582	201,541	18,895,464

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.00%	674,611	—	415,048	—	347,236
0.20%	—	—	—	—	—
0.30%	—	3,938,310	239,250	583,553	—
0.45%	—	13,390,956	2,610,075	3,438,823	—
0.65%	—	—	—	—	—
0.90%	—	10,320,239	4,866,941	4,396,969	—
Total	674,611	27,649,505	8,131,314	8,419,345	347,236

Subaccount	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	117,209	814,901	—	1,146,986
0.20%	—	—	—	—	—
0.30%	5,107,807	—	—	2,489,933	2,859,670
0.45%	32,048,144	—	—	9,674,156	12,939,307
0.65%	838,586	—	—	—	—
0.90%	25,918,962	—	—	24,240,500	16,183,537
Total	63,913,499	117,209	814,901	36,404,589	33,129,500

Subaccount	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.00%	696,420	—	164,638	—	37,921
0.20%	—	—	—	—	—
0.30%	—	3,545,158	125,125	199	89,555
0.45%	—	32,509,979	864,399	232,950	951,533
0.65%	—	1,343,213	—	—	—
0.90%	—	141,050,997	831,535	405,954	2,221,256
Total	696,420	178,449,347	1,985,697	639,103	3,300,265

118	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	3,537,374	1,309,522	511,007	—	587,262
0.20%	—	—	—	—	—
0.30%	3,517,089	715,724	—	683,916	—
0.45%	9,696,921	7,945,038	—	3,081,481	—
0.65%	—	—	—	—	—
0.90%	13,850,363	13,311,054	—	2,821,624	—
Total	30,601,747	23,281,338	511,007	6,587,021	587,262

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	—	788,646	—	460,361	—
0.20%	—	—	—	—	—
0.30%	526,667	—	1,151,442	—	506,893
0.45%	1,553,243	—	11,425,726	—	1,518,316
0.65%	—	—	—	—	—
0.90%	4,855,319	—	47,432,489	—	2,964,863
Total	6,935,229	788,646	60,009,657	460,361	4,990,072

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
0.00%	222,354	—	373,752	397,427	99,580
0.20%	—	—	—	—	—
0.30%	—	704,993	—	—	—
0.45%	—	3,376,635	—	—	—
0.65%	—	—	—	—	—
0.90%	—	2,272,456	—	—	—
Total	222,354	6,354,084	373,752	397,427	99,580

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.00%	—	—	286,816	—	1,730,986
0.20%	—	—	—	—	—
0.30%	2,130,579	778,961	41,132	1,178,270	3,955,268
0.45%	10,611,057	4,460,848	388,563	6,720,386	14,485,189
0.65%	400,688	—	—	—	—
0.90%	7,153,607	6,460,106	440,753	9,215,155	26,806,309
Total	20,295,931	11,699,915	1,157,264	17,113,811	46,977,752

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.00%	—	—	—	828,120	—
0.20%	—	—	—	—	—
0.30%	—	2,731,134	—	6,562,132	—
0.45%	12,873,795	12,060,475	26,718,199	21,462,094	6,684,133
0.65%	—	—	—	—	—
0.90%	8,656,602	4,347,601	8,815,842	9,380,065	4,563,497
Total	21,530,397	19,139,210	35,534,041	38,232,411	11,247,630

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	119

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.00%	—	275,023	—	278,936	260,729
0.20%	—	—	—	—	—
0.30%	1,676,300	—	2,812,562	92,888	1,244,973
0.45%	4,978,181	—	11,664,464	1,058,811	3,851,562
0.65%	—	—	—	—	—
0.90%	3,461,242	—	7,442,184	1,589,688	5,477,901
Total	10,115,723	275,023	21,919,210	3,020,323	10,835,165

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.00%	302,224	327,693	—	60,127	—
0.20%	—	—	—	—	—
0.30%	1,923,853	130,282	4,192,393	15,663	—
0.45%	6,599,860	1,411,136	19,136,596	238,650	1,300,106
0.65%	—	—	—	—	—
0.90%	3,647,612	1,173,516	8,899,337	401,017	552,337
Total	12,473,549	3,042,627	32,228,326	715,457	1,852,443

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	—	—	—	137,733	—
0.20%	—	—	—	—	—
0.30%	1,205,115	—	914,780	69,508	400,968
0.45%	8,573,277	5,216,738	2,863,007	1,172,561	1,813,950
0.65%	—	—	—	—	—
0.90%	11,041,051	1,600,869	2,736,257	1,114,064	3,298,479
Total	20,819,443	6,817,607	6,514,044	2,493,866	5,513,397

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	—	441,278	873,523	157,658	415,822
0.45%	21,072,169	3,301,565	6,901,862	3,309,188	1,027,898
0.65%	—	—	—	—	—
0.90%	23,872,438	3,413,811	8,756,614	1,668,464	1,142,467
Total	44,944,607	7,156,654	16,531,999	5,135,310	2,586,187

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.00%	—	566,422	—	153,825	177,157
0.20%	—	—	—	—	—
0.30%	647,750	50,992	—	—	—
0.45%	1,246,787	829,679	2,798,239	—	—
0.65%	—	—	—	—	—
0.90%	2,781,416	1,887,846	1,909,811	—	—
Total	4,675,953	3,334,939	4,708,050	153,825	177,157

120	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	—	224,606	—	128,162	—
0.20%	—	—	—	—	—
0.30%	375,735	509,223	1,492,663	517,120	1,284,649
0.45%	2,596,123	1,565,911	13,180,760	370,249	18,340,790
0.65%	—	—	—	—	—
0.90%	6,456,166	3,336,526	11,851,011	1,079,197	11,651,182
Total	9,428,024	5,636,266	26,524,434	2,094,728	31,276,621

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.00%	—	558,390	—	410,465	19,864
0.20%	—	—	—	—	—
0.30%	873,228	1,343,032	735,009	205,649	29,403
0.45%	4,122,903	4,238,944	1,911,500	962,605	164,446
0.65%	—	—	—	—	—
0.90%	3,497,242	3,105,518	5,737,004	2,295,295	299,946
Total	8,493,373	9,245,884	8,383,513	3,874,014	513,659

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	44,184	639,771	105,515	380,781	254,871
0.20%	—	—	—	—	—
0.30%	—	537,458	1,982,744	436,360	1,640,288
0.45%	—	2,339,858	12,546,472	1,933,888	5,586,258
0.65%	—	—	—	—	—
0.90%	—	4,899,668	17,420,135	4,142,943	6,237,165
Total	44,184	8,416,755	32,054,866	6,893,972	13,718,582

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	93,925	69,996	—	—	—
0.20%	—	—	—	—	—
0.30%	—	24,467	729,624	—	356,502
0.45%	—	819,542	3,886,777	2,742,305	1,319,241
0.65%	—	—	—	—	—
0.90%	—	304,574	4,708,087	1,036,681	1,220,369
Total	93,925	1,218,579	9,324,488	3,778,986	2,896,112

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.00%	—	—	—	—	71,452
0.20%	—	—	—	—	—
0.30%	—	194,598	—	—	19,332
0.45%	14,483,862	3,364,805	11,254,975	11,027,224	502,616
0.65%	—	—	—	—	—
0.90%	21,224,369	700,536	3,062,601	3,708,543	450,729
Total	35,708,231	4,259,939	14,317,576	14,735,767	1,044,129

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	121

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.00%	24,315,518	—	49,708	229,792	105,695
0.20%	—	—	—	—	—
0.30%	8,054,662	20,553,733	—	—	—
0.45%	41,471,647	74,594,031	—	—	—
0.65%	—	—	—	—	—
0.90%	50,904,269	127,341,131	—	—	—
Total	124,746,096	222,488,895	49,708	229,792	105,695

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	—	1,072,171	921,660	—	493,916
0.20%	—	—	—	—	—
0.30%	497,352	—	656,948	764,593	—
0.45%	3,992,241	—	4,462,382	5,982,278	—
0.65%	—	—	—	—	—
0.90%	3,931,474	—	6,737,436	11,852,936	—
Total	8,421,067	1,072,171	12,778,426	18,599,807	493,916

Subaccount	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.00%	478,669	141,127	771,730	37,388	353,089
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.65%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	478,669	141,127	771,730	37,388	353,089

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.00%	60,641	327,221	24,561,560	—	67,502,041
0.20%	—	—	—	—	—
0.30%	—	—	9,741,780	28,092,740	17,569,237
0.45%	—	—	83,808,146	175,391,597	93,384,338
0.65%	—	—	—	—	—
0.90%	—	—	124,288,962	274,184,464	158,544,979
Total	60,641	327,221	242,400,448	477,668,801	337,000,595

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.00%	—	1,882,867	—	920,204	4,332
0.20%	—	—	—	—	—
0.30%	63,488,143	445,361	3,085,414	—	17,063
0.45%	243,729,027	15,863,182	25,142,369	—	101,039
0.65%	—	—	—	—	—
0.90%	441,449,948	21,050,606	32,707,772	—	77,088
Total	748,667,118	39,242,016	60,935,555	920,204	199,522

122	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.00%	5,724	159,159	89,901	43,384	92,694
0.20%	—	—	—	—	—
0.30%	49,102	—	—	—	—
0.45%	190,602	—	—	—	—
0.65%	—	—	—	—	—
0.90%	277,724	—	—	—	—
Total	523,152	159,159	89,901	43,384	92,694

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
0.00%	—	204,820	120,706	54,007	—
0.20%	—	—	—	—	—
0.30%	1,483,106	—	—	—	306,136
0.45%	2,800,949	—	—	—	1,025,402
0.65%	—	—	—	—	—
0.90%	2,126,660	—	—	—	2,160,318
Total	6,410,715	204,820	120,706	54,007	3,491,856

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.00%	39,879	402,494	—	69,152	—
0.20%	—	—	—	—	—
0.30%	—	—	170,870	—	4,377,518
0.45%	—	—	875,154	—	18,792,211
0.65%	—	—	—	—	—
0.90%	—	—	1,464,977	—	17,399,419
Total	39,879	402,494	2,511,001	69,152	40,569,148

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	—	—	—	96,534	975,660
0.20%	—	—	—	—	—
0.30%	4,995,118	976,414	272,214	883,271	673,682
0.45%	17,659,607	2,145,541	8,329,880	2,320,601	2,193,173
0.65%	—	—	—	—	—
0.90%	11,217,750	1,645,190	4,519,421	2,529,421	2,579,848
Total	33,872,475	4,767,145	13,121,515	5,829,827	6,422,363

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.00%					32,651
0.20%					—
0.30%					—
0.45%					—
0.65%					—
0.90%					—
Total					32,651

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	123

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$29,121	$—	$—	$919,920	$522,388
0.20%	74	—	—	—	88
0.30%	503,954	2,715,621	4,700,906	480,599	243,247
0.45%	58,299	11,717,576	20,398,289	3,323,180	1,349,441
0.65%	—	—	—	—	—
0.90%	49,145	8,756,006	19,395,957	5,028,728	1,512,128
Total	$640,593	$23,189,203	$44,495,152	$9,752,427	$3,627,292

Subaccount	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.00%	$—	$—	$—	$740,255	$919,493
0.20%	—	—	—	—	73
0.30%	—	1,812,168	—	3,514,093	296,850
0.45%	9,863,616	3,003,015	36,946,707	11,332,323	1,654,606
0.65%	—	—	—	—	—
0.90%	3,928,959	3,838,550	17,232,614	11,139,246	3,704,168
Total	$13,792,575	$8,653,733	$54,179,321	$26,725,917	$6,575,190

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2
0.00%	$—	$1,500,272	$1,435,076	$—	$48,770
0.20%	—	—	—	—	—
0.30%	315,713	1,344,035	—	2,487,894	—
0.45%	4,198,252	33,124,012	—	25,323,087	—
0.65%	—	7,930,900	—	417,476	—
0.90%	2,976,286	119,809,037	—	20,091,378	—
Total	$7,490,251	$163,708,256	$1,435,076	$48,319,835	$48,770

Subaccount	Col VP Contrarian Core, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.00%	$709,175	$52,815	$12,611	$1,066,881	$—
0.20%	—	—	—	—	—
0.30%	—	—	—	—	11,234,568
0.45%	—	—	—	—	97,737,556
0.65%	—	—	—	—	—
0.90%	—	—	—	—	86,155,234
Total	$709,175	$52,815	$12,611	$1,066,881	$195,127,358

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.00%	$84,687	$993,720	$—	$178,344	$—
0.20%	—	—	—	—	—
0.30%	—	—	2,861,328	—	2,211,464
0.45%	—	—	17,524,594	—	12,129,043
0.65%	—	—	—	—	—
0.90%	—	—	17,018,085	—	9,850,285
Total	$84,687	$993,720	$37,404,007	$178,344	$24,190,792

124	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.00%	$764,774	$—	$466,978	$—	$362,318
0.20%	—	—	—	—	—
0.30%	—	4,341,687	219,671	637,513	—
0.45%	—	28,933,663	2,386,765	6,706,723	—
0.65%	—	—	—	—	—
0.90%	—	23,400,470	4,395,012	7,681,653	—
Total	$764,774	$56,675,820	$7,468,426	$15,025,889	$362,318

Subaccount	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$145,808	$1,330,135	$—	$1,758,373
0.20%	—	—	—	—	—
0.30%	5,215,006	—	—	4,024,140	4,278,744
0.45%	45,282,456	—	—	30,003,374	34,909,347
0.65%	1,241,451	—	—	—	—
0.90%	46,396,358	—	—	22,915,309	24,916,151
Total	$98,135,271	$145,808	$1,330,135	$56,942,823	$65,862,615

Subaccount	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2
0.00%	$1,081,500	$—	$165,600	$10	$37,712
0.20%	—	—	72	10	10
0.30%	—	5,425,860	115,702	208	88,652
0.45%	—	95,225,508	797,497	231,801	939,748
0.65%	—	2,625,823	—	—	—
0.90%	—	180,600,125	761,828	401,123	2,178,491
Total	$1,081,500	$283,877,316	$1,840,699	$633,152	$3,244,613

Subaccount	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.00%	$3,460,785	$1,294,430	$759,599	$—	$919,274
0.20%	10	10	—	—	—
0.30%	3,425,126	704,221	—	1,016,436	—
0.45%	9,421,606	7,800,040	—	9,206,868	—
0.65%	—	—	—	—	—
0.90%	13,363,084	12,975,615	—	5,755,150	—
Total	$29,670,611	$22,774,316	$759,599	$15,978,454	$919,274

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 2	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.00%	$—	$1,006,036	$—	$716,155	$—
0.20%	—	—	—	—	—
0.30%	785,284	—	1,405,089	—	749,232
0.45%	4,473,316	—	21,928,080	—	4,215,813
0.65%	—	—	—	—	—
0.90%	9,024,932	—	52,040,970	—	5,149,576
Total	$14,283,532	$1,006,036	$75,374,139	$716,155	$10,114,621

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	125

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2
0.00%	$362,268	$—	$392,509	$544,845	$104,759
0.20%	—	—	—	—	—
0.30%	—	1,108,326	—	—	—
0.45%	—	10,428,031	—	—	—
0.65%	—	—	—	—	—
0.90%	—	5,379,166	—	—	—
Total	$362,268	$16,915,523	$392,509	$544,845	$104,759

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.00%	$—	$—	$286,445	$—	$2,596,117
0.20%	—	—	68	—	—
0.30%	2,221,656	419,076	37,667	1,214,845	5,779,626
0.45%	12,046,515	3,059,790	355,010	11,041,603	40,155,895
0.65%	476,822	—	—	—	—
0.90%	9,818,836	2,974,242	399,911	10,993,221	40,605,319
Total	$24,563,829	$6,453,108	$1,079,101	$23,249,669	$89,136,957

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.00%	$—	$—	$—	$1,223,006	$—
0.20%	—	—	—	—	—
0.30%	—	3,886,469	—	9,402,936	—
0.45%	34,525,687	16,817,415	71,893,239	30,132,280	13,060,279
0.65%	—	—	—	—	—
0.90%	14,872,894	8,818,615	33,335,167	29,504,491	5,847,137
Total	$49,398,581	$29,522,499	$105,228,406	$70,262,713	$18,907,416

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.00%	$—	$282,295	$—	$285,062	$350,910
0.20%	—	—	—	66	—
0.30%	2,149,319	—	3,464,611	82,783	1,627,413
0.45%	6,294,554	—	26,779,500	941,437	8,192,097
0.65%	—	—	—	—	—
0.90%	6,135,307	—	18,961,453	1,403,686	10,019,078
Total	$14,579,180	$282,295	$49,205,564	$2,713,034	$20,189,498

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.00%	$431,246	$325,639	$—	$55,578	$—
0.20%	—	71	—	69	—
0.30%	2,542,024	123,007	5,824,806	14,411	—
0.45%	17,225,577	1,329,255	50,106,435	219,073	3,826,404
0.65%	—	—	—	—	—
0.90%	12,167,919	1,097,773	34,680,421	365,571	1,302,702
Total	$32,366,766	$2,875,745	$90,611,662	$654,702	$5,129,106

126	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.00%	$—	$—	$—	$139,649	$—
0.20%	—	—	—	71	—
0.30%	1,919,689	—	1,458,658	66,588	559,011
0.45%	23,627,139	7,982,954	4,347,115	1,120,755	4,747,061
0.65%	—	—	—	—	—
0.90%	17,373,713	2,409,598	4,080,151	1,057,527	4,322,374
Total	$42,920,541	$10,392,552	$9,885,924	$2,384,590	$9,628,446

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	—	664,889	1,034,681	238,181	623,396
0.45%	46,520,322	5,346,396	13,580,877	4,792,295	1,497,901
0.65%	—	—	—	—	—
0.90%	64,096,770	5,412,884	9,472,226	2,376,505	1,614,939
Total	$110,617,092	$11,424,169	$24,087,784	$7,406,981	$3,736,236

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.00%	$—	$535,757	$—	$162,139	$212,889
0.20%	—	65	—	—	—
0.30%	980,361	44,895	—	—	—
0.45%	3,804,719	728,793	9,274,467	—	—
0.65%	—	—	—	—	—
0.90%	5,224,969	1,646,787	2,460,659	—	—
Total	$10,010,049	$2,956,297	$11,735,126	$162,139	$212,889

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$352,885	$—	$139,965	$—
0.20%	—	—	—	73	—
0.30%	593,939	791,247	1,465,278	510,954	1,260,714
0.45%	8,700,741	4,260,463	21,120,811	364,963	17,980,015
0.65%	—	—	—	—	—
0.90%	5,971,062	5,187,869	14,596,563	1,056,444	11,382,722
Total	$15,265,742	$10,592,464	$37,182,652	$2,072,399	$30,623,451

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.00%	$—	$675,476	$—	$565,194	$18,691
0.20%	—	—	—	—	70
0.30%	1,117,626	1,547,360	882,540	277,526	27,532
0.45%	13,360,395	8,933,322	5,039,395	2,750,550	153,669
0.65%	—	—	—	—	—
0.90%	6,076,686	10,928,360	6,005,497	3,403,767	278,336
Total	$20,554,707	$22,084,518	$11,927,432	$6,997,037	$478,298

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	127

Subaccount	NB AMT Soc Responsive, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.00%	$68,543	$947,212	$106,613	$588,511	$241,296
0.20%	—	—	—	—	—
0.30%	—	748,362	1,990,219	658,407	1,516,824
0.45%	—	5,966,319	18,949,168	6,014,690	8,280,873
0.65%	—	—	—	—	—
0.90%	—	8,630,872	24,660,804	8,003,014	7,529,702
Total	$68,543	$16,292,765	$45,706,804	$15,264,622	$17,568,695

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB
0.00%	$92,738	$73,004	$—	$—	$—
0.20%	—	2,022	—	—	—
0.30%	—	24,910	1,416,182	—	442,077
0.45%	—	832,496	11,538,315	5,345,832	2,425,944
0.65%	—	—	—	—	—
0.90%	—	307,255	13,334,164	2,134,189	1,902,776
Total	$92,738	$1,239,687	$26,288,661	$7,480,021	$4,770,797

Subaccount	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S
0.00%	$—	$—	$—	$—	$43,929
0.20%	—	—	—	—	77
0.30%	—	304,251	—	—	11,163
0.45%	40,392,138	6,371,104	23,346,673	21,934,506	289,576
0.65%	—	—	—	—	—
0.90%	51,615,715	1,295,483	9,313,829	9,488,324	257,878
Total	$92,007,853	$7,970,838	$32,660,502	$31,422,830	$602,623

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2
0.00%	$31,874,010	$—	$51,392	$270,632	$107,743
0.20%	—	—	—	—	—
0.30%	10,262,408	26,199,565	—	—	—
0.45%	63,597,083	114,537,707	—	—	—
0.65%	—	—	—	—	—
0.90%	76,050,243	190,483,558	—	—	—
Total	$181,783,744	$331,220,830	$51,392	$270,632	$107,743

Subaccount	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2
0.00%	$—	$1,340,157	$1,006,976	$—	$558,998
0.20%	—	—	—	—	—
0.30%	505,013	—	703,673	818,972	—
0.45%	5,116,448	—	5,441,972	7,295,892	—
0.65%	—	—	—	—	—
0.90%	5,189,752	—	8,004,781	14,081,628	—
Total	$10,811,213	$1,340,157	$15,157,402	$22,196,492	$558,998

128	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Subaccount	VP EV Floating Rate Inc, Cl 2	VP MS Adv, Cl 2	VP Oppen Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.00%	$502,931	$210,992	$946,245	$38,843	$486,747
0.20%	—	—	—	—	—
0.30%	—	—	—	—	—
0.45%	—	—	—	—	—
0.65%	—	—	—	—	—
0.90%	—	—	—	—	—
Total	$502,931	$210,992	$946,245	$38,843	$486,747

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.00%	$97,008	$499,398	$29,391,885	$—	$84,449,127
0.20%	—	—	—	—	—
0.30%	—	—	11,376,896	32,799,079	21,398,889
0.45%	—	—	116,348,658	243,837,243	136,563,335
0.65%	—	—	—	—	—
0.90%	—	—	168,088,689	371,336,815	225,862,342
Total	$97,008	$499,398	$325,206,128	$647,973,137	$468,273,693

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.00%	$—	$2,153,718	$—	$1,161,145	$4,342
0.20%	—	—	—	—	74
0.30%	77,304,767	498,644	3,451,064	—	16,739
0.45%	356,890,911	20,661,580	32,797,243	—	98,883
0.65%	—	—	—	—	—
0.90%	629,733,413	26,708,918	41,562,779	—	74,913
Total	$1,063,929,091	$50,022,860	$77,811,086	$1,161,145	$194,951

Subaccount	VP Multi- Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.00%	$5,615	$208,114	$143,448	$58,119	$121,949
0.20%	73	—	—	—	—
0.30%	47,943	—	—	—	—
0.45%	185,676	—	—	—	—
0.65%	—	—	—	—	—
0.90%	268,654	—	—	—	—
Total	$507,961	$208,114	$143,448	$58,119	$121,949

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 2	VP MFS Blended Res Core Eq, Cl 3
0.00%	$—	$252,660	$119,458	$78,794	$—
0.20%	—	—	—	—	—
0.30%	1,892,757	—	—	—	433,476
0.45%	6,836,979	—	—	—	2,506,653
0.65%	—	—	—	—	—
0.90%	4,810,127	—	—	—	2,701,365
Total	$13,539,863	$252,660	$119,458	$78,794	$5,641,494

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	129

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Sycamore Estb Val, Cl 2	VP Vty Sycamore Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.00%	$40,790	$636,812	$—	$69,620	$—
0.20%	—	—	—	—	—
0.30%	—	—	261,030	—	5,220,025
0.45%	—	—	2,545,108	—	44,804,337
0.65%	—	—	—	—	—
0.90%	—	—	2,860,690	—	35,610,252
Total	$40,790	$636,812	$5,666,828	$69,620	$85,634,614

Subaccount	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%	$—	$—	$—	$143,522	$1,387,949
0.20%	—	—	—	—	—
0.30%	7,173,153	1,381,979	328,387	1,261,838	949,287
0.45%	51,987,135	2,957,634	13,926,177	6,671,262	6,814,210
0.65%	—	—	—	—	—
0.90%	35,113,953	3,500,757	7,324,885	5,958,289	6,709,806
Total	$94,274,241	$7,840,370	$21,579,449	$14,034,911	$15,861,252

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.00%					$30,989
0.20%					—
0.30%					—
0.45%					—
0.65%					—
0.90%					—
Total					$30,989

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	646	$1.06	to	$0.98	$641	0.72%	0.00%	to	0.90%	(1.30%)		to	(2.19%)
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%		to	(0.44	%)(11)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(10)	to	1.30	%(10)
AB VPS Gro & Inc, Cl B
2015	10,896	$1.48	to	$1.96	$23,189	1.18%	0.30%	to	0.90%	1.12%		to	0.52%
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%		to	8.31%
2013	12,846	$1.35	to	$1.80	$23,933	1.10%	0.30%	to	0.90%	34.19%		to	33.39%
2012	13,171	$1.00	to	$1.35	$18,014	1.34%	0.30%	to	0.90%	1.33	%(8)	to	16.19%
2011	13,733	$1.48	to	$1.16	$16,063	1.09%	0.45%	to	0.90%	5.60%		to	5.12%
AB VPS Intl Val, Cl B
2015	28,187	$1.24	to	$1.56	$44,495	2.23%	0.30%	to	0.90%	2.10%		to	1.48%
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	29,802	$1.30	to	$1.66	$49,998	5.92%	0.30%	to	0.90%	22.36%		to	21.63%
2012	31,933	$1.06	to	$1.37	$44,049	1.38%	0.30%	to	0.90%	7.63	%(8)	to	13.17%
2011	34,962	$1.29	to	$1.21	$42,487	3.82%	0.45%	to	0.90%	(19.80%)		to	(20.16%)

130	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Lg Cap Gro, Cl B
2015	4,799	$1.74	to	$1.74	$9,752	—	0.00%	to	0.90%	10.86%		to	9.86%
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	2,444	$1.38	to	$1.41	$3,893	—	0.00%	to	0.90%	37.00%		to	35.77%
2012	2,641	$1.01	to	$1.04	$3,005	0.03%	0.00%	to	0.90%	(1.17	%)(7)	to	15.08%
2011	2,719	$1.52	to	$0.90	$2,716	0.09%	0.45%	to	0.90%	(3.71%)		to	(4.14%)
ALPS Alerian Engy Infr, Class III
2015	5,852	$0.75	to	$0.60	$3,627	0.85%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%		to	(5.82	%)(11)
2013	5	$1.08	to	$1.08	$5	—	0.00%	to	0.00%	3.37	%(10)	to	3.37	%(10)
AC VP Intl, Cl I
2015	8,430	$2.02	to	$1.11	$13,793	0.37%	0.45%	to	0.90%	0.31%		to	(0.14%)
2014	9,148	$2.01	to	$1.11	$14,662	1.68%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	9,612	$2.14	to	$1.19	$16,286	1.68%	0.45%	to	0.90%	21.86%		to	21.31%
2012	10,268	$1.76	to	$0.98	$14,004	0.87%	0.45%	to	0.90%	20.62%		to	20.07%
2011	13,329	$1.46	to	$0.81	$13,504	1.44%	0.45%	to	0.90%	(12.44%)		to	(12.83%)
AC VP Intl, Cl II
2015	6,163	$1.21	to	$1.76	$8,654	0.21%	0.30%	to	0.90%	0.21%		to	(0.39%)
2014	5,877	$1.21	to	$1.76	$8,723	1.53%	0.30%	to	0.90%	(5.94%)		to	(6.50%)
2013	5,391	$1.28	to	$1.89	$9,534	1.53%	0.30%	to	0.90%	21.89%		to	21.16%
2012	5,184	$1.05	to	$1.56	$8,070	0.69%	0.30%	to	0.90%	6.14	%(8)	to	19.92%
2011	5,331	$1.30	to	$1.30	$6,922	1.24%	0.90%	to	0.90%	(12.97%)		to	(12.97%)
AC VP Val, Cl I
2015	22,285	$2.38	to	$2.56	$54,179	2.12%	0.45%	to	0.90%	(4.31%)		to	(4.75%)
2014	24,588	$2.48	to	$2.68	$62,619	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	26,851	$2.21	to	$2.40	$60,881	1.65%	0.45%	to	0.90%	31.14%		to	30.55%
2012	29,440	$1.68	to	$1.84	$51,154	1.91%	0.45%	to	0.90%	14.06%		to	13.55%
2011	33,253	$1.48	to	$1.62	$51,551	2.02%	0.45%	to	0.90%	0.56%		to	0.11%
AC VP Val, Cl II
2015	16,239	$1.48	to	$2.16	$26,726	1.97%	0.00%	to	0.90%	(4.02%)		to	(4.88%)
2014	16,399	$1.54	to	$2.27	$30,399	1.39%	0.00%	to	0.90%	12.89%		to	11.88%
2013	15,793	$1.37	to	$2.03	$29,107	1.50%	0.00%	to	0.90%	31.48%		to	30.30%
2012	14,204	$1.04	to	$1.56	$22,101	1.78%	0.00%	to	0.90%	1.19	%(7)	to	13.55%
2011	14,656	$1.37	to	$1.37	$20,093	1.89%	0.90%	to	0.90%	(0.04%)		to	(0.04%)
BlackRock Global Alloc, Cl III
2015	6,592	$1.19	to	$0.97	$6,575	1.62%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%		to	(2.06	%)(11)
2013	171	$1.18	to	$1.18	$203	1.81%	0.00%	to	0.00%	14.41%		to	14.41%
2012	17	$1.03	to	$1.03	$18	24.21%	0.00%	to	0.00%	1.69	%(7)	to	1.69	%(7)
Calvert VP SRI Bal, Cl I
2015	4,295	$1.26	to	$1.49	$7,490	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%		to	8.68%
2013	4,601	$1.18	to	$1.42	$7,428	1.06%	0.30%	to	0.90%	17.65%		to	16.95%
2012	5,009	$1.00	to	$1.21	$6,642	1.19%	0.30%	to	0.90%	0.72	%(8)	to	9.52%
2011	5,586	$1.49	to	$1.11	$6,573	1.28%	0.45%	to	0.90%	4.10%		to	3.63%
Col VP Bal, Cl 3
2015	94,602	$1.40	to	$1.62	$163,708	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	106,368	$1.25	to	$1.47	$164,893	—	0.00%	to	0.90%	21.44%		to	20.35%
2012	114,820	$1.03	to	$1.22	$147,059	—	0.00%	to	0.90%	1.44	%(7)	to	13.23%
2011	129,362	$1.50	to	$1.08	$145,354	—	0.45%	to	0.90%	1.93%		to	1.47%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	131

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 2
2015	1,433	$1.00	to	$1.00	$1,435	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2014	804	$1.00	to	$1.00	$807	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2013	391	$1.00	to	$1.00	$393	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2012	175	$1.00	to	$1.00	$177	0.01%	0.00%	to	0.00%	0.00	%(7)	to	0.00	%(7)
Col VP Govt Money Mkt, Cl 3
2015	47,210	$0.99	to	$1.10	$48,320	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	57,235	$1.00	to	$1.12	$60,526	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.88%)
2012	62,789	$1.00	to	$1.13	$67,443	0.01%	0.30%	to	0.90%	(0.05	%)(8)	to	(0.88%)
2011	73,316	$0.99	to	$1.14	$80,169	0.01%	0.45%	to	0.90%	(0.44%)		to	(0.89%)
Col VP Commodity Strategy, Cl 2
2015	82	$0.59	to	$0.59	$49	—	0.00%	to	0.00%	(23.77%)		to	(23.77%)
2014	24	$0.78	to	$0.78	$18	—	0.00%	to	0.00%	(21.46%)		to	(21.46%)
2013	0	$0.99	to	$0.99	$0	—	0.00%	to	0.00%	(2.10	%)(10)	to	(2.10	%)(10)
Col VP Contrarian Core, Cl 2
2015	559	$1.27	to	$1.27	$709	—	0.00%	to	0.00%	2.73%		to	2.73%
2014	159	$1.24	to	$1.24	$196	—	0.00%	to	0.00%	12.83%		to	12.83%
2013	8	$1.10	to	$1.10	$9	—	0.00%	to	0.00%	6.66	%(10)	to	6.66	%(10)
Col VP Long Govt/Cr Bond, Cl 2
2015	50	$1.05	to	$1.05	$53	1.68%	0.00%	to	0.00%	(0.22%)		to	(0.22%)
2014	27	$1.05	to	$1.05	$28	0.53%	0.00%	to	0.00%	5.25%		to	5.25%
2013	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.62	%)(10)	to	(0.62	%)(10)
Col VP Div Abs Return, Cl 2
2015	13	$0.98	to	$0.98	$13	—	0.00%	to	0.00%	(0.83%)		to	(0.83%)
2014	5	$0.99	to	$0.99	$5	—	0.00%	to	0.00%	(1.94%)		to	(1.94%)
2013	1	$1.01	to	$1.01	$1	—	0.00%	to	0.00%	0.41	%(10)	to	0.41	%(10)
Col VP Divd Opp, Cl 2
2015	771	$1.38	to	$1.38	$1,067	—	0.00%	to	0.00%	(2.89%)		to	(2.89%)
2014	704	$1.43	to	$1.43	$1,003	—	0.00%	to	0.00%	9.79%		to	9.79%
2013	410	$1.30	to	$1.30	$532	—	0.00%	to	0.00%	26.53%		to	26.53%
2012	12	$1.03	to	$1.03	$13	—	0.00%	to	0.00%	0.99	%(7)	to	0.99	%(7)
Col VP Divd Opp, Cl 3
2015	88,080	$1.35	to	$2.27	$195,127	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	103,365	$1.27	to	$2.16	$222,854	—	0.30%	to	0.90%	26.34%		to	25.58%
2012	110,137	$1.01	to	$1.72	$190,556	—	0.30%	to	0.90%	1.59	%(8)	to	12.96%
2011	126,361	$1.54	to	$1.52	$193,142	—	0.45%	to	0.90%	(5.43%)		to	(5.86%)
Col VP Emerg Mkts Bond, Cl 2
2015	84	$1.01	to	$1.01	$85	1.79%	0.00%	to	0.00%	(1.31%)		to	(1.31%)
2014	82	$1.02	to	$1.02	$83	6.57%	0.00%	to	0.00%	1.44%		to	1.44%
2013	5	$1.00	to	$1.00	$5	18.96%	0.00%	to	0.00%	(2.03	%)(10)	to	(2.03	%)(10)
Col VP Emer Mkts, Cl 2
2015	999	$0.99	to	$0.99	$994	0.11%	0.00%	to	0.00%	(9.06%)		to	(9.06%)
2014	698	$1.09	to	$1.09	$763	0.17%	0.00%	to	0.00%	(2.40%)		to	(2.40%)
2013	360	$1.12	to	$1.12	$403	0.45%	0.00%	to	0.00%	(1.87%)		to	(1.87%)
2012	12	$1.14	to	$1.14	$14	0.68%	0.00%	to	0.00%	10.77	%(7)	to	10.77	%(7)
Col VP Emer Mkts, Cl 3
2015	20,224	$0.92	to	$2.19	$37,404	0.12%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	20,895	$1.04	to	$2.50	$48,359	0.58%	0.30%	to	0.90%	(2.09%)		to	(2.68%)
2012	21,618	$1.06	to	$2.57	$52,674	0.39%	0.30%	to	0.90%	7.05	%(8)	to	19.50%
2011	23,396	$1.82	to	$2.15	$48,289	1.14%	0.45%	to	0.90%	(21.37%)		to	(21.73%)

132	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Bond, Cl 2
2015	202	$0.88	to	$0.88	$178	—	0.00%	to	0.00%	(6.22%)		to	(6.22%)
2014	146	$0.94	to	$0.94	$138	—	0.00%	to	0.00%	0.60%		to	0.60%
2013	127	$0.94	to	$0.94	$119	3.07%	0.00%	to	0.00%	(7.83%)		to	(7.83%)
2012	10	$1.02	to	$1.02	$10	4.99%	0.00%	to	0.00%	1.51	%(7)	to	1.51	%(7)
Col VP Global Bond, Cl 3
2015	18,895	$0.87	to	$1.70	$24,191	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
2013	21,615	$0.92	to	$1.83	$33,218	5.73%	0.30%	to	0.90%	(7.98%)		to	(8.54%)
2012	24,398	$1.00	to	$2.00	$42,291	2.64%	0.30%	to	0.90%	0.61	%(8)	to	5.42%
2011	25,722	$1.26	to	$1.90	$43,580	2.88%	0.45%	to	0.90%	4.32%		to	3.84%
Col VP Hi Yield Bond, Cl 2
2015	675	$1.13	to	$1.13	$765	6.02%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2014	540	$1.15	to	$1.15	$621	7.02%	0.00%	to	0.00%	3.51%		to	3.51%
2013	143	$1.11	to	$1.11	$159	6.93%	0.00%	to	0.00%	5.98%		to	5.98%
2012	18	$1.05	to	$1.05	$19	—	0.00%	to	0.00%	3.31	%(7)	to	3.31	%(7)
Col VP Hi Yield Bond, Cl 3
2015	27,650	$1.10	to	$2.27	$56,676	6.04%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
2013	29,769	$1.08	to	$2.25	$64,564	6.58%	0.30%	to	0.90%	5.76%		to	5.11%
2012	31,733	$1.02	to	$2.14	$66,843	7.28%	0.30%	to	0.90%	2.37	%(8)	to	14.69%
2011	31,905	$1.75	to	$1.87	$58,824	8.24%	0.45%	to	0.90%	5.21%		to	4.73%
Col VP Inc Opp, Cl 2
2015	8,131	$1.13	to	$0.90	$7,468	9.14%	0.00%	to	0.90%	(1.21%)		to	(2.10%)
2014	9,087	$1.14	to	$0.92	$8,490	—	0.00%	to	0.90%	3.68%		to	2.75%
2013	9,162	$1.10	to	$0.90	$8,256	8.61%	0.00%	to	0.90%	5.01%		to	0.89	%(9)
2012	0	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	3.16	%(7)	to	3.16	%(7)
Col VP Inc Opp, Cl 3
2015	8,419	$1.09	to	$1.75	$15,026	8.97%	0.30%	to	0.90%	(1.31%)		to	(1.91%)
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	10,334	$1.07	to	$1.73	$18,276	12.91%	0.30%	to	0.90%	4.71%		to	4.08%
2012	12,297	$1.02	to	$1.66	$21,006	6.53%	0.30%	to	0.90%	2.09	%(8)	to	13.76%
2011	11,168	$1.60	to	$1.46	$16,655	9.12%	0.45%	to	0.90%	5.79%		to	5.31%
Col VP Inter Bond, Cl 2
2015	347	$1.04	to	$1.04	$362	1.08%	0.00%	to	0.00%	(0.05%)		to	(0.05%)
2014	261	$1.04	to	$1.04	$272	2.41%	0.00%	to	0.00%	5.20%		to	5.20%
2013	175	$0.99	to	$0.99	$173	4.02%	0.00%	to	0.00%	(2.44%)		to	(2.44%)
2012	7	$1.02	to	$1.02	$7	—	0.00%	to	0.00%	1.72	%(7)	to	1.72	%(7)
Col VP Inter Bond, Cl 3
2015	63,913	$1.02	to	$1.79	$98,135	1.33%	0.30%	to	0.90%	(0.12%)		to	(0.74%)
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
2013	73,135	$0.97	to	$1.73	$114,414	4.42%	0.30%	to	0.90%	(2.68%)		to	(3.27%)
2012	90,171	$1.00	to	$1.79	$148,622	3.84%	0.30%	to	0.90%	0.04	%(8)	to	6.59%
2011	91,587	$1.30	to	$1.68	$144,170	4.50%	0.45%	to	0.90%	6.21%		to	5.72%
Col VP Intl Opp, Cl 2
2015	117	$1.24	to	$1.24	$146	0.39%	0.00%	to	0.00%	(0.03%)		to	(0.03%)
2014	54	$1.24	to	$1.24	$67	0.03%	0.00%	to	0.00%	(5.09%)		to	(5.09%)
2013	34	$1.31	to	$1.31	$44	0.97%	0.00%	to	0.00%	20.39%		to	20.39%
2012	4	$1.09	to	$1.09	$4	15.02%	0.00%	to	0.00%	6.92	%(7)	to	6.92	%(7)
Col VP Lg Cap Gro, Cl 2
2015	815	$1.63	to	$1.63	$1,330	—	0.00%	to	0.00%	8.80%		to	8.80%
2014	416	$1.50	to	$1.50	$623	—	0.00%	to	0.00%	13.92%		to	13.92%
2013	187	$1.32	to	$1.32	$246	—	0.00%	to	0.00%	30.00%		to	30.00%
2012	21	$1.01	to	$1.01	$21	—	0.00%	to	0.00%	(0.50	%)(7)	to	(0.50	%)(7)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	133

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2015	36,405	$1.62	to	$0.95	$56,943	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	43,195	$1.31	to	$0.77	$47,219	—	0.30%	to	0.90%	29.88%		to	29.09%
2012	51,835	$1.01	to	$0.60	$40,678	—	0.30%	to	0.90%	1.88	%(8)	to	19.07%
2011	61,060	$1.62	to	$0.50	$37,920	—	0.45%	to	0.90%	(3.66%)		to	(4.10%)
Col VP Lg Cap Index, Cl 3
2015	33,130	$1.53	to	$1.54	$65,863	—	0.00%	to	0.90%	0.86%		to	(0.04%)
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	30,774	$1.34	to	$1.37	$51,930	—	0.00%	to	0.90%	31.75%		to	30.57%
2012	31,468	$1.02	to	$1.05	$39,404	—	0.00%	to	0.90%	(0.10	%)(7)	to	14.50%
2011	35,680	$1.58	to	$0.92	$36,940	—	0.45%	to	0.90%	1.17%		to	0.71%
Col VP Disciplined Core, Cl 2
2015	696	$1.55	to	$1.55	$1,081	—	0.00%	to	0.00%	0.62%		to	0.62%
2014	588	$1.54	to	$1.54	$907	—	0.00%	to	0.00%	15.09%		to	15.09%
2013	106	$1.34	to	$1.34	$142	—	0.00%	to	0.00%	33.48%		to	33.48%
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(1.24	%)(7)	to	(1.24	%)(7)
Col VP Disciplined Core, Cl 3
2015	178,449	$1.53	to	$1.28	$283,877	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	215,895	$1.33	to	$1.12	$292,032	—	0.30%	to	0.90%	33.26%		to	32.45%
2012	245,142	$1.00	to	$0.85	$245,254	—	0.30%	to	0.90%	0.52	%(8)	to	12.84%
2011	282,660	$1.69	to	$0.75	$242,319	—	0.45%	to	0.90%	4.76%		to	4.28%
Col VP Limited Duration Cr, Cl 2
2015	1,986	$1.01	to	$0.92	$1,841	5.40%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%		to	(1.92	%)(11)
2013	7	$1.03	to	$1.03	$7	0.20%	0.00%	to	0.00%	1.19%		to	1.19%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	1.33	%(7)	to	1.33	%(7)
Col VP Man Vol Conserv, Cl 2
2015	639	$1.00	to	$0.99	$633	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(11)	to	0.21	%(11)
Col VP Man Vol Conserv Gro, Cl 2
2015	3,300	$0.99	to	$0.98	$3,245	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(11)	to	0.10	%(11)
Col VP Man Vol Gro, Cl 2
2015	30,602	$0.98	to	$0.96	$29,671	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(11)	to	(0.11	%)(11)
Col VP Man Vol Mod Gro, Cl 2
2015	23,281	$0.99	to	$0.97	$22,774	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(11)	to	0.12	%(11)
Col VP Mid Cap Gro, Cl 2
2015	511	$1.49	to	$1.49	$760	—	0.00%	to	0.00%	5.36%		to	5.36%
2014	119	$1.41	to	$1.41	$168	—	0.00%	to	0.00%	7.14%		to	7.14%
2013	60	$1.32	to	$1.32	$79	—	0.00%	to	0.00%	30.90%		to	30.90%
2012	2	$1.01	to	$1.01	$2	—	0.00%	to	0.00%	(1.79	%)(7)	to	(1.79	%)(7)
Col VP Mid Cap Gro, Cl 3
2015	6,587	$1.49	to	$2.04	$15,978	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	7,017	$1.32	to	$1.84	$14,814	—	0.30%	to	0.90%	30.64%		to	29.85%
2012	7,627	$1.01	to	$1.41	$12,126	—	0.30%	to	0.90%	2.57	%(8)	to	10.26%
2011	8,628	$1.84	to	$1.28	$12,265	—	0.45%	to	0.90%	(15.45%)		to	(15.83%)

134	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 2
2015	587	$1.57	to	$1.57	$919	—	0.00%	to	0.00%	(5.09%)		to	(5.09%)
2014	617	$1.65	to	$1.65	$1,018	—	0.00%	to	0.00%	12.09%		to	12.09%
2013	328	$1.47	to	$1.47	$483	—	0.00%	to	0.00%	37.59%		to	37.59%
2012	4	$1.07	to	$1.07	$4	—	0.00%	to	0.00%	3.68	%(7)	to	3.68	%(7)
Col VP Mid Cap Val, Cl 3
2015	6,935	$1.49	to	$1.86	$14,284	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	7,154	$1.41	to	$1.78	$13,857	—	0.30%	to	0.90%	37.33%		to	36.50%
2012	6,577	$1.02	to	$1.30	$9,228	—	0.30%	to	0.90%	3.62	%(8)	to	17.39%
2011	7,409	$1.69	to	$1.11	$8,777	—	0.45%	to	0.90%	(8.90%)		to	(9.31%)
Col VP Select Intl Eq, Cl 2
2015	789	$1.28	to	$1.28	$1,006	0.76%	0.00%	to	0.00%	4.94%		to	4.94%
2014	170	$1.22	to	$1.22	$207	1.70%	0.00%	to	0.00%	(8.73%)		to	(8.73%)
2013	177	$1.33	to	$1.33	$236	0.93%	0.00%	to	0.00%	22.09%		to	22.09%
2012	6	$1.09	to	$1.09	$7	7.31%	0.00%	to	0.00%	5.75	%(7)	to	5.75	%(7)
Col VP Select Intl Eq, Cl 3
2015	60,010	$1.22	to	$1.10	$75,374	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	72,951	$1.28	to	$1.16	$94,265	1.65%	0.30%	to	0.90%	21.79%		to	21.06%
2012	81,126	$1.05	to	$0.96	$85,682	1.56%	0.30%	to	0.90%	5.86	%(8)	to	16.64%
2011	93,912	$1.41	to	$0.82	$84,058	1.34%	0.45%	to	0.90%	(12.80%)		to	(13.20%)
Col VP Select Lg Cap Val, Cl 2
2015	460	$1.56	to	$1.56	$716	—	0.00%	to	0.00%	(5.16%)		to	(5.16%)
2014	504	$1.64	to	$1.64	$826	—	0.00%	to	0.00%	11.23%		to	11.23%
2013	249	$1.47	to	$1.47	$367	—	0.00%	to	0.00%	37.71%		to	37.71%
2012	1	$1.07	to	$1.07	$1	—	0.00%	to	0.00%	3.65	%(7)	to	3.65	%(7)
Col VP Select Lg Cap Val, Cl 3
2015	4,990	$1.48	to	$1.74	$10,115	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	5,992	$1.41	to	$1.67	$11,397	—	0.30%	to	0.90%	37.38%		to	36.55%
2012	3,259	$1.02	to	$1.22	$4,432	—	0.30%	to	0.90%	3.13	%(8)	to	17.41%
2011	3,618	$1.64	to	$1.04	$4,074	—	0.45%	to	0.90%	(2.13%)		to	(2.58%)
Col VP Select Sm Cap Val, Cl 2
2015	222	$1.63	to	$1.63	$362	—	0.00%	to	0.00%	(3.30%)		to	(3.30%)
2014	135	$1.69	to	$1.69	$227	—	0.00%	to	0.00%	5.79%		to	5.79%
2013	126	$1.59	to	$1.59	$200	—	0.00%	to	0.00%	48.22%		to	48.22%
2012	1	$1.07	to	$1.07	$1	—	0.00%	to	0.00%	3.00	%(7)	to	3.00	%(7)
Col VP Select Sm Cap Val, Cl 3
2015	6,354	$1.57	to	$2.37	$16,916	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%		to	5.02%
2013	7,591	$1.54	to	$2.35	$19,599	—	0.30%	to	0.90%	47.95%		to	47.05%
2012	7,585	$1.04	to	$1.60	$13,193	—	0.30%	to	0.90%	5.93	%(8)	to	16.70%
2011	9,163	$1.75	to	$1.37	$13,371	—	0.45%	to	0.90%	(8.92%)		to	(9.34%)
Col VP Strategic Inc, Cl 2
2015	374	$1.05	to	$1.05	$393	34.70%	0.00%	to	0.00%	(1.93%)		to	(1.93%)
2014	245	$1.07	to	$1.07	$262	3.32%	0.00%	to	0.00%	3.41%		to	3.41%
2013	99	$1.04	to	$1.04	$102	4.58%	0.00%	to	0.00%	0.12%		to	0.12%
2012	6	$1.03	to	$1.03	$6	9.04%	0.00%	to	0.00%	2.63	%(7)	to	2.63	%(7)
Col VP US Eq, Cl 2
2015	397	$1.37	to	$1.37	$545	—	0.00%	to	0.00%	(6.59%)		to	(6.59%)
2014	348	$1.47	to	$1.47	$511	—	0.00%	to	0.00%	3.04%		to	3.04%
2013	163	$1.42	to	$1.42	$233	—	0.00%	to	0.00%	34.72%		to	34.72%
2012	13	$1.06	to	$1.06	$14	—	0.00%	to	0.00%	1.97	%(7)	to	1.97	%(7)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	135

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 2
2015	100	$1.05	to	$1.05	$105	2.50%	0.00%	to	0.00%	1.19%		to	1.19%
2014	48	$1.04	to	$1.04	$50	1.65%	0.00%	to	0.00%	5.57%		to	5.57%
2013	9	$0.98	to	$0.98	$9	0.50%	0.00%	to	0.00%	(1.99%)		to	(1.99%)
2012	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	0.38	%(7)	to	0.38	%(7)
Col VP US Govt Mtge, Cl 3
2015	20,296	$1.04	to	$1.37	$24,564	2.85%	0.30%	to	0.90%	0.92%		to	0.30%
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%		to	4.83%
2013	24,967	$0.98	to	$1.31	$29,657	0.63%	0.30%	to	0.90%	(2.25%)		to	(2.84%)
2012	28,888	$1.00	to	$1.34	$36,192	0.92%	0.30%	to	0.90%	0.24	%(8)	to	0.70%
2011	30,293	$1.08	to	$1.33	$38,244	0.88%	0.45%	to	0.90%	0.93%		to	0.47%
CS Commodity Return
2015	11,700	$0.54	to	$0.46	$6,453	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	13,038	$0.87	to	$0.75	$11,298	—	0.30%	to	0.90%	(10.54%)		to	(11.08%)
2012	13,912	$0.97	to	$0.85	$13,294	—	0.30%	to	0.90%	(0.90	%)(8)	to	(2.98%)
2011	14,525	$1.28	to	$0.87	$13,973	2.51%	0.45%	to	0.90%	(13.04%)		to	(13.43%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	1,157	$1.00	to	$0.91	$1,079	2.57%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%		to	(2.90	%)(11)
2013	163	$1.04	to	$1.04	$169	0.35%	0.00%	to	0.00%	0.75%		to	0.75%
2012	3	$1.03	to	$1.03	$3	—	0.00%	to	0.00%	1.54	%(7)	to	1.54	%(7)
EV VT Floating-Rate Inc
2015	17,114	$1.03	to	$1.19	$23,250	3.34%	0.30%	to	0.90%	(1.29%)		to	(1.88%)
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	26,662	$1.04	to	$1.22	$36,214	3.48%	0.30%	to	0.90%	3.54%		to	2.92%
2012	18,993	$1.01	to	$1.19	$24,634	4.19%	0.30%	to	0.90%	0.61	%(8)	to	6.36%
2011	17,423	$1.51	to	$1.11	$20,913	4.23%	0.45%	to	0.90%	2.09%		to	1.63%
Fid VIP Contrafund, Serv Cl 2
2015	46,978	$1.50	to	$1.51	$89,137	0.80%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	52,984	$1.34	to	$1.38	$86,987	0.83%	0.00%	to	0.90%	30.95%		to	29.78%
2012	58,532	$1.02	to	$1.06	$72,573	1.13%	0.00%	to	0.90%	(0.02	%)(7)	to	15.10%
2011	63,218	$1.66	to	$0.92	$65,686	0.79%	0.45%	to	0.90%	(3.22%)		to	(3.65%)
Fid VIP Gro & Inc, Serv Cl
2015	21,530	$2.68	to	$1.72	$49,399	1.97%	0.45%	to	0.90%	(2.79%)		to	(3.23%)
2014	23,992	$2.76	to	$1.78	$55,980	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	26,617	$2.51	to	$1.62	$56,285	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
2012	29,724	$1.89	to	$1.23	$46,421	2.10%	0.45%	to	0.90%	17.87%		to	17.34%
2011	36,967	$1.60	to	$1.05	$44,856	1.61%	0.45%	to	0.90%	1.12%		to	0.67%
Fid VIP Gro & Inc, Serv Cl 2
2015	19,139	$1.42	to	$2.03	$29,522	1.87%	0.30%	to	0.90%	(2.83%)		to	(3.41%)
2014	19,196	$1.46	to	$2.10	$32,466	1.54%	0.30%	to	0.90%	9.90%		to	9.24%
2013	18,470	$1.33	to	$1.92	$31,997	1.67%	0.30%	to	0.90%	32.85%		to	32.06%
2012	17,499	$1.00	to	$1.46	$25,464	2.04%	0.30%	to	0.90%	1.28	%(8)	to	17.19%
2011	18,563	$1.24	to	$1.24	$23,060	1.57%	0.90%	to	0.90%	0.45%		to	0.45%
Fid VIP Mid Cap, Serv Cl
2015	35,534	$2.69	to	$3.78	$105,228	0.39%	0.45%	to	0.90%	(1.94%)		to	(2.38%)
2014	39,106	$2.74	to	$3.87	$118,841	0.16%	0.45%	to	0.90%	5.72%		to	5.24%
2013	43,120	$2.60	to	$3.68	$125,047	0.40%	0.45%	to	0.90%	35.45%		to	34.84%
2012	48,485	$1.92	to	$2.73	$105,336	0.49%	0.45%	to	0.90%	14.23%		to	13.72%
2011	55,279	$1.68	to	$2.40	$111,708	0.14%	0.45%	to	0.90%	(11.12%)		to	(11.51%)

136	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl 2
2015	38,232	$1.48	to	$3.15	$70,263	0.25%	0.00%	to	0.90%	(1.63%)		to	(2.51%)
2014	36,082	$1.50	to	$3.23	$76,919	0.02%	0.00%	to	0.90%	6.03%		to	5.08%
2013	31,136	$1.42	to	$3.07	$78,567	0.28%	0.00%	to	0.90%	35.87%		to	34.65%
2012	27,440	$1.04	to	$2.28	$62,499	0.39%	0.00%	to	0.90%	1.19	%(7)	to	13.53%
2011	29,848	$2.01	to	$2.01	$59,948	0.02%	0.90%	to	0.90%	(11.65%)		to	(11.65%)
Fid VIP Overseas, Serv Cl
2015	11,248	$1.95	to	$1.28	$18,907	1.29%	0.45%	to	0.90%	3.03%		to	2.56%
2014	11,701	$1.90	to	$1.25	$18,883	1.22%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	12,116	$2.07	to	$1.37	$21,261	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
2012	13,537	$1.60	to	$1.06	$18,014	1.77%	0.45%	to	0.90%	20.00%		to	19.46%
2011	17,277	$1.33	to	$0.89	$17,923	1.22%	0.45%	to	0.90%	(17.60%)		to	(17.97%)
Fid VIP Overseas, Serv Cl 2
2015	10,116	$1.28	to	$1.77	$14,579	1.14%	0.30%	to	0.90%	2.99%		to	2.37%
2014	9,888	$1.25	to	$1.73	$14,573	1.11%	0.30%	to	0.90%	(8.57%)		to	(9.12%)
2013	8,952	$1.36	to	$1.91	$15,932	1.15%	0.30%	to	0.90%	29.78%		to	29.00%
2012	8,372	$1.05	to	$1.48	$12,364	1.73%	0.30%	to	0.90%	5.49	%(8)	to	19.30%
2011	8,967	$1.24	to	$1.24	$11,101	1.15%	0.90%	to	0.90%	(18.08%)		to	(18.08%)
Fid VIP Strategic Inc, Serv Cl 2
2015	275	$1.03	to	$1.03	$282	3.60%	0.00%	to	0.00%	(1.94%)		to	(1.94%)
2014	104	$1.05	to	$1.05	$109	8.98%	0.00%	to	0.00%	3.37%		to	3.37%
2013	2	$1.01	to	$1.01	$2	63.77%	0.00%	to	0.00%	0.04	%(10)	to	0.04	%(10)
FTVIPT Frank Global Real Est, Cl 2
2015	21,919	$1.23	to	$2.55	$49,206	3.22%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%		to	13.98%
2013	22,748	$1.07	to	$2.24	$48,010	4.54%	0.30%	to	0.90%	2.01%		to	1.40%
2012	23,244	$1.05	to	$2.21	$49,524	—	0.30%	to	0.90%	4.34	%(8)	to	26.27%
2011	24,298	$1.55	to	$1.75	$41,430	7.82%	0.45%	to	0.90%	(6.08%)		to	(6.50%)
FTVIPT Frank Inc, Cl 2
2015	3,020	$1.02	to	$0.88	$2,713	4.98%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%		to	(5.08	%)(11)
2013	4	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	2.68	%(10)	to	2.68	%(10)
FTVIPT Frank Mutual Shares, Cl 2
2015	10,835	$1.35	to	$1.83	$20,189	3.09%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
2013	12,025	$1.32	to	$1.83	$22,395	2.08%	0.00%	to	0.90%	28.26%		to	27.11%
2012	12,747	$1.03	to	$1.44	$18,632	2.04%	0.00%	to	0.90%	1.41	%(7)	to	13.22%
2011	13,997	$1.45	to	$1.27	$18,021	2.33%	0.45%	to	0.90%	(1.49%)		to	(1.93%)
FTVIPT Frank Sm Cap Val, Cl 2
2015	12,474	$1.43	to	$3.34	$32,367	0.63%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	12,729	$1.53	to	$3.65	$41,217	1.30%	0.00%	to	0.90%	36.24%		to	35.02%
2012	13,285	$1.12	to	$2.70	$33,052	0.78%	0.00%	to	0.90%	6.48	%(7)	to	17.32%
2011	14,868	$1.77	to	$2.30	$32,212	0.70%	0.45%	to	0.90%	(4.19%)		to	(4.62%)
FTVIPT Temp Global Bond, Cl 2
2015	3,043	$0.99	to	$0.94	$2,876	7.47%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%		to	(1.76	%)(11)
2013	2	$1.02	to	$1.02	$2	—	0.00%	to	0.00%	0.38	%(10)	to	0.38	%(10)
GS VIT Mid Cap Val, Inst
2015	32,228	$1.39	to	$3.90	$90,612	0.39%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
2013	33,561	$1.35	to	$3.84	$104,622	0.84%	0.30%	to	0.90%	32.50%		to	31.70%
2012	34,956	$1.02	to	$2.92	$86,843	1.15%	0.30%	to	0.90%	3.26	%(8)	to	17.40%
2011	37,702	$1.64	to	$2.49	$83,147	0.73%	0.45%	to	0.90%	(6.80%)		to	(7.22%)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	137

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Multi-Strategy Alt, Advisor
2015	715	$0.92	to	$0.91	$655	3.26%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(11)	to	(3.26	%)(11)
GS VIT Sm Cap Eq Insights, Inst
2015	1,852	$2.94	to	$2.36	$5,129	0.28%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	1,969	$3.01	to	$2.43	$5,565	0.76%	0.45%	to	0.90%	6.45%		to	5.97%
2013	2,243	$2.83	to	$2.29	$5,944	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
2012	2,661	$2.10	to	$1.70	$5,145	1.15%	0.45%	to	0.90%	12.32%		to	11.82%
2011	3,052	$1.87	to	$1.52	$5,072	0.80%	0.45%	to	0.90%	0.22%		to	(0.23%)
GS VIT U.S. Eq Insights, Inst
2015	20,819	$1.59	to	$1.57	$42,921	1.34%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
2013	24,171	$1.38	to	$1.38	$40,041	1.15%	0.30%	to	0.90%	37.11%		to	36.29%
2012	26,650	$1.00	to	$1.01	$31,535	1.77%	0.30%	to	0.90%	1.53	%(8)	to	13.43%
2011	31,288	$1.53	to	$0.89	$31,252	1.66%	0.45%	to	0.90%	3.58%		to	3.12%
Invesco VI Am Fran, Ser I
2015	6,818	$1.53	to	$1.51	$10,393	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	7,454	$1.46	to	$1.45	$10,879	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	8,104	$1.36	to	$1.35	$10,965	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
2012	8,702	$0.97	to	$0.97	$8,451	—	0.45%	to	0.90%	(2.80	%)(6)	to	(3.09	%)(6)
Invesco VI Am Fran, Ser II
2015	6,514	$1.59	to	$1.49	$9,886	—	0.30%	to	0.90%	4.44%		to	3.81%
2014	7,031	$1.53	to	$1.44	$10,199	—	0.30%	to	0.90%	7.84%		to	7.20%
2013	7,041	$1.42	to	$1.34	$9,464	0.25%	0.30%	to	0.90%	39.38%		to	38.54%
2012	7,392	$1.02	to	$0.97	$7,150	—	0.30%	to	0.90%	2.34	%(8)	to	(3.28	%)(6)
Invesco VI Bal Risk Alloc, Ser II
2015	2,494	$1.01	to	$0.95	$2,385	4.68%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(11)
2013	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(0.81	%)(10)	to	(0.81	%)(10)
Invesco VI Comstock, Ser II
2015	5,513	$1.39	to	$1.31	$9,628	1.66%	0.30%	to	0.90%	(6.47%)		to	(7.03%)
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
2013	5,558	$1.37	to	$1.30	$8,963	1.56%	0.30%	to	0.90%	35.24%		to	34.44%
2012	4,744	$1.01	to	$0.97	$5,475	1.47%	0.30%	to	0.90%	2.19	%(8)	to	17.85%
2011	5,384	$1.61	to	$0.82	$5,027	1.35%	0.45%	to	0.90%	(2.55%)		to	(2.98%)
Invesco VI Core Eq, Ser I
2015	44,945	$2.21	to	$2.68	$110,617	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.61%)
2014	50,013	$2.35	to	$2.88	$131,660	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	54,992	$2.19	to	$2.68	$135,066	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
2012	61,579	$1.70	to	$2.09	$118,026	0.95%	0.45%	to	0.90%	13.37%		to	12.86%
2011	70,101	$1.50	to	$1.86	$119,931	0.94%	0.45%	to	0.90%	(0.51%)		to	(0.96%)
Invesco VI Div Divd, Ser I
2015	7,157	$1.51	to	$1.59	$11,424	1.69%	0.30%	to	0.90%	1.76%		to	1.15%
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%		to	11.82%
2013	6,183	$1.32	to	$1.40	$8,690	2.45%	0.30%	to	0.90%	30.64%		to	29.86%
2012	5,252	$1.01	to	$1.08	$5,681	2.22%	0.30%	to	0.90%	1.57	%(8)	to	17.66%
2011	4,067	$0.92	to	$0.92	$3,734	—	0.45%	to	0.90%	(7.97	%)(5)	to	(8.25	%)(5)
Invesco VI Intl Gro, Ser II
2015	16,532	$1.18	to	$1.08	$24,088	1.29%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	14,387	$1.22	to	$1.13	$21,364	1.06%	0.30%	to	0.90%	18.36%		to	17.65%
2012	14,623	$1.03	to	$0.96	$18,032	1.32%	0.30%	to	0.90%	4.05	%(8)	to	14.22%
2011	14,797	$1.50	to	$0.84	$15,341	1.16%	0.45%	to	0.90%	(7.41%)		to	(7.82%)

138	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser I
2015	5,135	$1.51	to	$1.42	$7,407	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	5,522	$1.39	to	$1.33	$7,359	0.41%	0.30%	to	0.90%	36.60%		to	35.79%
2012	5,838	$1.02	to	$0.98	$5,712	—	0.30%	to	0.90%	3.11	%(8)	to	(2.32	%)(6)
Invesco VI Mid Cap Gro, Ser II
2015	2,586	$1.50	to	$1.41	$3,736	—	0.30%	to	0.90%	0.74%		to	0.14%
2014	2,614	$1.49	to	$1.41	$3,740	—	0.30%	to	0.90%	7.37%		to	6.73%
2013	2,781	$1.39	to	$1.32	$3,691	0.22%	0.30%	to	0.90%	36.19%		to	35.38%
2012	2,938	$1.02	to	$0.98	$2,870	—	0.30%	to	0.90%	3.12	%(8)	to	(2.33	%)(6)
Invesco VI Tech, Ser I
2015	4,676	$1.51	to	$1.88	$10,010	—	0.30%	to	0.90%	6.49%		to	5.86%
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	3,648	$1.28	to	$1.61	$6,620	—	0.30%	to	0.90%	24.77%		to	24.02%
2012	3,634	$1.03	to	$1.30	$5,190	—	0.30%	to	0.90%	4.41	%(8)	to	10.28%
2011	3,838	$1.88	to	$1.18	$4,858	0.19%	0.45%	to	0.90%	(5.48%)		to	(5.90%)
Ivy VIP Asset Strategy
2015	3,335	$0.95	to	$0.87	$2,956	0.36%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(11)
2013	2	$1.09	to	$1.09	$2	—	0.00%	to	0.00%	4.56	%(10)	to	4.56	%(10)
Janus Aspen Enterprise, Serv
2015	4,708	$3.31	to	$1.29	$11,735	0.53%	0.45%	to	0.90%	3.30%		to	2.84%
2014	4,672	$3.21	to	$1.25	$11,061	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	5,030	$2.87	to	$1.13	$10,478	0.36%	0.45%	to	0.90%	31.45%		to	30.86%
2012	5,888	$2.18	to	$0.86	$9,019	—	0.45%	to	0.90%	16.46%		to	15.94%
2011	6,797	$1.88	to	$0.74	$8,297	—	0.45%	to	0.90%	(2.09%)		to	(2.53%)
Janus Aspen Flex Bond, Serv
2015	154	$1.05	to	$1.05	$162	2.58%	0.00%	to	0.00%	(0.06%)		to	(0.06%)
2014	28	$1.05	to	$1.05	$30	4.84%	0.00%	to	0.00%	4.69%		to	4.69%
2013	0	$1.01	to	$1.01	$0	4.00%	0.00%	to	0.00%	0.04	%(10)	to	0.04	%(10)
Janus Aspen Gbl Alloc Mod, Serv
2015	177	$1.20	to	$1.20	$213	0.79%	0.00%	to	0.00%	(2.37%)		to	(2.37%)
2014	137	$1.23	to	$1.23	$169	3.18%	0.00%	to	0.00%	3.22%		to	3.22%
2013	85	$1.19	to	$1.19	$102	5.86%	0.00%	to	0.00%	14.69%		to	14.69%
2012	1	$1.04	to	$1.04	$1	26.57%	0.00%	to	0.00%	2.45	%(7)	to	2.45	%(7)
Janus Aspen Global Tech, Serv
2015	9,428	$1.58	to	$0.92	$15,266	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	9,857	$1.39	to	$0.82	$13,148	—	0.30%	to	0.90%	34.98%		to	34.18%
2012	10,992	$1.03	to	$0.61	$10,291	—	0.30%	to	0.90%	4.53	%(8)	to	18.08%
2011	13,225	$1.85	to	$0.52	$9,854	—	0.45%	to	0.90%	(9.07%)		to	(9.47%)
Janus Aspen Janus, Serv
2015	5,636	$1.57	to	$1.55	$10,592	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	6,166	$1.33	to	$1.34	$9,402	0.66%	0.00%	to	0.90%	30.00%		to	28.83%
2012	7,021	$1.02	to	$1.04	$8,140	0.44%	0.00%	to	0.90%	0.51	%(7)	to	17.22%
2011	7,908	$1.52	to	$0.88	$7,628	0.44%	0.45%	to	0.90%	(5.96%)		to	(6.38%)
Janus Aspen Overseas, Serv
2015	26,524	$0.98	to	$1.23	$37,183	0.50%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	32,612	$1.23	to	$1.56	$57,153	3.04%	0.30%	to	0.90%	13.94%		to	13.26%
2012	38,990	$1.08	to	$1.38	$59,610	0.60%	0.30%	to	0.90%	8.78	%(8)	to	12.16%
2011	47,186	$1.57	to	$1.23	$62,698	0.38%	0.45%	to	0.90%	(32.64%)		to	(32.94%)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	139

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Ret Global Dyn MA, Serv
2015	2,095	$1.09	to	$0.98	$2,072	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%		to	(1.84	%)(11)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(10)	to	4.16	%(10)
MFS Mass Inv Gro Stock, Serv Cl
2015	31,277	$0.98	to	$0.98	$30,623	0.60%	0.30%	to	0.90%	(1.85	%)(12)	to	(2.30	%)(12)
MFS New Dis, Serv Cl
2015	8,493	$1.28	to	$1.74	$20,555	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	11,566	$1.42	to	$1.95	$29,785	—	0.30%	to	0.90%	40.79%		to	39.95%
2012	12,669	$1.01	to	$1.40	$22,216	—	0.30%	to	0.90%	3.25	%(8)	to	19.81%
2011	14,969	$2.13	to	$1.17	$20,606	—	0.45%	to	0.90%	(10.90%)		to	(11.30%)
MFS Utilities, Serv Cl
2015	9,246	$1.21	to	$3.52	$22,085	3.86%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
2013	9,304	$1.26	to	$3.74	$27,739	2.13%	0.00%	to	0.90%	20.21%		to	19.14%
2012	9,224	$1.05	to	$3.14	$24,689	6.30%	0.00%	to	0.90%	2.59	%(7)	to	12.20%
2011	9,201	$1.64	to	$2.80	$22,794	3.10%	0.45%	to	0.90%	6.03%		to	5.55%
MS UIF Global Real Est, Cl II
2015	8,384	$1.20	to	$1.05	$11,927	2.23%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
2013	9,391	$1.08	to	$0.95	$11,297	3.67%	0.30%	to	0.90%	2.33%		to	1.71%
2012	9,566	$1.05	to	$0.93	$10,997	0.54%	0.30%	to	0.90%	4.83	%(8)	to	28.78%
2011	9,999	$1.79	to	$0.73	$8,639	3.38%	0.45%	to	0.90%	(10.56%)		to	(10.96%)
MS UIF Mid Cap Gro, Cl II
2015	3,874	$1.38	to	$1.48	$6,997	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	4,743	$1.44	to	$1.58	$8,929	0.24%	0.00%	to	0.90%	37.48%		to	36.25%
2012	5,694	$1.05	to	$1.16	$7,767	—	0.00%	to	0.90%	0.57	%(7)	to	7.51%
2011	7,498	$2.04	to	$1.08	$9,144	0.25%	0.45%	to	0.90%	(7.59%)		to	(8.00%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	514	$0.94	to	$0.93	$478	—	0.00%	to	0.90%	(5.06%)		to	(5.91%)
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(11)	to	(1.64	%)(11)
NB AMT Soc Responsive, Cl S
2015	44	$1.55	to	$1.55	$69	0.26%	0.00%	to	0.00%	(0.59%)		to	(0.59%)
2014	95	$1.56	to	$1.56	$149	0.12%	0.00%	to	0.00%	10.11%		to	10.11%
2013	28	$1.42	to	$1.42	$40	0.83%	0.00%	to	0.00%	37.41%		to	37.41%
2012	0	$1.03	to	$1.03	$1	0.16%	0.00%	to	0.00%	1.24	%(7)	to	1.24	%(7)
Oppen Global VA, Serv
2015	8,417	$1.48	to	$1.76	$16,293	1.08%	0.00%	to	0.90%	3.67%		to	2.74%
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	6,710	$1.40	to	$1.70	$12,391	1.12%	0.00%	to	0.90%	26.99%		to	25.85%
2012	5,222	$1.10	to	$1.35	$7,555	1.95%	0.00%	to	0.90%	7.07	%(7)	to	19.86%
2011	5,562	$1.60	to	$1.12	$6,607	0.99%	0.45%	to	0.90%	(8.94%)		to	(9.35%)
Oppen Global Strategic Inc VA, Srv
2015	32,055	$1.01	to	$1.42	$45,707	5.48%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
2013	37,230	$1.01	to	$1.44	$54,362	4.78%	0.00%	to	0.90%	0.00	%(10)	to	(1.26%)
2012	42,610	$1.02	to	$1.46	$63,129	5.63%	0.30%	to	0.90%	1.71	%(8)	to	12.13%
2011	43,973	$1.36	to	$1.30	$57,862	2.81%	0.45%	to	0.90%	0.20%		to	(0.25%)

140	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Main St Sm Cap VA, Serv
2015	6,894	$1.55	to	$1.93	$15,265	0.64%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	5,792	$1.47	to	$1.88	$11,940	0.69%	0.00%	to	0.90%	40.62%		to	39.36%
2012	4,577	$1.05	to	$1.35	$6,639	0.33%	0.00%	to	0.90%	1.22	%(7)	to	16.61%
2011	4,516	$1.83	to	$1.15	$5,507	0.40%	0.45%	to	0.90%	(2.82%)		to	(3.26%)
PIMCO VIT All Asset, Advisor Cl
2015	13,719	$0.95	to	$1.21	$17,569	2.95%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	23,218	$1.04	to	$1.35	$33,313	4.33%	0.00%	to	0.90%	0.11%		to	(0.79%)
2012	26,343	$1.04	to	$1.36	$38,027	5.12%	0.00%	to	0.90%	1.87	%(7)	to	13.78%
2011	22,417	$1.44	to	$1.19	$28,097	7.70%	0.45%	to	0.90%	1.47%		to	1.01%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2015	94	$0.99	to	$0.99	$93	2.13%	0.00%	to	0.00%	(0.26%)		to	(0.26%)
2014	83	$0.99	to	$0.99	$82	2.79%	0.00%	to	0.00%	4.57%		to	4.57%
2013	55	$0.95	to	$0.95	$52	3.25%	0.00%	to	0.00%	(7.91%)		to	(7.91%)
2012	1	$1.03	to	$1.03	$1	9.58%	0.00%	to	0.00%	1.03	%(7)	to	1.03	%(7)
PIMCO VIT Tot Return, Advisor Cl
2015	1,219	$1.04	to	$1.01	$1,240	5.65%	0.00%	to	0.90%	0.01%		to	(0.89%)
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%		to	0.91	%(11)
2013	10	$1.00	to	$1.00	$12	5.28%	0.00%	to	0.00%	(0.59	%)(10)	to	(0.59	%)(10)
Put VT Global Hlth Care, Cl IB
2015	9,324	$1.94	to	$2.83	$26,289	6.84%	0.30%	to	0.90%	7.46%		to	6.82%
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%		to	26.50%
2013	4,518	$1.42	to	$2.10	$9,547	0.90%	0.30%	to	0.90%	41.24%		to	40.39%
2012	2,842	$1.00	to	$1.49	$4,269	1.26%	0.30%	to	0.90%	1.44	%(8)	to	21.17%
2011	2,876	$1.27	to	$1.23	$3,558	3.35%	0.45%	to	0.90%	(1.62%)		to	(2.06%)
Put VT Hi Yield, Cl IB
2015	3,779	$1.95	to	$2.06	$7,480	6.97%	0.45%	to	0.90%	(5.77%)		to	(6.20%)
2014	4,259	$2.07	to	$2.19	$8,966	6.07%	0.45%	to	0.90%	1.11%		to	0.64%
2013	4,473	$2.05	to	$2.18	$9,355	6.90%	0.45%	to	0.90%	7.37%		to	6.89%
2012	4,877	$1.91	to	$2.04	$9,535	7.77%	0.45%	to	0.90%	15.49%		to	14.96%
2011	5,522	$1.65	to	$1.77	$9,475	7.89%	0.45%	to	0.90%	1.30%		to	0.84%
Put VT Intl Eq, Cl IB
2015	2,896	$1.24	to	$1.56	$4,771	1.10%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	2,015	$1.34	to	$1.70	$3,551	1.41%	0.30%	to	0.90%	27.69%		to	26.92%
2012	1,868	$1.05	to	$1.34	$2,518	2.17%	0.30%	to	0.90%	5.54	%(8)	to	20.82%
2011	1,936	$1.28	to	$1.11	$2,154	3.31%	0.45%	to	0.90%	(17.31%)		to	(17.68%)
Put VT Multi-Cap Gro, Cl IA
2015	35,708	$2.79	to	$2.43	$92,008	1.91%	0.45%	to	0.90%	(0.52%)		to	(0.97%)
2014	39,487	$2.80	to	$2.46	$102,461	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	42,969	$2.47	to	$2.18	$98,570	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
2012	47,458	$1.82	to	$1.61	$80,124	0.51%	0.45%	to	0.90%	16.56%		to	16.04%
2011	53,820	$1.56	to	$1.38	$77,906	0.40%	0.45%	to	0.90%	(5.30%)		to	(5.73%)
Put VT Multi-Cap Gro, Cl IB
2015	4,260	$1.56	to	$1.85	$7,971	1.67%	0.30%	to	0.90%	(0.59%)		to	(1.18%)
2014	4,347	$1.57	to	$1.87	$8,250	0.32%	0.30%	to	0.90%	13.15%		to	12.47%
2013	4,473	$1.39	to	$1.66	$7,529	0.50%	0.30%	to	0.90%	36.03%		to	35.22%
2012	4,647	$1.02	to	$1.23	$5,764	0.24%	0.30%	to	0.90%	3.17	%(8)	to	15.71%
2011	5,328	$1.07	to	$1.06	$5,687	0.26%	0.45%	to	0.90%	(5.51%)		to	(5.93%)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	141

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Royce Micro-Cap, Invest Cl
2015	14,318	$2.07	to	$3.04	$32,661	—	0.45%	to	0.90%	(12.85%)		to	(13.24%)
2014	16,104	$2.38	to	$3.51	$42,504	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	18,298	$2.48	to	$3.67	$50,797	0.51%	0.45%	to	0.90%	20.44%		to	19.90%
2012	21,116	$2.06	to	$3.06	$49,568	—	0.45%	to	0.90%	7.12%		to	6.64%
2011	23,540	$1.92	to	$2.87	$55,900	2.25%	0.45%	to	0.90%	(12.49%)		to	(12.89%)
Third Ave Val
2015	14,736	$1.99	to	$2.56	$31,423	3.32%	0.45%	to	0.90%	(9.30%)		to	(9.71%)
2014	16,404	$2.19	to	$2.83	$38,804	2.93%	0.45%	to	0.90%	3.91%		to	3.44%
2013	17,979	$2.11	to	$2.74	$41,226	3.33%	0.45%	to	0.90%	18.43%		to	17.90%
2012	19,959	$1.78	to	$2.32	$39,059	0.87%	0.45%	to	0.90%	26.76%		to	26.19%
2011	22,778	$1.41	to	$1.84	$36,904	1.73%	0.45%	to	0.90%	(21.66%)		to	(22.01%)
VanEck VIP Global Gold, Cl S
2015	1,044	$0.61	to	$0.57	$603	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(11)
2013	3	$0.86	to	$0.86	$3	—	0.00%	to	0.00%	(13.73	%)(10)	to	(13.73	%)(10)
VP Aggr, Cl 2
2015	124,746	$1.31	to	$1.49	$181,784	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	90,121	$1.25	to	$1.45	$129,640	—	0.00%	to	0.90%	20.74%		to	19.65%
2012	62,709	$1.04	to	$1.21	$76,361	—	0.00%	to	0.90%	1.55	%(7)	to	12.68%
2011	52,490	$1.09	to	$1.08	$56,645	—	0.45%	to	0.90%	(3.53%)		to	(3.97%)
VP Aggr, Cl 4
2015	222,489	$1.27	to	$1.50	$331,221	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
2013	230,663	$1.22	to	$1.45	$335,427	—	0.30%	to	0.90%	20.35%		to	19.62%
2012	209,766	$1.02	to	$1.22	$255,690	—	0.30%	to	0.90%	2.50	%(8)	to	12.66%
2011	227,782	$1.09	to	$1.08	$246,147	—	0.45%	to	0.90%	(3.35%)		to	(3.79%)
VP AC Div Bond, Cl 2
2015	50	$1.03	to	$1.03	$51	1.76%	0.00%	to	0.00%	(0.20%)		to	(0.20%)
2014	26	$1.04	to	$1.04	$27	1.02%	0.00%	to	0.00%	5.81%		to	5.81%
2013	8	$0.98	to	$0.98	$8	0.84%	0.00%	to	0.00%	(2.71%)		to	(2.71%)
2012	51	$1.01	to	$1.01	$52	—	0.00%	to	0.00%	0.81	%(7)	to	0.81	%(7)
VP AQR Man Fut Strategy, Cl 2
2015	230	$1.18	to	$1.18	$271	16.63%	0.00%	to	0.00%	(0.09%)		to	(0.09%)
2014	19	$1.18	to	$1.18	$23	1.52%	0.00%	to	0.00%	10.00%		to	10.00%
2013	3	$1.07	to	$1.07	$3	—	0.00%	to	0.00%	5.97	%(10)	to	5.97	%(10)
VP BR Gl Infl Prot Sec, Cl 2
2015	106	$1.02	to	$1.02	$108	33.24%	0.00%	to	0.00%	(1.64%)		to	(1.64%)
2014	105	$1.04	to	$1.04	$109	—	0.00%	to	0.00%	8.41%		to	8.41%
2013	68	$0.96	to	$0.96	$65	—	0.00%	to	0.00%	(5.61%)		to	(5.61%)
2012	16	$1.01	to	$1.01	$17	—	0.00%	to	0.00%	2.37	%(7)	to	2.37	%(7)
VP BR Gl Infl Prot Sec, Cl 3
2015	8,421	$1.02	to	$1.32	$10,811	37.07%	0.30%	to	0.90%	(1.78%)		to	(2.38%)
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	11,128	$0.95	to	$1.26	$13,746	—	0.30%	to	0.90%	(5.76%)		to	(6.33%)
2012	15,109	$1.01	to	$1.34	$19,996	4.35%	0.30%	to	0.90%	1.44	%(8)	to	4.66%
2011	15,016	$1.22	to	$1.28	$19,013	7.19%	0.45%	to	0.90%	9.54%		to	9.04%
VP Col Wanger Intl Eq, Cl 2
2015	1,072	$1.25	to	$1.25	$1,340	1.41%	0.00%	to	0.00%	(1.64%)		to	(1.64%)
2014	711	$1.27	to	$1.27	$903	1.87%	0.00%	to	0.00%	(4.05%)		to	(4.05%)
2013	259	$1.32	to	$1.32	$343	1.74%	0.00%	to	0.00%	22.02%		to	22.02%
2012	21	$1.09	to	$1.09	$23	1.80%	0.00%	to	0.00%	5.07	%(7)	to	5.07	%(7)

142	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2015	12,778	$1.09	to	$1.19	$15,157	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	15,876	$1.05	to	$1.16	$18,443	—	0.00%	to	0.90%	3.18%		to	2.24%
2012	23,433	$1.02	to	$1.14	$26,668	—	0.00%	to	0.90%	1.22	%(7)	to	6.30%
2011	15,302	$1.08	to	$1.07	$16,391	—	0.45%	to	0.90%	2.77%		to	2.31%
VP Conserv, Cl 4
2015	18,600	$1.07	to	$1.19	$22,196	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
2013	28,683	$1.03	to	$1.16	$33,484	—	0.30%	to	0.90%	2.79%		to	2.16%
2012	49,987	$1.01	to	$1.14	$57,008	—	0.30%	to	0.90%	0.82	%(8)	to	6.30%
2011	43,642	$1.08	to	$1.07	$46,745	—	0.45%	to	0.90%	2.77%		to	2.31%
VP DFA Intl Val, Cl 2
2015	494	$1.13	to	$1.13	$559	1.97%	0.00%	to	0.00%	(7.56%)		to	(7.56%)
2014	265	$1.22	to	$1.22	$325	2.16%	0.00%	to	0.00%	(7.70%)		to	(7.70%)
2013	81	$1.33	to	$1.33	$108	1.32%	0.00%	to	0.00%	19.79%		to	19.79%
2012	1	$1.11	to	$1.11	$1	2.65%	0.00%	to	0.00%	5.45	%(7)	to	5.45	%(7)
VP EV Floating Rate Inc, Cl 2
2015	479	$1.05	to	$1.05	$503	17.67%	0.00%	to	0.00%	(1.58%)		to	(1.58%)
2014	369	$1.07	to	$1.07	$394	4.70%	0.00%	to	0.00%	0.56%		to	0.56%
2013	215	$1.06	to	$1.06	$228	3.36%	0.00%	to	0.00%	3.92%		to	3.92%
2012	10	$1.02	to	$1.02	$10	—	0.00%	to	0.00%	1.43	%(7)	to	1.43	%(7)
VP MS Adv, Cl 2
2015	141	$1.50	to	$1.50	$211	—	0.00%	to	0.00%	6.42%		to	6.42%
2014	105	$1.40	to	$1.40	$148	—	0.00%	to	0.00%	7.04%		to	7.04%
2013	31	$1.31	to	$1.31	$41	—	0.00%	to	0.00%	30.95%		to	30.95%
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(1.65	%)(7)	to	(1.65	%)(7)
VP Oppen Intl Gro, Cl 2
2015	772	$1.23	to	$1.23	$946	1.21%	0.00%	to	0.00%	(2.54%)		to	(2.54%)
2014	438	$1.26	to	$1.26	$551	1.51%	0.00%	to	0.00%	(0.08%)		to	(0.08%)
2013	121	$1.26	to	$1.26	$153	1.12%	0.00%	to	0.00%	18.89%		to	18.89%
2012	5	$1.06	to	$1.06	$6	0.02%	0.00%	to	0.00%	3.95	%(7)	to	3.95	%(7)
VP JPM Core Bond, Cl 2
2015	37	$1.04	to	$1.04	$39	1.70%	0.00%	to	0.00%	0.54%		to	0.54%
2014	13	$1.03	to	$1.03	$14	1.60%	0.00%	to	0.00%	5.11%		to	5.11%
2013	5	$0.98	to	$0.98	$5	2.01%	0.00%	to	0.00%	(2.49%)		to	(2.49%)
2012	0	$1.01	to	$1.01	$0	—	0.00%	to	0.00%	0.91	%(7)	to	0.91	%(7)
VP Jennison Mid Cap Gro, Cl 2
2015	353	$1.38	to	$1.38	$487	—	0.00%	to	0.00%	(3.00%)		to	(3.00%)
2014	171	$1.42	to	$1.42	$243	—	0.00%	to	0.00%	9.06%		to	9.06%
2013	72	$1.30	to	$1.30	$94	—	0.00%	to	0.00%	27.69%		to	27.69%
2012	5	$1.02	to	$1.02	$5	—	0.00%	to	0.00%	(0.07	%)(7)	to	(0.07	%)(7)
VP Loomis Sayles Gro, Cl 2
2015	61	$1.60	to	$1.60	$97	—	0.00%	to	0.00%	10.30%		to	10.30%
2014	36	$1.45	to	$1.45	$52	—	0.00%	to	0.00%	12.36%		to	12.36%
2013	13	$1.29	to	$1.29	$17	—	0.00%	to	0.00%	29.39%		to	29.39%
2012	1	$1.00	to	$1.00	$1	—	0.00%	to	0.00%	(1.70	%)(7)	to	(1.70	%)(7)
VP MFS Val, Cl 2
2015	327	$1.53	to	$1.53	$499	—	0.00%	to	0.00%	(0.97%)		to	(0.97%)
2014	170	$1.54	to	$1.54	$262	—	0.00%	to	0.00%	10.10%		to	10.10%
2013	107	$1.40	to	$1.40	$149	—	0.00%	to	0.00%	35.48%		to	35.48%
2012	0	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(7)	to	1.30	%(7)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	143

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2015	242,400	$1.20	to	$1.35	$325,206	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	232,254	$1.15	to	$1.32	$305,001	—	0.00%	to	0.90%	11.36%		to	10.35%
2012	210,976	$1.03	to	$1.19	$252,677	—	0.00%	to	0.90%	1.49	%(7)	to	9.87%
2011	153,549	$1.10	to	$1.09	$167,217	—	0.45%	to	0.90%	(0.17%)		to	(0.63%)
VP Mod, Cl 4
2015	477,669	$1.17	to	$1.35	$647,973	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
2013	553,534	$1.12	to	$1.32	$732,336	—	0.30%	to	0.90%	11.10%		to	10.42%
2012	589,697	$1.01	to	$1.20	$707,076	—	0.30%	to	0.90%	1.70	%(8)	to	9.86%
2011	586,390	$1.10	to	$1.09	$639,064	—	0.45%	to	0.90%	(0.08%)		to	(0.54%)
VP Mod Aggr, Cl 2
2015	337,001	$1.25	to	$1.42	$468,274	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	273,392	$1.20	to	$1.39	$376,028	—	0.00%	to	0.90%	16.07%		to	15.03%
2012	202,457	$1.03	to	$1.21	$244,952	—	0.00%	to	0.90%	1.48	%(7)	to	11.23%
2011	159,796	$1.09	to	$1.09	$173,838	—	0.45%	to	0.90%	(1.87%)		to	(2.32%)
VP Mod Aggr, Cl 4
2015	748,667	$1.22	to	$1.43	$1,063,929	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	797,385	$1.17	to	$1.39	$1,110,942	—	0.30%	to	0.90%	15.70%		to	15.00%
2012	797,347	$1.01	to	$1.21	$967,114	—	0.30%	to	0.90%	2.09	%(8)	to	11.20%
2011	847,281	$1.10	to	$1.09	$923,094	—	0.45%	to	0.90%	(1.78%)		to	(2.22%)
VP Mod Conserv, Cl 2
2015	39,242	$1.14	to	$1.27	$50,023	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	51,404	$1.09	to	$1.24	$63,634	—	0.00%	to	0.90%	7.13%		to	6.16%
2012	56,776	$1.02	to	$1.16	$66,316	—	0.00%	to	0.90%	1.27	%(7)	to	7.77%
2011	41,194	$1.09	to	$1.08	$44,571	—	0.45%	to	0.90%	1.41%		to	0.94%
VP Mod Conserv, Cl 4
2015	60,936	$1.12	to	$1.27	$77,811	—	0.30%	to	0.90%	(0.59%)		to	(1.20%)
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	91,216	$1.08	to	$1.24	$113,393	—	0.30%	to	0.90%	6.79%		to	6.14%
2012	124,926	$1.01	to	$1.17	$146,277	—	0.30%	to	0.90%	1.22	%(8)	to	7.84%
2011	111,222	$1.09	to	$1.08	$120,576	—	0.45%	to	0.90%	1.50%		to	1.03%
VP MS Global Real Est, Cl 2
2015	920	$1.26	to	$1.26	$1,161	6.25%	0.00%	to	0.00%	(1.21%)		to	(1.21%)
2014	705	$1.28	to	$1.28	$900	2.02%	0.00%	to	0.00%	13.81%		to	13.81%
2013	235	$1.12	to	$1.12	$263	5.82%	0.00%	to	0.00%	3.04%		to	3.04%
2012	17	$1.09	to	$1.09	$19	—	0.00%	to	0.00%	6.38	%(7)	to	6.38	%(7)
VP Multi-Mgr Div Inc, Cl 2
2015	200	$0.99	to	$0.97	$195	3.57%	0.00%	to	0.90%	(0.92%)		to	(1.81%)
2014	85	$0.99	to	$0.99	$85	1.08%	0.00%	to	0.90%	(0.66	%)(11)	to	(1.12	%)(11)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	523	$0.98	to	$0.97	$508	3.68%	0.00%	to	0.90%	(1.48%)		to	(2.37%)
2014	198	$1.00	to	$0.99	$196	2.10%	0.00%	to	0.90%	(0.55	%)(11)	to	(1.02	%)(11)
VP NFJ Divd Val, Cl 2
2015	159	$1.31	to	$1.31	$208	—	0.00%	to	0.00%	(8.44%)		to	(8.44%)
2014	118	$1.43	to	$1.43	$169	—	0.00%	to	0.00%	9.54%		to	9.54%
2013	57	$1.30	to	$1.30	$74	—	0.00%	to	0.00%	27.71%		to	27.71%
2012	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	(0.53	%)(7)	to	(0.53	%)(7)

144	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Nuveen Winslow Lg Cap Gro, Cl 2
2015	90	$1.60	to	$1.60	$143	—	0.00%	to	0.00%	5.85%		to	5.85%
2014	43	$1.51	to	$1.51	$65	—	0.00%	to	0.00%	10.15%		to	10.15%
2013	15	$1.37	to	$1.37	$21	—	0.00%	to	0.00%	36.21%		to	36.21%
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(1.46	%)(7)	to	(1.46	%)(7)
VP Ptnrs Sm Cap Gro, Cl 2
2015	43	$1.34	to	$1.34	$58	—	0.00%	to	0.00%	(5.32%)		to	(5.32%)
2014	28	$1.41	to	$1.41	$40	—	0.00%	to	0.00%	(0.50%)		to	(0.50%)
2013	15	$1.42	to	$1.42	$22	—	0.00%	to	0.00%	39.89%		to	39.89%
2012	1	$1.02	to	$1.02	$1	—	0.00%	to	0.00%	(2.63	%)(7)	to	(2.63	%)(7)
VP Ptnrs Sm Cap Val, Cl 2
2015	93	$1.32	to	$1.32	$122	—	0.00%	to	0.00%	(9.45%)		to	(9.45%)
2014	58	$1.45	to	$1.45	$84	—	0.00%	to	0.00%	1.94%		to	1.94%
2013	17	$1.43	to	$1.43	$24	—	0.00%	to	0.00%	34.67%		to	34.67%
2012	1	$1.06	to	$1.06	$1	—	0.00%	to	0.00%	1.91	%(7)	to	1.91	%(7)
VP Ptnrs Sm Cap Val, Cl 3
2015	6,411	$1.28	to	$2.26	$13,540	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	7,409	$1.39	to	$2.49	$17,951	—	0.30%	to	0.90%	34.40%		to	33.59%
2012	8,282	$1.03	to	$1.86	$15,519	—	0.30%	to	0.90%	4.56	%(8)	to	12.49%
2011	9,036	$1.76	to	$1.66	$15,032	—	0.45%	to	0.90%	(4.88%)		to	(5.32%)
VP Pyramis Intl Eq, Cl 2
2015	205	$1.23	to	$1.23	$253	1.02%	0.00%	to	0.00%	(0.60%)		to	(0.60%)
2014	77	$1.24	to	$1.24	$95	1.36%	0.00%	to	0.00%	(7.02%)		to	(7.02%)
2013	46	$1.33	to	$1.33	$61	0.69%	0.00%	to	0.00%	21.27%		to	21.27%
2012	1	$1.10	to	$1.10	$1	2.22%	0.00%	to	0.00%	6.38	%(7)	to	6.38	%(7)
VP Lazard Intl Eq Adv, Cl 2
2015	121	$0.99	to	$0.99	$119	2.77%	0.00%	to	0.00%	(3.71%)		to	(3.71%)
2014	22	$1.03	to	$1.03	$22	2.51%	0.00%	to	0.00%	(0.20%)		to	(0.20%)
2013	12	$1.03	to	$1.03	$12	1.07%	0.00%	to	0.00%	0.90	%(10)	to	0.90	%(10)
VP MFS Blended Res Core Eq, Cl 2
2015	54	$1.46	to	$1.46	$79	—	0.00%	to	0.00%	0.33%		to	0.33%
2014	45	$1.45	to	$1.45	$66	—	0.00%	to	0.00%	11.57%		to	11.57%
2013	54	$1.30	to	$1.30	$71	—	0.00%	to	0.00%	28.26%		to	28.26%
2012	3	$1.02	to	$1.02	$3	—	0.00%	to	0.00%	(0.28	%)(7)	to	(0.28	%)(7)
VP MFS Blended Res Core Eq, Cl 3
2015	3,492	$1.42	to	$1.25	$5,641	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	4,117	$1.27	to	$1.13	$5,650	—	0.30%	to	0.90%	28.02%		to	27.24%
2012	3,922	$0.99	to	$0.89	$3,983	—	0.30%	to	0.90%	(0.14	%)(8)	to	9.68%
2011	4,095	$1.56	to	$0.81	$3,678	—	0.45%	to	0.90%	(3.93%)		to	(4.37%)
VP TCW Core Plus Bond, Cl 2
2015	40	$1.02	to	$1.02	$41	0.56%	0.00%	to	0.00%	(0.06%)		to	(0.06%)
2014	35	$1.02	to	$1.02	$36	0.31%	0.00%	to	0.00%	4.81%		to	4.81%
2013	14	$0.98	to	$0.98	$14	0.20%	0.00%	to	0.00%	(2.36%)		to	(2.36%)
2012	0	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.10	%)(7)	to	(0.10	%)(7)
VP Vty Sycamore Estb Val, Cl 2
2015	402	$1.58	to	$1.58	$637	—	0.00%	to	0.00%	0.00%		to	0.00%
2014	100	$1.58	to	$1.58	$159	—	0.00%	to	0.00%	11.90%		to	11.90%
2013	110	$1.41	to	$1.41	$156	—	0.00%	to	0.00%	35.66%		to	35.66%
2012	9	$1.04	to	$1.04	$9	—	0.00%	to	0.00%	1.50	%(7)	to	1.50	%(7)
VP Vty Sycamore Estb Val, Cl 3
2015	2,511	$1.53	to	$1.95	$5,667	—	0.30%	to	0.90%	(0.14%)		to	(0.74%)
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	1,505	$1.37	to	$1.77	$3,025	—	0.30%	to	0.90%	35.46%		to	34.65%
2012	1,180	$1.01	to	$1.32	$1,713	—	0.30%	to	0.90%	2.21	%(8)	to	15.96%
2011	1,127	$1.66	to	$1.13	$1,385	—	0.45%	to	0.90%	(6.86%)		to	(7.28%)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	145

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP WF Short Duration Govt, Cl 2
2015	69	$1.01	to	$1.01	$70	0.42%	0.00%	to	0.00%	0.07%		to	0.07%
2014	13	$1.01	to	$1.01	$13	0.22%	0.00%	to	0.00%	0.71%		to	0.71%
2013	11	$1.00	to	$1.00	$11	0.23%	0.00%	to	0.00%	(0.49%)		to	(0.49%)
2012	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	0.19	%(7)	to	0.19	%(7)
Wanger Intl
2015	40,569	$1.19	to	$2.05	$85,635	1.44%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	44,370	$1.25	to	$2.18	$100,704	2.62%	0.30%	to	0.90%	22.00%		to	21.27%
2012	45,976	$1.03	to	$1.80	$86,186	1.20%	0.30%	to	0.90%	3.50	%(8)	to	20.47%
2011	52,283	$1.71	to	$1.49	$80,510	4.78%	0.45%	to	0.90%	(15.00%)		to	(15.39%)
Wanger USA
2015	33,872	$1.44	to	$3.13	$94,274	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	37,086	$1.39	to	$3.06	$108,176	0.14%	0.30%	to	0.90%	33.36%		to	32.55%
2012	39,111	$1.04	to	$2.31	$88,336	0.31%	0.30%	to	0.90%	6.00	%(8)	to	18.93%
2011	43,104	$1.79	to	$1.94	$82,257	—	0.45%	to	0.90%	(3.92%)		to	(4.36%)
WF VT Index Asset Alloc, Cl 2
2015	4,767	$1.42	to	$2.13	$7,840	1.04%	0.30%	to	0.90%	0.95%		to	0.34%
2014	4,558	$1.40	to	$2.12	$8,151	1.53%	0.30%	to	0.90%	17.71%		to	17.00%
2013	3,689	$1.19	to	$1.81	$6,161	1.67%	0.30%	to	0.90%	19.27%		to	18.56%
2012	3,140	$1.00	to	$1.53	$4,800	1.46%	0.30%	to	0.90%	0.84	%(8)	to	12.02%
2011	3,112	$1.36	to	$1.36	$4,247	3.23%	0.90%	to	0.90%	5.53%		to	5.53%
WF VT Intl Eq, Cl 2
2015	13,122	$1.21	to	$1.62	$21,579	3.98%	0.30%	to	0.90%	1.50%		to	0.89%
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	13,239	$1.26	to	$1.71	$22,971	2.14%	0.30%	to	0.90%	19.16%		to	18.45%
2012	14,623	$1.06	to	$1.45	$21,366	1.31%	0.30%	to	0.90%	6.62	%(8)	to	12.46%
2011	17,393	$1.30	to	$1.29	$22,492	0.11%	0.45%	to	0.90%	(13.30%)		to	(13.69%)
WF VT Opp, Cl 2
2015	5,830	$1.49	to	$2.36	$14,035	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	7,367	$1.39	to	$2.24	$17,154	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
2012	8,359	$1.06	to	$1.73	$15,066	0.09%	0.00%	to	0.90%	2.93	%(7)	to	14.48%
2011	10,887	$1.81	to	$1.51	$17,056	0.06%	0.45%	to	0.90%	(5.94%)		to	(6.36%)
WF VT Sm Cap Gro, Cl 2
2015	6,422	$1.42	to	$2.60	$15,861	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	5,586	$1.49	to	$2.78	$15,713	—	0.00%	to	0.90%	50.23%		to	48.88%
2012	5,320	$0.99	to	$1.87	$10,252	—	0.00%	to	0.90%	(3.90	%)(7)	to	6.90%
2011	5,886	$2.05	to	$1.75	$10,511	—	0.45%	to	0.90%	(5.02%)		to	(5.45%)
WA Var Global Hi Yd Bond, Cl II
2015	33	$0.95	to	$0.95	$31	9.54%	0.00%	to	0.00%	(6.08%)		to	(6.08%)
2014	17	$1.01	to	$1.01	$18	13.35%	0.00%	to	0.00%	(1.51%)		to	(1.51%)
2013	2	$1.03	to	$1.03	$2	75.18%	0.00%	to	0.00%	0.83	%(10)	to	0.83	%(10)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a

146	■ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on April 29, 2011.
(6)	New subaccount operations commenced on April 27, 2012.
(7)	New subaccount operations commenced on Sept. 12, 2012.
(8)	New subaccount operations commenced on Nov. 2, 2012.
(9)	New subaccount operations commenced on April 26, 2013.
(10)	New subaccount operations commenced on Oct. 21, 2013.
(11)	New subaccount operations commenced on June 30, 2014.
(12)	New subaccount operations commenced on March 27, 2015.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ■	147

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 25, 2016

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $20,886; 2014, $21,354)	$21,772	$23,243
Common stocks, at fair value (cost: 2015 and 2014, $2)	7	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2015, $19; 2014, $23)	3,211	3,298
Policy loans	823	805
Other investments	998	987
Total investments	26,811	28,340
Cash and cash equivalents	370	307
Reinsurance recoverables	2,415	2,268
Other receivables	255	206
Accrued investment income	244	255
Deferred acquisition costs	2,688	2,576
Other assets	4,569	5,006
Separate account assets	76,004	79,178
Total assets	$113,356	$118,136

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,029	$29,805
Short-term borrowings	200	200
Other liabilities	4,058	4,650
Separate account liabilities	76,004	79,178
Total liabilities	109,291	113,833
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,465	2,464
Retained earnings	1,202	1,107
Accumulated other comprehensive income, net of tax	395	729
Total shareholder’s equity	4,065	4,303
Total liabilities and shareholder’s equity	$113,356	$118,136

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2015	2014	2013
Revenues
Premiums	$406	$423	$430
Net investment income	1,218	1,294	1,411
Policy and contract charges	1,880	1,821	1,725
Other revenues	422	390	359
Net realized investment gains	4	38	3
Total revenues	3,930	3,966	3,928

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,213	1,046	1,172
Interest credited to fixed accounts	668	713	806
Amortization of deferred acquisition costs	273	293	141
Other insurance and operating expenses	736	740	746
Total benefits and expenses	2,890	2,792	2,865
Pretax income	1,040	1,174	1,063
Income tax provision	145	209	221
Net income	$895	$965	$842

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(8)	$(6)	$(11)
Portion of loss recognized in other comprehensive income (before taxes)	1	1	5
Net impairment losses recognized in net realized investment gains	$(7)	$(5)	$(6)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2015	2014	2013

Net income	$895	$965	$842
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(338)	74	(588)
Net unrealized gains on derivatives	4	5	4
Total other comprehensive income (loss), net of tax	(334)	79	(584)
Total comprehensive income	$561	$1,044	$258

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$3	$2,462	$1,000	$1,234	$4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014	3	2,464	1,107	729	4,303
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)
Balances at December 31, 2015	$3	$2,465	$1,202	$395	$4,065

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$895	$965	$842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	18	8	(20)
Deferred income tax expense (benefit)	(91)	209	(76)
Contractholder and policyholder charges, non-cash	(334)	(329)	(322)
Loss from equity method investments	18	24	12
Net realized investment gains	(13)	(45)	(9)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	9	7	6
Changes in operating assets and liabilities:
Deferred acquisition costs	(2)	33	(128)
Policyholder account balances, future policy benefits and claims	703	1,375	(1,053)
Derivatives, net of collateral	69	(894)	1,733
Reinsurance recoverables	(132)	(107)	(121)
Other receivables	(9)	(4)	4
Accrued investment income	11	20	16
Other, net	407	(357)	132
Net cash provided by operating activities	1,549	905	1,016

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	158	309	171
Maturities, sinking fund payments and calls	2,589	2,848	3,682
Purchases	(2,279)	(1,589)	(3,672)
Proceeds from maturities and repayments of mortgage loans	618	562	696
Funding of mortgage loans	(523)	(523)	(619)
Proceeds from sales and collections of other investments	115	140	119
Purchase of other investments	(158)	(304)	(235)
Purchase of land, buildings, equipment and software	(11)	(8)	(8)
Change in policy loans, net	(18)	(32)	(21)
Advance on line of credit to Ameriprise Financial, Inc.	—	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	—	15	—
Other, net	4	5	49
Net cash provided by investing activities	495	1,408	162

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,061	2,042	2,158
Net transfers to separate accounts	(171)	(216)	(116)
Surrenders and other benefits	(2,714)	(2,440)	(1,994)
Change in short-term borrowings, net	(1)	(301)	(2)
Proceeds from line of credit with Ameriprise Financial, Inc.	6	56	94
Payments on line of credit with Ameriprise Financial, Inc.	(6)	(206)	(94)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	16	13	—
Cash paid for purchased options with deferred premiums	(373)	(399)	(417)
Cash dividends to Ameriprise Financial, Inc.	(800)	(900)	(800)
Net cash used in financing activities	(1,981)	(2,350)	(1,170)
Net increase (decrease) in cash and cash equivalents	63	(37)	8
Cash and cash equivalents at beginning of period	307	344	336
Cash and cash equivalents at end of period	$370	$307	$344

Supplemental Disclosures:
Income taxes paid (received), net	$(57)	$471	$94
Interest paid on borrowings	1	1	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	45	38	96

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned. The discount for residential mortgage loans is accreted straight-line over the remaining life of the loans.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

RiverSource Life Insurance Company

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which

RiverSource Life Insurance Company

risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2015 and 2014, land, buildings, equipment and software were $153 million and $159 million, respectively, net of accumulated depreciation of $129 million and $122 million, respectively. Depreciation and amortization expense for the years ended December 31, 2015, 2014 and 2013 was $15 million, $15 million and $16 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs

RiverSource Life Insurance Company

based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options. Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality,

RiverSource Life Insurance Company

persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported health insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and health insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS
Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 12 and Note 16 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net

RiverSource Life Insurance Company

investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The Company did not elect the proportional amortization method.

Future Adoption of New Accounting Standards

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Interest — Imputation of Interest

In April 2015, the FASB updated the accounting standards related to debt issuance costs. The update requires that debt issuance costs be presented on the balance sheet as a direct deduction from the carrying amount of debt. The update does not impact the measurement or recognition of debt issuance costs. In August 2015, the FASB updated the guidance to allow companies to make a policy election to exclude debt issuance costs for line-of-credit arrangements from the standard. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard is to be applied on a retrospective basis to all periods presented. Early adoption of the standard is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

RiverSource Life Insurance Company

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $517 million and $504 million as of December 31, 2015 and 2014, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information about these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $862 million and $1.2 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $408 million and $689 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2015 and 2014, fixed maturity securities comprised approximately 81% and 82%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized

RiverSource Life Insurance Company

Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $1.1 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,661	$4,806	22%	$5,111	$5,374	23%
AA	1,010	1,185	5	967	1,158	5
A	3,749	4,101	19	4,452	5,062	22
BBB	9,964	10,278	47	9,328	10,165	44
Below investment grade	1,502	1,402	7	1,496	1,484	6
Total fixed maturities	$20,886	$21,772	100%	$21,354	$23,243	100%

At December 31, 2015 and 2014, approximately 47% and 46%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

	December 31, 2014
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$33	$54	$87
Credit losses for which an other-than-temporary impairment was not previously recognized	—	1	2
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	4
Reductions for securities sold during the period (realized)	—	(22)	(39)
Ending balance	$33	$33	$54

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Gross realized investment gains	$30	$51	$11
Gross realized investment losses	(17)	(6)	—
Other-than-temporary impairments	(7)	(5)	(6)
Total	$6	$40	$5

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$882	$893
Due after one year through five years	5,419	5,731
Due after five years through 10 years	5,062	5,046
Due after 10 years	3,679	4,115
	15,042	15,785
Residential mortgage backed securities	3,015	3,075
Commercial mortgage backed securities	2,081	2,136
Asset backed securities	748	776
Common stocks	2	7
Total	$20,888	$21,779

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$1,034	$1,112	$1,205
Mortgage loans	177	183	202
Other investments	33	29	37
	1,244	1,324	1,444
Less: investment expenses	26	30	33
Total	$1,218	$1,294	$1,411

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$6	$40	$5
Mortgage loans	—	—	(1)
Other investments	(2)	(2)	(1)
Total	$4	$38	$3

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans and syndicated loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$28	$28	$30
Charge-offs	(4)	(2)	(2)
Provisions	1	2	—
Ending balance	$25	$28	$28

Individually evaluated for impairment	$4	$9	$8
Collectively evaluated for impairment	21	19	20

The recorded investment in commercial and residential mortgage loans and syndicated loans by impairment method was as follows:

	December 31,
	2015	2014
Individually evaluated for impairment	$25	$32
Collectively evaluated for impairment	3,657	3,740
Total	$3,682	$3,772

As of December 31, 2015 and 2014, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $4 million, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company purchased $106 million, $180 million and $158 million, respectively, and sold $15 million, $13 million and $2 million, respectively, consisting primarily of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million and $10 million as of December 31, 2015 and 2014, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
South Atlantic	$746	$710	28%	27%
Pacific	709	673	27	26
Mountain	242	236	9	9
West North Central	217	223	8	8
East North Central	208	237	8	9
Middle Atlantic	203	210	8	8
West South Central	128	151	5	6
New England	115	130	4	5
East South Central	68	62	3	2

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Retail	$947	$956	36%	36%
Office	522	535	20	20
Apartments	473	473	18	18
Industrial	444	447	17	17
Mixed use	35	46	1	2
Hotel	34	32	1	1
Other	181	143	7	6

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2015 and 2014 was $594 million and $689 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2015 and 2014, no allowance for loan losses was recorded.

Residential mortgage loans are presented net of unamortized discount of $21 million and $34 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, approximately 4% and 5%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2015 and 2014, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% of the portfolio as of both December 31, 2015 and 2014. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2015 and 2014 was $452 million and $451 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2015 and 2014 were $5 million and $3 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2015, 2014 and 2013. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2015, 2014 and 2013. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$2,576	$2,633	$2,373
Capitalization of acquisition costs	275	260	269
Amortization, excluding the impact of valuation assumptions review	(267)	(286)	(219)
Amortization, impact of valuation assumptions review	(6)	(7)	78
Impact of change in net unrealized securities losses (gains)	110	(24)	132
Balance at December 31	$2,688	$2,576	$2,633

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$361	$409	$404
Capitalization of sales inducement costs	4	5	5
Amortization, excluding the impact of valuation assumptions review	(52)	(52)	(48)
Amortization, impact of valuation assumptions review	1	(2)	25
Impact of change in net unrealized securities losses	20	1	23
Balance at December 31	$334	$361	$409

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual fixed and variable universal life insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $196.3 billion and $195.5 billion, respectively, of which $144.2 billion and $143.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Direct premiums	$629	$645	$650
Reinsurance ceded	(223)	(222)	(220)
Net premiums	$406	$423	$430

Policy and contract charges are presented on the Consolidated Statements of Income net of $107 million, $94 million and $87 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $287 million, $253 million and $226 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $1.9 billion and $1.8 billion related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $551 million and $575 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Company

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2015	2014
Policyholder account balances
Fixed annuities	$11,239	$12,700
Variable annuity fixed sub-accounts	4,912	4,860
VUL/UL insurance	2,897	2,856
IUL insurance	808	534
Other life insurance	794	840
Total policyholder account balances	20,650	21,790
Future policy benefits
Variable annuity GMWB	1,057	693
Variable annuity GMAB	—	(41	)(1)
Other annuity liabilities	31	115
Fixed annuities life contingent liabilities	1,501	1,511
EIA	27	29
Life, DI and LTC insurance	5,112	5,106
VUL/UL and other life insurance additional liabilities	452	437
Total future policy benefits	8,180	7,850
Policy claims and other policyholders’ funds	199	165
Total policyholder account balances, future policy benefits and claims	$29,029	$29,805

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Company

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2015	2014
Variable annuity	$69,333	$72,125
VUL insurance	6,637	7,016
Other insurance	34	37
Total	$76,004	$79,178

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$54,716	$52,871	$297	65	$55,378	$53,565	$24	64
Five/six-year reset	9,307	6,731	78	65	10,360	7,821	28	64
One-year ratchet	6,747	6,379	266	67	7,392	7,006	39	66
Five-year ratchet	1,613	1,556	20	63	1,773	1,717	2	63
Other	887	869	82	71	959	941	38	70
Total — GMDB	$73,270	$68,406	$743	65	$75,862	$71,050	$131	64
GGU death benefit	$1,056	$1,004	$113	67	$1,072	$1,019	$123	67
GMIB	$270	$251	$17	68	$343	$321	$9	67
GMWB:
GMWB	$3,118	$3,109	$2	69	$3,671	$3,659	$1	68
GMWB for life	37,301	37,179	330	66	36,843	36,735	95	65
Total — GMWB	$40,419	$40,288	$332	66	$40,514	$40,394	$96	65
GMAB	$4,018	$4,006	$31	58	$4,247	$4,234	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,601	63	$6,076	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$4	$9	$799	$103	$155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	$14	$8	$1,057	$—	$332

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Company

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2015	2014
Mutual funds:
Equity	$39,806	$41,403
Bond	23,700	25,060
Other	5,241	4,490
Total mutual funds	$68,747	$70,953

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2015 and 2014.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2015 and 2014, the Company had pledged $30 million and $18 million, respectively, of agency residential mortgage backed securities and $22 million and $34 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month as of December 31, 2015 and less than four months as of December 31, 2014. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2015 and 2014 was 0.5% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $290 million and $298 million at December 31, 2015 and 2014, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $150 million. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2015 and less than two months as of December 31, 2014. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2015 and 2014 was 0.5% and 0.3%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Company

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets	—	76,004	—	76,004
Total assets at fair value	$148	$100,084	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(1)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(2)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)	The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Company

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(1)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(2)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive loss	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015 included in:
Net investment income	$(1)	$—	$—	$1	$—	$—

(1)	Included in net investment income in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(1)	105	(2)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015 included in:
Benefits, claims, losses and settlement expenses	$—		$127		$127
Interest credited to fixed accounts	27		—		27

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive loss	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $74 million, $124 million and $(168) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Company

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL

RiverSource Life Insurance Company

embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities	360	—	360	—	360

	December 31, 2014
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

RiverSource Life Insurance Company

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $311 million, $295 million and $268 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $162 million, $158 million and $145 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $41 million, $40 million and $38 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $437 million, $431 million and $465 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Cash dividends paid to Ameriprise Financial	$800	$900	$800
Cash dividends received from RiverSource Life of NY	25	24	25
Cash dividend received from RTA	—	30	—

On February 11, 2016, the Company’s board of directors declared a cash dividend of $400 million to Ameriprise Financial, payable on or after March 1, 2016, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2015, 2014 and 2013, RiverSource Life Insurance Company made cash contributions to RTA of nil, $15 million and $30 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $88 million and $289 million at December 31, 2015 and 2014, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $954 million and $638 million as of December 31, 2015 and 2014, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.7 billion and $3.3 billion at December 31, 2015 and 2014, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Statutory net gain from operations(1)	$1,033	$1,412	$1,633
Statutory net income(1)	633	1,154	1,337

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million at both December 31, 2015 and 2014, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in millions)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$62,591	$1,882	$948	$61,839	$1,955	$1,136
Equity contracts	69,009	1,569	1,975	68,563	1,993	2,662
Credit contracts	600	2	—	616	—	—
Foreign exchange contracts	4,155	55	17	1,957	29	2
Other contracts	2,150	—	—	1,188	—	11
Total non-designated hedges	138,505	3,508	2,940	134,163	3,977	3,811
Embedded derivatives
GMWB and GMAB(3)	N/A	—	851	N/A	—	479
IUL	N/A	—	364	N/A	—	242
EIA	N/A	—	5	N/A	—	6
Total embedded derivatives	N/A	—	1,220	N/A	—	727
Total derivatives	$138,505	$3,508	$4,160	$134,163	$3,977	$4,538

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $323 million and $435 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $193 million and $151 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Operations:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)
Year Ended December 31, 2013
Interest rate contracts	$—	$—	$(742)
Equity contracts	—	14	(1,084)
Credit contracts	—	—	6
Foreign exchange contracts	—	—	26
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	1,408
IUL embedded derivatives	—	(16)	—
EIA embedded derivatives	—	(3)	—
Total loss	$—	$(5)	$(409)
The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2016	$312	$75
2017	254	75
2018	201	124
2019	245	126
2020	178	58
2021-2026	543	172
Total	$1,733	$630

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2015, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2015, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2015 and 2014, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2015, 2014 and 2013, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is three years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $243 million and $367 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $243 million and $367 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil for both periods.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of other comprehensive income (loss) (“OCI”):

(in millions)	Year Ended December 31, 2015
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

(in millions)	Year Ended December 31, 2014
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(in millions)	Year Ended December 31, 2013
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period (1)	$(1,382)	$478	$(904)
Reclassification of net securities gains included in net income(2)	(5)	2	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	490	(171)	319
Net unrealized securities losses	(897)	309	(588)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(891)	$307	$(584)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2013	$1,255	$(21)	$1,234
OCI before reclassifications	(585)	—	(585)
Amounts reclassified from AOCI	(3)	4	1
Total OCI	(588)	4	(584)
Balance, December 31, 2013	667 (1)	(17)	650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	$403 (1)	$(8)	$395

(1)

Includes $2 million, $2 million and $7 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Current income tax
Federal	$234	$2	$295
State	2	(2)	2
Total current income tax	236	—	297
Deferred income tax
Federal	(91)	202	(65)
State	—	7	(11)
Total deferred income tax	(91)	209	(76)
Total income tax provision	$145	$209	$221

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(14.0)	(10.4)	(9.6)
Low income housing tax credits	(6.1)	(4.7)	(5.0)
Foreign tax credit, net of addback	—	(1.0)	(0.9)
State taxes, net of federal benefit	—	0.3	(0.5)
Taxes applicable to prior years	—	(0.4)	—
Other, net	(0.9)	(1.0)	1.8
Income tax provision	14.0%	17.8%	20.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income. The decrease in the effective tax rate for the year ended December 31, 2014 compared to 2013 was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,357	$1,259
Investment related	55	46
State net operating losses	—	7
Other	15	9
Gross deferred income tax assets	1,427	1,321
Less: valuation allowance	8	8
Total deferred income tax assets	1,419	1,313
Deferred income tax liabilities
Deferred acquisition costs	709	717
Net unrealized gains on Available-for-Sale securities	217	400
Deferred sales inducement costs	125	128
Depreciation	23	—
Other	3	—
Gross deferred income tax liabilities	1,077	1,245
Net deferred income tax assets	$342	$68

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2016. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2015	2014	2013
Balance at January 1	$160	$144	$65
Additions based on tax positions related to the current year	11	13	18
Additions for tax positions of prior years	29	21	61
Reductions for tax positions of prior years	(105)	(18)	—
Balance at December 31	$95	$160	$144

If recognized, approximately $9 million, $7 million and $23 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $80 million to $90 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $1 million, $4 million, and $6 million in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $41 million and $40 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009 remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2015	2014
Commercial mortgage loans	$73	$43
Residential mortgage loans	447	491
Affordable housing partnerships	117	124
Total funding commitments	$637	$658

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2015 and 2014, the estimated liability was $13 million and $14 million, respectively, and the related premium tax asset was $12 million at both December 31, 2015 and 2014. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6333 CA (5/16)

PART C: OTHER INFORMATION

Item 26. Exhibits – Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994, filed as an Exhibit to Registrant’s Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant’s Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio – New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant’s Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically on or about April 26, 2006, as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(9) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, filed electronically as Exhibit (a)(9) to Post-Effective Amendment No. 29 to Registration Statement No. 33-62457 is incorporated herein by reference.

(a)(10) Board Resolution for establishment of 21 subaccounts dated April 28, 2014 filed electronically as Exhibit (a) (10) to Post-Effective Amendment No. 31 to Registration No. 33-62457 is incorporated herein by reference.

(a)(11) Board Resolution for establishment of 10 subaccounts dated April 28, 2015 filed electronically as Exhibit (a) (11) to Post-Effective Amendment No. 32 to Registration Statement No. 33-62457 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company for Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant’s Post-Effective Amendment No. 19 on Form N-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant’s Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001, and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(7) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006, as Exhibit (h)(10) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz

Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(13) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(14) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 29 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(22) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(23) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(24) Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.16 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as exhibit 8.17 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(26) Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.18 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(27) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i) Not applicable.

(j) Not applicable.

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Not applicable.

(m) Not applicable.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) RiverSource Life Insurance Company’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 28 to Registration Statement No. 33-62457 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated March 8, 2016, filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje	Director, Senior Vice President and Chief Actuary

James L. Hamalainen	Senior Vice President and Treasurer – Investments

Colin J. Lundgren	Director

Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore	Secretary

Jeninne C. McGee	Director

Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH***	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan

Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Holdings Sàrl (Threadneedle subsidiary list is not included.)	Luxembourg
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Partners, LLC	DE
RiverSource CDO Seed Investments, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$425,969,636	None	None	None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company) at 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 28th day of April, 2016.

RiverSource Variable Life Separate Account
(Registrant)

By: RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2016.

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Jeninne C. McGee*	Director
Jeninne C. McGee

/s/ James L. Hamalainen*	Senior Vice President and Treasurer – Investments
James L. Hamalainen

/s/ Jon S. Stenberg*	Director and Executive Vice President – Life & Disability Insurance
Jon S. Stenberg

/s/ Colin J. Lundgren*	Director
Colin J. Lundgren

*	Signed pursuant to Power of Attorney dated March 8, 2016, filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218, by:

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 33

TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A. Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance.

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource Variable Life Separate Account.

Part C.

Other Information.

Signatures.

Exhibits.

EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select.